UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518
                                                    --------------

                               The RBB Fund, Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-792-2555
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                     Date of reporting period: May 31, 2005
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                    ----------   -------------

CERTIFICATES OF DEPOSIT--13.5%
DOMESTIC CERTIFICATES OF DEPOSIT--8.9%
Banco Santander Puerto Rico
   3.050%, 06/20/05                                 $    7,000   $   7,000,000
Banque Nationale de Paris, New York (A-1+, P-1)
   2.905%, 06/13/05                                      3,335       3,335,006
Washington Mutual Bank (A-1, P-1)
   3.050%, 06/22/05                                     12,800      12,800,000
                                                                 -------------
                                                                    23,135,006
                                                                 -------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.6%
Credit Suisse First Boston New York (A-1, P-1)
   3.050%, 06/30/05                                     12,000      12,000,000
                                                                 -------------
TOTAL CERTIFICATES OF DEPOSIT
     (Cost $35,135,006)                                             35,135,006
                                                                 -------------
COMMERCIAL PAPER--47.1%
ASSET BACKED SECURITIES--22.3%
Chariot Funding LLC (A-1, P-1)
   3.030%, 06/01/05                                     10,156      10,156,000
Emerald Certificates MBNA (A-1+, P-1)
   3.040%, 06/29/05                                      6,400       6,384,867
   3.120%, 07/19/05                                      3,675       3,659,712
Mitten Residential Funding Corp.
   3.068%, 06/24/05                                      8,885       8,867,630
Newcastle Certificates (A-1+, P-1)
   3.088%, 06/06/05                                      7,430       7,426,822
   3.081%, 06/13/05                                      4,699       4,694,191
Park Granda LLC (A-1+, P-1)
   3.074%, 06/24/05                                     10,000       9,980,450
Sedna Finance, Inc. (A-1+, P-1)
   3.020%, 06/22/05                                      6,800       6,788,021
                                                                 -------------
                                                                    57,957,693
                                                                 -------------
BANKS--3.8%
Alliance & Leicester PLC 4-2
   3.260%, 09/19/05                                     10,000       9,900,389
                                                                 -------------
CANNED, FROZEN, PRESERVED FRUIT--4.6%
Sara Lee Corp. (A-1, P-2)
   3.070%, 06/28/05                                     12,000      11,972,370
                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.9%
General Electric Company (A-1+, P-1)
   3.000%, 06/28/05                                      1,425       1,421,794

                                                       PAR
                                                      (000)          VALUE
                                                    ----------   -------------

   3.000%, 06/29/05                                 $      875   $     872,958
                                                                 -------------
                                                                     2,294,752
                                                                 -------------
FINANCE SERVICES--5.0%
UBS Finance Delaware LLC 3-A-3
   3.040%, 06/01/05                                     13,000      13,000,000
                                                                 -------------
PERSONAL CREDIT INSTITUTIONS--3.8%
Countrywide Home Loans, Inc. (A-1, P-2)
   3.070%, 06/24/05                                     10,000       9,980,386
                                                                 -------------
SECURITY BROKERS & DEALERS--2.9%
Citigroup Global Markets Holdings 3-A-3
   3.050%, 06/01/05                                      5,000       5,000,000
Morgan Stanley Mortgage Capital, Inc.(A-1, P-1)
   2.930%, 06/07/05                                      2,620       2,618,721
                                                                 -------------
                                                                     7,618,721
                                                                 -------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--3.8%
General Electric Capital Corp. (A-1+, P-1)
   2.880%, 06/08/05                                     10,000       9,994,400
                                                                 -------------
TOTAL COMMERCIAL PAPER
     (Cost $122,718,711)                                           122,718,711
                                                                 -------------
MUNICIPAL BONDS--0.9%
PENNSYLVANIA--0.9%
Franklin County, PA IDR (A-1, A+)
   3.280%, 06/02/05                                      2,330       2,330,000
                                                                 -------------
TOTAL MUNICIPAL BONDS
     (Cost $2,330,000)                                               2,330,000
                                                                 -------------
VARIABLE RATE OBLIGATIONS--9.3%
ASSET BACKED SECURITIES--0.5%
Racers Trust 2004-6-MM (P-1)
   3.090%, 06/22/05                                      1,000       1,000,000
SMM Trust 2004-G
   2.910%, 06/03/05                                        271         271,031
                                                                 -------------
                                                                     1,271,031
                                                                 -------------
BANKS--6.9%
Citigroup Global Markets (A-1+, P-1)
   3.041%, 06/03/05                                      8,000       8,000,000
HBOS Treasury Services P.L.C. (AA, Aa2)
   3.080%, 06/24/05                                      8,000       8,000,000
Westpac Banking Corp. (AA-, Aa3)
   2.990%, 06/13/05                                      2,000       2,000,000
                                                                 -------------
                                                                    18,000,000
                                                                 -------------

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                    ----------   -------------

LIFE INSURANCE--1.9%
Met Life Global Funding, Inc. (AA, Aa2)
   3.171%, 06/29/05                                 $    5,000   $   5,000,000
                                                                 -------------
TOTAL VARIABLE RATE OBLIGATIONS
     (Cost $24,271,031)                                             24,271,031
                                                                 -------------
AGENCY OBLIGATIONS--3.1%
Federal Home Loan Bank (AAA, Aaa)
   2.875%, 06/13/05                                      8,000       7,998,642
                                                                 -------------
TOTAL AGENCY OBLIGATIONS
     (Cost $7,998,642)                                               7,998,642
                                                                 -------------
MASTER NOTES--7.3%
Merrill Lynch Mortgage Capital, Inc.
   3.100%, 06/06/05                                     13,100      13,100,000
Morgan Stanley Mortgage Capital, Inc. (A1, P1)
   3.233%, 06/01/05                                      6,000       6,000,000
                                                                 -------------
TOTAL MASTER NOTES
     (Cost $19,100,000)                                             19,100,000
                                                                 -------------
REPURCHASE AGREEMENTS--18.8%
Morgan Stanley & Co.
   3.060%, 06/01/05                                     45,000      45,000,000
   2.950%, 06/01/05                                      3,900       3,900,000
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
     (Cost $48,900,000)                                             48,900,000
                                                                 -------------
TOTAL INVESTMENTS AT VALUE--100.0%
(Cost $260,453,389)**                                              260,453,389
                                                                 -------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%                            103,440
                                                                 -------------
NET ASSETS (APPLICABLE TO 99,297,637
BEDFORD SHARES AND 161,262,650 SANSOM
STREET SHARES )--100.0%                                          $ 260,556,829
                                                                 =============
NET ASSET VALUE, Offering and Redemption Price Per
Share ($260,556,829 / 260,560,287)                               $        1.00
                                                                 =============

**    There are no differences between book cost and federal income tax cost.

INVESTMENT ABBREVIATIONS

IDR                                             Industrial Development Revenue
RB                                                                Revenue Bond
VRDN                                                 Variable Rate Demand Note

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                COMMON STOCKS--97.7%

                AEROSPACE & DEFENSE--0.9%
       7,200    Allied Defense Group, Inc. (The)*               $      171,648
         300    Esterline Technologies Corp.*                           11,670
      18,900    GenCorp, Inc.*                                         357,210
      23,165    Innovative Solutions and Support, Inc.*                802,436
                                                                --------------
                                                                     1,342,964
                                                                --------------
                AIRLINES--0.9%
      69,200    ExpressJet Holdings, Inc.*                             597,196
       2,100    Republic Airways Holdings, Inc.*                        26,796
      19,800    SkyWest, Inc.                                          361,152
      30,500    World Air Holdings, Inc.*                              259,860
                                                                --------------
                                                                     1,245,004
                                                                --------------
                APPAREL--2.1%
      23,500    Children's Place Retail Stores, Inc. (The)*          1,097,685
         200    Citi Trends, Inc.*                                       3,270
      18,800    Guess?, Inc.*                                          316,592
      40,000    Hartmarx Corp.*                                        379,200
      57,900    Russell Corp.                                        1,082,730
       4,000    UniFirst Corp.                                         146,400
                                                                --------------
                                                                     3,025,877
                                                                --------------
                AUTOMOBILE--0.5%
      45,100    Rush Enterprises, Inc., Class A*                       648,989
                                                                --------------
                BANKS--0.9%
       2,000    Community Bancorp*                                      56,920
         500    First Regional Bancorp*                                 32,375
      10,400    Preferred Bank                                         402,376
      14,081    Western Sierra Bancorp*                                480,303
      21,800    Wilshire Bancorp, Inc.                                 290,594
                                                                --------------
                                                                     1,262,568
                                                                --------------
                BIOTECH--2.8%
       3,300    Alexion Pharmaceuticals, Inc.*                          75,075
      13,900    Alkermes, Inc.*                                        161,240
      58,289    Anika Therapeutics, Inc.*                              881,912
      40,800    Array BioPharma, Inc.*                                 254,592

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                BIOTECH--(CONTINUED)
      27,400    CV Therapeutics, Inc.*                          $      554,028
       2,700    Idenix Pharmaceuticals, Inc.*                           55,134
      68,800    Medarex, Inc.*                                         521,504
       8,000    Myriad Genetics, Inc.*                                 131,680
      21,500    Regeneron Pharmaceuticals, Inc.*                       133,945
      90,800    StemCells, Inc.*                                       376,820
      15,300    Strategic Diagnostics, Inc.*                            42,993
      18,100    Theravance, Inc.*                                      318,379
      31,007    ZymoGenetics, Inc.*                                    539,832
                                                                --------------
                                                                     4,047,134
                                                                --------------
                BUILDING & BUILDING MATERIALS--1.1%
      11,000    Eagle Materials, Inc.                                  964,370
       3,800    Interline Brands, Inc.*                                 76,342
      33,300    Perini Corp.*                                          502,164
                                                                --------------
                                                                     1,542,876
                                                                --------------
                BUSINESS SERVICES--1.2%
      60,750    Barrett Business Services, Inc.*                       878,445
      49,503    Fargo Electronics*                                     893,529
                                                                --------------
                                                                     1,771,974
                                                                --------------
                CELLULAR COMMUNICATIONS--0.7%
      76,400    Centennial Communications Corp.*                     1,000,076
                                                                --------------
                CHEMICALS - DIVERSIFIED--0.7%
      43,100    Westlake Chemical Corp.                              1,033,538
                                                                --------------
                CHEMICALS - SPECIALTY--0.2%
       4,800    Balchem Corp.                                          132,960
       1,400    Hercules, Inc.*                                         19,348
      18,600    Landec Corp.*                                          111,414
                                                                --------------
                                                                       263,722
                                                                --------------
                COMMERCIAL SERVICES--1.7%
      23,700    Chemed Corp.                                         1,002,036
      36,316    McGrath Rentcorp                                       837,084
      22,600    PeopleSupport, Inc.*                                   220,350
       9,781    Steiner Leisure, Ltd.*                                 332,358
                                                                --------------
                                                                     2,391,828
                                                                --------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                COMPUTER COMPONENTS--0.8%
      38,200    Komag, Inc.*                                    $    1,102,070
                                                                --------------
                COMPUTER NETWORKING PRODUCTS--1.6%
      66,700    Ixia*                                                1,226,613
      32,600    SafeNet, Inc.*                                       1,024,292
                                                                --------------
                                                                     2,250,905
                                                                --------------
                COMPUTER SERVICES--1.5%
      40,800    PAR Technology Corp.*                                1,168,920
     101,735    Radiant Systems, Inc.*                               1,064,148
                                                                --------------
                                                                     2,233,068
                                                                --------------
                COMPUTER SOFTWARE--6.4%
      51,700    American Reprographics Co.*                            770,330
      40,187    Ansoft Corp.*                                          896,170
      35,636    ANSYS, Inc.*                                         1,188,104
      40,400    Blackboard, Inc.*                                      796,284
     143,094    Informatica Corp.*                                   1,227,747
      43,249    InterVideo, Inc.*                                      656,520
      33,800    ManTech International Corp., Class A*                  971,074
     192,100    Parametric Technology Corp.*                         1,156,442
      35,193    Phoenix Technologies, Ltd.*                            285,767
       3,600    PLATO Learning, Inc.*                                   27,504
      43,800    SERENA Software, Inc.*                                 857,166
      12,300    Verint Systems, Inc.*                                  430,500
                                                                --------------
                                                                     9,263,608
                                                                --------------
                CONSUMER PRODUCTS--1.5%
      44,100    Parlux Fragrances, Inc.*                             1,101,618
      90,100    Playtex Products, Inc.*                                971,278
       7,400    Water Pik Technologies, Inc.*                          137,492
                                                                --------------
                                                                     2,210,388
                                                                --------------
                DATA PROCESSING--1.4%
      59,000    infoUSA, Inc.                                          712,720
      60,000    Innodata Isogen, Inc.*                                 179,400

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                DATA PROCESSING--(CONTINUED)
      50,800    Transaction Systems Architects, Inc.*           $    1,157,224
                                                                --------------
                                                                     2,049,344
                                                                --------------
                ELECTRICAL EQUIPMENT--0.8%
      39,600    WESCO International, Inc.*                           1,156,320
                                                                --------------
                ELECTRONIC COMPONENTS & ACCESSORIES--0.2%
      18,100    Exar Corp.*                                            260,640
       8,400    Planar Systems, Inc.*                                   67,536
                                                                --------------
                                                                       328,176
                                                                --------------
                ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.8%
      28,400    Itron, Inc.*                                         1,167,524
                                                                --------------
                ENERGY & RAW MATERIALS--0.1%
      18,600    TransMontaigne, Inc.*                                  154,008
                                                                --------------
                ENGINEERING--0.2%
      13,000    Keith Companies, Inc. (The)*                           274,950
       1,200    Michael Baker Corp.*                                    20,712
                                                                --------------
                                                                       295,662
                                                                --------------
                FINANCE--1.0%
      15,700    International Securities Exchange, Inc.*               403,176
      60,900    Nasdaq Stock Market, Inc.*                           1,045,044
                                                                --------------
                                                                     1,448,220
                                                                --------------
                FINANCIAL SERVICES--0.9%
      29,500    Nelnet, Inc., Class A*                               1,088,550
       7,770    Nicholas Financial, Inc.                               143,201
                                                                --------------
                                                                     1,231,751
                                                                --------------
                FOOD & AGRICULTURE--2.0%
      50,600    Gold Kist, Inc.*                                     1,056,528
      19,400    Nash Finch Co.                                         690,252
      14,300    Sanderson Farms, Inc.                                  541,970
      50,800    Spartan Stores, Inc.*                                  655,320
                                                                --------------
                                                                     2,944,070
                                                                --------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                FOOTWEAR--0.4%
      19,100    K-Swiss, Inc., Class A                          $      613,110
                                                                --------------
                FUNERAL SERVICES--0.6%
      63,100    Alderwoods Group, Inc.*                                873,935
                                                                --------------
                HAZARDOUS WASTE MANAGEMENT--0.1%
      14,200    American Ecology Corp.                                 179,772
                                                                --------------
                HEALTH CARE--3.7%
      99,300    Allied Healthcare International, Inc.*                 687,156
       5,500    Genesis HealthCare Corp.*                              239,195
      25,300    IntegraMed America, Inc.*                              264,385
      10,600    Kendle International, Inc.*                            122,218
      24,200    Magellan Health Services, Inc.*                        785,774
      24,400    Molina Healthcare, Inc.*                             1,044,320
     128,000    NovaMed, Inc.*                                         792,320
      81,900    Nutri/System, Inc.*                                  1,004,094
      10,500    WellCare Health Plans, Inc.*                           364,350
                                                                --------------
                                                                     5,303,812
                                                                --------------
                HOSPITALS--1.0%
      28,700    United Surgical Partners International,
                     Inc.*                                           1,381,618
                                                                --------------
                INSURANCE--0.7%
      51,700    Assured Guaranty, Ltd.                               1,062,435
                                                                --------------
                INSURANCE - HEALTH & LIFE--0.5%
      25,900    UICI                                                   651,385
                                                                --------------
                INSURANCE - PROPERTY & CASUALTY--2.2%
      31,541    Affirmative Insurance Holdings, Inc.                   406,879
     113,450    Capital Title Group, Inc.                              727,214
      16,800    PXRE Group, Ltd.                                       402,024
      27,800    Safety Insurance Group, Inc.                           876,256
      43,492    United America Indemnity, Ltd., Class A*               741,539
                                                                --------------
                                                                     3,153,912
                                                                --------------

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                INTERNET CONTENT--1.8%
      87,400    Intermix Media, Inc.*                           $      518,282
      66,000    Register.com, Inc.*                                    412,500
      78,000    TriZetto Group, Inc. (The)*                          1,082,640
      33,485    United Online, Inc.                                    433,296
      13,457    ValueClick, Inc.*                                      144,259
                                                                --------------
                                                                     2,590,977
                                                                --------------
                INTERNET SOFTWARE--1.0%
      70,146    Plumtree Software, Inc.*                               322,672
     106,300    VASCO Data Security International, Inc.*             1,057,685
                                                                --------------
                                                                     1,380,357
                                                                --------------
                LEISURE & ENTERTAINMENT--4.0%
       4,100    Ambassadors Group, Inc.                                148,215
      69,800    Bluegreen Corp.*                                     1,176,828
     132,144    Century Casinos, Inc.*                                 909,151
      59,900    Dover Downs Gaming & Entertainment, Inc.               708,617
       7,400    Gaming Partners International Corp.*                   111,740
      52,384    Monarch Casino & Resort, Inc.*                       1,052,918
      11,400    Penn National Gaming, Inc.*                            371,298
      18,808    Sands Regent (The)*                                    177,924
      10,100    Speedway Motorsports, Inc.                             346,430
     167,538    Youbet.com, Inc.*                                      812,559
                                                                --------------
                                                                     5,815,680
                                                                --------------
                MACHINERY--2.8%
      16,500    Alamo Group, Inc.                                      336,600
      93,500    Flow International Corp.*                              607,750
      16,100    JLG Industries, Inc.                                   410,389
       7,900    Joy Global, Inc.                                       296,566
      29,300    Terex Corp.*                                         1,157,936
      59,600    Wabtec Corp.                                         1,233,720
                                                                --------------
                                                                     4,042,961
                                                                --------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                MANUFACTURING--1.0%
      13,900    Barnes Group, Inc.                              $      426,452
      20,700    LSI Industries, Inc.                                   281,313
      19,015    Sun Hydraulics Corp.                                   702,034
                                                                --------------
                                                                     1,409,799
                                                                --------------
                MEDICAL & MEDICAL SERVICES--2.6%
      69,800    American Retirement Corp.*                             955,562
      22,256    Bio-logic Systems Corp.*                               133,305
       3,200    Kindred Healthcare, Inc.*                              123,456
      19,900    Pediatrix Medical Group, Inc.*                       1,465,237
      28,600    PRA International*                                     744,458
       4,500    U.S. Physical Therapy, Inc.*                            72,135
      14,200    Ventiv Health, Inc.*                                   288,260
                                                                --------------
                                                                     3,782,413
                                                                --------------
                MEDICAL INSTRUMENTS & SUPPLIES--7.3%
      51,684    AngioDynamics, Inc.*                                 1,021,276
      11,800    Cantel Medical Corp.*                                  362,260
     103,500    Cepheid, Inc.*                                         941,850
       4,400    Cholestech Corp.*                                       40,260
      51,960    CNS, Inc.                                            1,091,160
      58,200    Cutera, Inc.*                                          931,200
      11,700    ICU Medical, Inc.*                                     385,749
      25,365    Immucor, Inc.*                                         849,727
      27,600    Intuitive Surgical, Inc.*                            1,366,200
      65,426    Lifecore Biomedical, Inc.*                             834,836
       2,500    Medical Action Industries, Inc.*                        44,325
      35,200    Owens & Minor, Inc.                                  1,091,200
       4,484    Palomar Medical Technologies, Inc.*                    102,459
      41,000    Quidel Corp.*                                          179,580
       7,675    Vital Signs, Inc.                                      323,655
      33,100    West Pharmaceutical Services, Inc.                     921,504
                                                                --------------
                                                                    10,487,241
                                                                --------------

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                METALS--0.4%
       4,900    Cleveland-Cliffs, Inc.                          $      287,287
       8,400    NN, Inc.                                               106,596
       4,200    Quanex Corp.                                           217,938
                                                                --------------
                                                                       611,821
                                                                --------------
                MORTGAGE--0.6%
      41,400    Fremont General Corp.                                  890,514
                                                                --------------
                OIL & GAS EQUIPMENT & SERVICES--3.0%
      13,900    Cal Dive International, Inc.*                          631,060
       1,900    Dril-Quip, Inc.*                                        51,965
     118,300    Global Industries, Ltd.*                             1,011,465
      11,800    Hydril*                                                612,538
      44,700    McDermott International, Inc.*                         953,451
      56,800    Mitcham Industries, Inc.*                              398,736
      22,200    Veritas DGC, Inc.*                                     599,400
                                                                --------------
                                                                     4,258,615
                                                                --------------
                OIL & GAS FIELD EXPLORATION--2.9%
       6,700    Atwood Oceanics, Inc.*                                 383,843
       2,100    Berry Petroleum Co., Class A                            99,876
      34,400    Cabot Oil & Gas Corp.                                1,078,440
      11,200    Petroleum Development Corp.*                           292,656
       9,900    Remington Oil & Gas Corp.*                             306,900
      43,400    Todco, Class A*                                        989,086
      49,300    W&T Offshore, Inc.                                   1,062,908
                                                                --------------
                                                                     4,213,709
                                                                --------------
                OIL REFINING--0.3%
       9,000    Frontier Oil Corp.                                     440,190
                                                                --------------
                PACKAGING--1.3%
      45,800    Graphic Packaging Corp.*                               171,750
      10,200    Greif, Inc., Class A                                   741,336
      18,000    Silgan Holdings, Inc.                                1,026,000
                                                                --------------
                                                                     1,939,086
                                                                --------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                PHARMACEUTICALS--2.5%
      15,600    Barrier Therapeutics, Inc.*                     $      248,976
       9,300    DOV Pharmaceutical, Inc.*                              140,430
       4,300    Encysive Pharmaceuticals, Inc.*                         43,860
      87,500    Enzon Pharmaceuticals, Inc.*                           531,125
      38,900    ImmunoGen, Inc.*                                       231,844
      19,000    Kos Pharmaceuticals, Inc.*                           1,096,870
      12,300    Nabi Biopharmaceuticals*                               151,167
      18,600    New River Pharmaceuticals, Inc.*                       609,150
       4,900    Onyx Pharmaceuticals, Inc.*                            122,451
       6,700    Orphan Medical, Inc.*                                   71,288
       7,100    PetMed Express, Inc.*                                   50,126
     102,600    Savient Pharmaceuticals, Inc.*                         344,736
                                                                --------------
                                                                     3,642,023
                                                                --------------
                PRINTING--0.6%
      21,000    Consolidated Graphics, Inc.*                           888,930
                                                                --------------
                REAL ESTATE--0.0%
       3,100    HouseValues, Inc.*                                      41,850
                                                                --------------
                REAL ESTATE INVESTMENT TRUSTS--2.9%
      66,700    Digital Realty Trust, Inc.                           1,000,500
      12,600    Essex Property Trust, Inc.                           1,008,000
      40,700    Tanger Factory Outlet Centers, Inc.                    985,347
      36,900    Taubman Centers, Inc.                                1,171,206
                                                                --------------
                                                                     4,165,053
                                                                --------------
                RESIDENTIAL CONSTRUCTION--0.9%
      19,200    Brookfield Homes Corp.                                 880,512
      22,100    Technical Olympic USA, Inc.                            483,990
                                                                --------------
                                                                     1,364,502
                                                                --------------
                RESTAURANTS--1.2%
      49,700    Denny's Corp.*                                         197,309
      53,900    Domino's Pizza, Inc.                                 1,233,771
      33,490    Famous Dave's of America, Inc.*                        363,366
                                                                --------------
                                                                     1,794,446
                                                                --------------

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                RETAIL - SPECIALTY--3.3%
      19,400    7-Eleven, Inc.*                                 $      579,090
      65,650    EZCORP, Inc., Class A*                                 624,332
      25,100    Genesco, Inc.*                                         859,675
      52,200    Gottschalks, Inc.*                                     561,150
      24,000    Hibbett Sporting Goods, Inc.*                          842,880
       9,100    Movie Gallery, Inc.                                    290,836
      16,800    REX Stores Corp.*                                      235,200
       3,000    Select Comfort Corp.*                                   72,900
      28,421    Stein Mart, Inc.*                                      683,809
                                                                --------------
                                                                     4,749,872
                                                                --------------
                SAVINGS & LOAN ASSOCIATIONS--0.5%
       2,500    Provident Financial Holdings, Inc.                      69,550
      19,097    Sterling Financial Corp.*                              675,079
                                                                --------------
                                                                       744,629
                                                                --------------
                SEMICONDUCTORS--5.5%
      33,200    ADE Corp.*                                             744,676
       2,400    Cascade Microtech, Inc.*                                32,400
      47,751    Cohu, Inc.                                             917,774
      36,600    DSP Group, Inc.*                                       860,832
      13,300    Emulex Corp.*                                          251,370
      23,100    Integrated Device Technology, Inc.*                    282,513
      85,400    IXYS Corp.*                                          1,181,082
      31,700    Micrel, Inc.*                                          367,720
     100,990    MIPS Technologies, Inc.*                               870,534
      43,484    MKS Instruments, Inc.*                                 726,183
      67,300    Netlogic Microsystems, Inc.*                           907,877
      33,400    Sigmatel, Inc.*                                        756,176
                                                                --------------
                                                                     7,899,137
                                                                --------------
                SERVICES - EMPLOYMENT AGENCIES--0.4%
      17,400    Administaff, Inc.                                      371,664
       9,900    AMN Healthcare Services, Inc.*                         142,956
                                                                --------------
                                                                       514,620
                                                                --------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                SERVICES - MANAGEMENT CONSULTING--1.0%
      17,513    American Dental Partners, Inc.*                 $      420,837
      74,123    DiamondCluster International, Inc.*                    969,529
                                                                --------------
                                                                     1,390,366
                                                                --------------
                STEEL--0.1%
       2,623    Shiloh Industries, Inc.*                                29,666
       3,200    Universal Stainless & Alloy Products,
                    Inc.*                                               40,160
                                                                --------------
                                                                        69,826
                                                                --------------
                TECHNOLOGY--0.0%
       6,100    Fastclick, Inc.*                                        45,750
                                                                --------------
                TELECOMMUNICATIONS EQUIPMENT & SERVICES--4.0%
     133,200    Arris Group, Inc.*                                   1,153,512
      32,787    Comtech Telecommunications Corp.*                    1,185,906
      36,600    Crown Castle International Corp.*                      650,748
      34,650    EFJ, Inc.*                                             246,015
      62,200    InterDigital Communications Corp.*                   1,148,212
      64,400    Lightbridge, Inc.*                                     404,432
      64,300    SBA Communications Corp., Class A*                     718,874
      52,200    Westell Technologies, Inc., Class A*                   312,678
                                                                --------------
                                                                     5,820,377
                                                                --------------
                TOYS--0.7%
      45,896    JAKKS Pacific, Inc.*                                   948,670
                                                                --------------
                TRANSPORTATION--3.0%
      19,504    Arkansas Best Corp.                                    638,366
      37,900    Dynamex, Inc.*                                         681,821
      17,400    Heartland Express, Inc.                                348,870
      35,400    Hub Group, Inc., Class A*                              972,792
       3,400    Kirby Corp.*                                           145,044
      11,900    Maritrans, Inc.                                        284,291
      17,800    Overseas Shipholding Group, Inc.                     1,087,580

--------------------------------------------------------------------------------
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

                TRANSPORTATION--(CONTINUED)
      11,700    U.S. Xpress Enterprises, Inc., Class A*         $      142,857
                                                                --------------
                                                                     4,301,621
                                                                --------------
                Total Common Stocks
                    (Cost $132,877,571)                            140,876,678
                                                                --------------

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT
  (000'S)
--------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS--2.6%

$      1,098    Bear, Stearns & Co. Inc.
                     (Agreement dated 05/31/05 to
                     be repurchased at $1,098,529),
                     1.53%, 06/01/05**,
                     collateralized by $1,134,323 in
                     U.S. Government Securities
                     (Cost $1,098,483)                               1,098,483
       2,663    Bear, Stearns & Co. Inc.
                     (Agreement dated 05/31/05 to
                     be repurchased at $2,663,637),
                     2.97%, 06/01/05,
                     collateralized by $2,742,781 in
                     U.S. Government Securities
                     (Cost $2,663,417)                               2,663,417
                                                                --------------
                Total Repurchase Agreements
                     (Cost $3,761,900)                               3,761,900
                                                                --------------
Total Investments -- 100.3%
     (Cost $136,639,471)***                                        144,638,578
                                                                --------------
Liabilities in Excess of Other Assets -- (0.3)%                       (387,607)
                                                                --------------
Net Assets -- 100.0%                                            $  144,250,971
                                                                ==============

-------------------
*     Non-income producing.

**    Investment purchased with cash collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $  137,489,926

      Gross unrealized appreciation               $   12,708,575
      Gross unrealized depreciation                   (5,559,923)
                                                  --------------

      Net unrealized appreciation/(depreciation)  $    7,148,652
                                                  ==============

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS--96.9%

               AEROSPACE & DEFENSE--1.0%
      1,200    Esterline Technologies Corp.*                     $      46,680
      5,300    GenCorp, Inc.*                                          100,170
      7,531    Innovative Solutions and Support, Inc.*                 260,874
                                                                 -------------
                                                                       407,724
                                                                 -------------
               AIRLINES--1.1%
     10,700    Alaska Air Group, Inc.*                                 315,864
     14,100    ExpressJet Holdings, Inc.*                              121,683
      1,400    SkyWest, Inc.                                            25,536
      1,900    World Air Holdings, Inc.*                                16,188
                                                                 -------------
                                                                       479,271
                                                                 -------------
               APPAREL--2.6%
      3,200    Abercrombie & Fitch Co., Class A                        183,456
      8,900    American Eagle Outfitters, Inc.                         251,870
      4,700    Buckle, Inc. (The)                                      185,462
      7,149    Children's Place Retail Stores, Inc. (The)*             333,930
        100    Citi Trends, Inc.*                                        1,635
      2,400    Guess?, Inc.*                                            40,416
        800    Hartmarx Corp.*                                           7,584
      3,400    Russell Corp.                                            63,580
                                                                 -------------
                                                                     1,067,933
                                                                 -------------

               AUTOMATION SYSTEMS--0.0%
         93    Cogent, Inc.*                                             1,866
                                                                 -------------
               AUTOMOBILE PARTS & EQUIPMENT--0.4%
      8,500    TRW Automotive Holdings Corp.*                          173,145
                                                                 -------------
               BANKS--0.6%
      5,307    BOK Financial Corp.                                     239,983
                                                                 -------------
               BIOTECH--2.2%
      9,045    Anika Therapeutics, Inc.*                               136,851
      6,500    Array BioPharma, Inc.*                                   40,560
        900    Charles River Laboratories International, Inc.*          43,281
      4,900    CV Therapeutics, Inc.*                                   99,078
     19,600    Medarex, Inc.*                                          148,568

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               BIOTECH--(CONTINUED)
      1,500    Myriad Genetics, Inc.*                            $      24,690
        800    OSI Pharmaceuticals, Inc.*                               29,736
      3,100    Regeneron Pharmaceuticals, Inc.*                         19,313
      2,700    Sepracor, Inc.*                                         164,052
     22,300    StemCells, Inc.*                                         92,545
      6,018    ZymoGenetics, Inc.*                                     104,773
                                                                 -------------
                                                                       903,447
                                                                 -------------
               BUILDING & BUILDING MATERIALS--0.5%
      1,200    Eagle Materials, Inc.                                   105,204
      6,800    Perini Corp.*                                           102,544
                                                                 -------------
                                                                       207,748
                                                                 -------------
               BUILDING SUPPLIES--0.5%
      7,400    Hughes Supply, Inc.                                     192,400
                                                                 -------------
               CELLULAR COMMUNICATIONS--0.8%
     11,432    Centennial Communications Corp.*                        149,645
     36,700    US Unwired, Inc.*                                       185,702
                                                                 -------------
                                                                       335,347
                                                                 -------------
               CHEMICALS - DIVERSIFIED--0.7%
     12,600    Westlake Chemical Corp.                                 302,148
                                                                 -------------
               CHEMICALS - SPECIALTY--0.0%
        700    Hercules, Inc.*                                           9,674
                                                                 -------------
               COMMERCIAL SERVICES--1.1%
      1,100    Alliance Data Systems Corp.*                             41,492
      7,100    Chemed Corp.                                            300,188
      2,190    McGrath Rentcorp                                         50,479
      2,000    PeopleSupport, Inc.*                                     19,500
      1,600    Steiner Leisure, Ltd.*                                   54,368
                                                                 -------------
                                                                       466,027
                                                                 -------------
               COMPUTER COMPONENTS--0.9%
     12,500    Komag, Inc.*                                            360,625
                                                                 -------------
               COMPUTER NETWORKING PRODUCTS--1.5%
     20,338    Ixia*                                                   374,016
      7,736    SafeNet, Inc.*                                          243,065
                                                                 -------------
                                                                       617,081
                                                                 -------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               COMPUTER SERVICES--1.0%
     13,100    Ingram Micro, Inc., Class A*                      $     207,111
      2,400    PAR Technology Corp.*                                    68,760
     11,900    Radiant Systems, Inc.*                                  124,474
                                                                 -------------
                                                                       400,345
                                                                 -------------
               COMPUTER SOFTWARE--5.7%
     10,500    American Reprographics Co.*                             156,450
      1,373    Ansoft Corp.*                                            30,618
      9,890    ANSYS, Inc.*                                            329,733
      5,200    Blackboard, Inc.*                                       102,492
     17,100    Citrix Systems, Inc.*                                   430,236
     12,500    Compuware Corp.*                                         85,625
     23,500    Informatica Corp.*                                      201,630
      3,300    ManTech International Corp., Class A*                    94,809
     55,500    Parametric Technology Corp.*                            334,110
     12,900    SERENA Software, Inc.*                                  252,453
     18,036    Synopsys, Inc.*                                         325,910
      1,500    Verint Systems, Inc.*                                    52,500
                                                                 -------------
                                                                     2,396,566
                                                                 -------------
               CONSUMER PRODUCTS--0.8%
      1,400    Harman International Industries, Inc.                   116,004
      4,400    Parlux Fragrances, Inc.*                                109,912
      8,800    Playtex Products, Inc.*                                  94,864
                                                                 -------------
                                                                       320,780
                                                                 -------------
               DATA PROCESSING--1.9%
      5,183    infoUSA, Inc.                                            62,611
      9,100    NAVTEQ Corp.*                                           347,165
      1,600    Thermo Electron Corp.*                                   42,112
     14,700    Transaction Systems Architects, Inc.*                   334,866
                                                                 -------------
                                                                       786,754
                                                                 -------------
               ELECTRICAL EQUIPMENT--0.8%
     11,700    WESCO International, Inc.*                              341,640
                                                                 -------------

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               ELECTRONIC COMPONENTS & ACCESSORIES--0.2%
      3,100    Avnet, Inc.*                                      $      64,852
      1,897    Exar Corp.*                                              27,317
                                                                 -------------
                                                                        92,169
                                                                 -------------
               ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.8%
      8,200    Itron, Inc.*                                            337,102
                                                                 -------------
               ENGINEERING--0.0%
        600    Michael Baker Corp.*                                     10,356
                                                                 -------------
               FINANCE--0.9%
      1,500    International Securities Exchange, Inc.*                 38,520
     20,045    Nasdaq Stock Market, Inc.*                              343,972
                                                                 -------------
                                                                       382,492
                                                                 -------------
               FINANCIAL SERVICES--0.2%
      1,900    Nelnet, Inc., Class A*                                   70,110
        900    Nuveen Investments, Class A                              32,445
                                                                 -------------
                                                                       102,555
                                                                 -------------
               FOOD & AGRICULTURE--2.4%
      8,800    Chiquita Brands International, Inc.                     255,904
      9,018    Gold Kist, Inc.*                                        188,296
      6,800    Nash Finch Co.                                          241,944
      3,821    Sanderson Farms, Inc.                                   144,816
     14,100    Spartan Stores, Inc.*                                   181,890
                                                                 -------------
                                                                     1,012,850
                                                                 -------------
               FOOTWEAR--0.2%
      2,304    K-Swiss, Inc., Class A                                   73,958
                                                                 -------------
               FUNERAL SERVICES--0.3%
      5,314    Alderwoods Group, Inc.*                                  73,599
      6,685    Stewart Enterprises, Inc., Class A                       39,575
                                                                 -------------
                                                                       113,174
                                                                 -------------
               HEALTH CARE--2.4%
      2,400    Genesis HealthCare Corp.*                               104,376

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE--(CONTINUED)
      8,400    Magellan Health Services, Inc.*                   $     272,748
      6,400    Molina Healthcare, Inc.*                                273,920
     15,900    Nutri/System, Inc.*                                     194,934
      4,100    WellCare Health Plans, Inc.*                            142,270
                                                                 -------------
                                                                       988,248
                                                                 -------------
               HOSPITALS--0.8%
      7,300    United Surgical Partners International, Inc.*           351,422
                                                                 -------------
               HOTELS & MOTELS--0.3%
      1,900    Choice Hotels International, Inc.                       124,640
                                                                 -------------
               INSURANCE--0.6%
     11,400    Assured Guaranty, Ltd.                                  234,270
                                                                 -------------
               INSURANCE - PROPERTY & CASUALTY--2.7%
      6,400    American Financial Group, Inc.                          207,488
      6,600    Arch Capital Group, Ltd.*                               294,690
        300    Everest Re Group, Ltd.                                   26,847
     10,900    Platinum Underwriters Holdings, Ltd.                    331,360
      7,400    PXRE Group, Ltd.                                        177,082
        800    Safety Insurance Group, Inc.                             25,216
      3,100    United America Indemnity, Ltd., Class A*                 52,855
                                                                 -------------
                                                                     1,115,538
                                                                 -------------
               INTERNET CONTENT--1.1%
     10,700    Intermix Media, Inc.*                                    63,451
     11,314    TriZetto Group, Inc. (The)*                             157,039
      9,680    United Online, Inc.*                                    125,259
      9,800    ValueClick, Inc.*                                       105,056
                                                                 -------------
                                                                       450,805
                                                                 -------------
               INTERNET SOFTWARE--1.9%
     18,400    McAfee, Inc.*                                           527,712
     27,200    VASCO Data Security International, Inc.*                270,640
                                                                 -------------
                                                                       798,352
                                                                 -------------

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               LEISURE & ENTERTAINMENT--2.5%
     22,600    Bluegreen Corp.*                                  $     381,036
     16,400    Monarch Casino & Resort, Inc.*                          329,640
        900    Penn National Gaming, Inc.*                              29,313
      3,850    Sands Regent (The)*                                      36,421
      3,500    Speedway Motorsports, Inc.                              120,050
     31,062    Youbet.com, Inc.*                                       150,651
                                                                 -------------
                                                                     1,047,111
                                                                 -------------
               MACHINERY--2.4%
        300    Cascade Corp.                                            10,566
      3,800    JLG Industries, Inc.                                     96,862
      3,900    Joy Global, Inc.                                        146,406
      1,000    Manitowoc Co., Inc. (The)                                40,530
      8,400    Terex Corp.*                                            331,968
     17,400    Wabtec Corp.                                            360,180
                                                                 -------------
                                                                       986,512
                                                                 -------------
               MANUFACTURING--0.9%
      1,500    Barnes Group, Inc.                                       46,020
      8,000    EnPro Industries, Inc.*                                 216,560
      3,314    Sun Hydraulics Corp.                                    122,353
                                                                 -------------
                                                                       384,933
                                                                 -------------
               MEDICAL & MEDICAL SERVICES--3.5%
     17,500    American Retirement Corp.*                              239,575
      1,200    Kindred Healthcare, Inc.*                                46,296
      7,600    Lincare Holdings, Inc.*                                 334,096
      5,200    Pediatrix Medical Group, Inc.*                          382,876
      6,600    Pharmaceutical Product Development, Inc.*               319,308
      2,200    PRA International*                                       57,266
      1,200    Res-Care, Inc.*                                          15,996
      4,411    Ventiv Health, Inc.*                                     89,543
                                                                 -------------
                                                                     1,484,956
                                                                 -------------
               MEDICAL INSTRUMENTS & SUPPLIES--5.1%
      9,437    AngioDynamics, Inc.*                                    186,475

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
      3,750    Cantel Medical Corp.*                             $     115,125
     21,200    Cepheid, Inc.*                                          192,920
      2,790    CNS, Inc.                                                58,590
     10,300    Cutera, Inc.*                                           164,800
      2,200    ICU Medical, Inc.*                                       72,534
      7,300    Immucor, Inc.*                                          244,550
      8,150    Intuitive Surgical, Inc.*                               403,425
      8,200    Lifecore Biomedical, Inc.*                              104,632
      5,124    Owens & Minor, Inc.                                     158,844
        300    Palomar Medical Technologies, Inc.*                       6,855
      8,100    PerkinElmer, Inc.                                       154,953
        300    Vital Signs, Inc.                                        12,651
      8,800    West Pharmaceutical Services, Inc.                      244,992
                                                                 -------------
                                                                     2,121,346
                                                                 -------------
               METALS--0.5%
        300    Cleveland-Cliffs, Inc.                                   17,589
      2,600    Precision Castparts Corp.                               202,098
                                                                 -------------
                                                                       219,687
                                                                 -------------
               MORTGAGE--1.3%
     14,800    Fremont General Corp.                                   318,348
      5,000    IndyMac Bancorp, Inc.                                   205,750
                                                                 -------------
                                                                       524,098
                                                                 -------------
               MULTIMEDIA/PUBLISHING--1.8%
      8,026    Pixar*                                                  423,211
      5,305    R.H. Donnelley Corp.*                                   326,151
                                                                 -------------
                                                                       749,362
                                                                 -------------

               OIL & GAS EQUIPMENT & SERVICES--3.2%
      3,406    Cal Dive International, Inc.*                           154,632
     32,605    Global Industries, Ltd.*                                278,773
      3,700    Hydril*                                                 192,067
     13,900    McDermott International, Inc.*                          296,487

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
     15,900    Pride International, Inc.*                        $     358,545
      1,900    Veritas DGC, Inc.*                                       51,300
                                                                 -------------
                                                                     1,331,804
                                                                 -------------
               OIL & GAS FIELD EXPLORATION--3.1%
        300    Berry Petroleum Co., Class A                             14,268
      1,600    Cabot Oil & Gas Corp.                                    50,160
     23,200    Harvest Natural Resources, Inc.*                        251,488
      1,700    Petroleum Development Corp.*                             44,421
      1,100    Remington Oil & Gas Corp.*                               34,100
     12,400    Todco, Class A*                                         282,596
     10,100    Ultra Petroleum Corp.*                                  274,821
     15,100    W&T Offshore, Inc.*                                     325,556
                                                                 -------------
                                                                     1,277,410
                                                                 -------------
               OIL REFINING--0.6%
      1,300    Frontier Oil Corp.                                       63,583
      3,900    Tesoro Corp.*                                           170,040
                                                                 -------------
                                                                       233,623
                                                                 -------------
               PACKAGING--1.6%
      4,300    Greif, Inc., Class A                                    312,524
      6,000    Silgan Holdings, Inc.                                   342,000
                                                                 -------------
                                                                       654,524
                                                                 -------------
               PAPER & ALLIED PRODUCTS--0.2%
      1,600    Rayonier, Inc.                                           83,984
                                                                 -------------
               PHARMACEUTICALS--1.9%
      2,100    Barrier Therapeutics, Inc.*                              33,516
      1,300    DOV Pharmaceutical, Inc.*                                19,630
      6,300    Enzon Pharmaceuticals, Inc.*                             38,241
      6,500    King Pharmaceuticals, Inc.*                              61,490
      5,800    Kos Pharmaceuticals, Inc.*                              334,834
     11,600    Medicis Pharmaceutical Corp., Class A                   326,888
                                                                 -------------
                                                                       814,599
                                                                 -------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               PRINTING--0.2%
      2,100    Consolidated Graphics, Inc.*                      $      88,893
                                                                 -------------
               REAL ESTATE--0.0%
        800    HouseValues, Inc.*                                       10,800
                                                                 -------------
               REAL ESTATE INVESTMENT TRUSTS--2.3%
      4,000    CBL & Associates Properties, Inc.                       325,880
      6,000    Mills Corp. (The)                                       344,880
      1,300    SL Green Realty Corp.                                    80,535
      7,500    Ventas, Inc.                                            214,050
                                                                 -------------
                                                                       965,345
                                                                 -------------
               RESIDENTIAL CONSTRUCTION--3.2%
      4,900    Brookfield Homes Corp.                                  224,714
      4,800    M.D.C. Holdings, Inc.                                   346,608
        400    NVR, Inc.*                                              303,600
      4,500    Standard Pacific Corp.                                  360,540
      4,400    Technical Olympic USA, Inc.                              96,360
                                                                 -------------
                                                                     1,331,822
                                                                 -------------
               RESTAURANTS--1.3%
      2,600    Darden Restaurants, Inc.                                 84,448
      8,400    Denny's Corp.*                                           33,348
     16,000    Domino's Pizza, Inc.                                    366,240
      6,000    Famous Dave's of America, Inc.*                          65,100
                                                                 -------------
                                                                       549,136
                                                                 -------------
               RETAIL - SPECIALTY--4.6%
      8,100    7-Eleven, Inc.*                                         241,785
      2,900    Advance Auto Parts, Inc.*                               171,883
      7,700    Barnes & Noble, Inc.*                                   291,445
     11,307    EZCORP, Inc., Class A*                                  107,530
        700    Genesco, Inc.*                                           23,975
      1,300    Hibbett Sporting Goods, Inc.*                            45,656
     13,600    Michaels Stores, Inc.                                   572,696
      6,700    Rent-A-Center, Inc.*                                    158,522
      1,900    Retail Ventures, Inc.*                                   21,413

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               RETAIL - SPECIALTY--(CONTINUED)
      3,300    Sonic Automotive, Inc.                            $      70,356
      9,300    Stein Mart, Inc.*                                       223,758
                                                                 -------------
                                                                     1,929,019
                                                                 -------------
               SAVINGS & LOAN ASSOCIATIONS--1.8%
      3,600    Downey Financial Corp.                                  270,072
      5,400    FirstFed Financial Corp.*                               292,572
        200    ITLA Capital Corp.*                                       9,964
      5,400    Sterling Financial Corp.*                               190,890
                                                                 -------------
                                                                       763,498
                                                                 -------------
               SCHOOLS--1.4%
     10,700    Career Education Corp.*                                 370,969
      7,233    Education Management Corp.*                             234,711
                                                                 -------------
                                                                       605,680
                                                                 -------------

               SEMICONDUCTORS--3.9%
      1,800    ADE Corp.*                                               40,374
        600    Cascade Microtech, Inc.*                                  8,100
      9,000    Cohu, Inc.                                              172,980
     12,200    DSP Group, Inc.*                                        286,944
      3,000    Emulex Corp.*                                            56,700
      6,600    Integrated Device Technology, Inc.*                      80,718
      5,154    IXYS Corp.*                                              71,280
      3,500    Lam Research Corp.*                                     107,380
     10,400    MEMC Electronic Materials, Inc.*                        142,480
      3,700    Micrel, Inc.*                                            42,920
     15,600    MIPS Technologies, Inc.*                                134,472
      3,400    MKS Instruments, Inc.*                                   56,780
     12,291    Netlogic Microsystems, Inc.*                            165,805
     10,900    Sigmatel, Inc.*                                         246,776
                                                                 -------------
                                                                     1,613,709
                                                                 -------------
               SERVICES - EMPLOYMENT AGENCIES--0.3%
      3,100    Administaff, Inc.                                        66,216

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               SERVICES - EMPLOYMENT AGENCIES--(CONTINUED)
      4,300    AMN Healthcare Services, Inc.*                    $      62,092
                                                                 -------------
                                                                       128,308
                                                                 -------------
               SERVICES - MANAGEMENT CONSULTING--0.6%
        300    Charles River Laboratories International, Inc.*          17,097
     18,224    DiamondCluster International, Inc.*                     238,370
                                                                 -------------
                                                                       255,467
                                                                 -------------
               TECHNOLOGY--0.0%
      1,700    Fastclick, Inc.*                                         12,750
                                                                 -------------
               TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.9%
      5,800    American Tower Corp., Class A*                          104,632
     29,200    Arris Group, Inc.*                                      252,872
      9,800    Comtech Telecommunications Corp.*                       354,466
     20,000    Crown Castle International Corp.*                       355,600
     17,953    InterDigital Communications Corp.*                      331,412
      2,900    SBA Communications Corp., Class A*                       32,422
      4,900    Scientific-Atlanta, Inc.                                163,170
      3,400    Westell Technologies, Inc., Class A*                     20,366
                                                                 -------------
                                                                     1,614,940
                                                                 -------------
               TOBACCO--0.6%
      9,000    Loews Corp. - Carolina Group                            268,920
                                                                 -------------
               TOYS--0.6%
     13,050    JAKKS Pacific, Inc.*                                    269,743
                                                                 -------------
               TRANSPORTATION--4.0%
      5,900    Arkansas Best Corp.                                     193,107
      7,800    CNF, Inc.                                               347,490
      4,000    Dynamex, Inc.*                                           71,960
      3,100    Heartland Express, Inc.                                  62,155
     10,960    Hub Group, Inc., Class A*                               301,181
      1,000    Kirby Corp.*                                             42,660

--------------------------------------------------------------------------------
  SHARES                                                             VALUE
--------------------------------------------------------------------------------

               TRANSPORTATION--(CONTINUED)
     13,400    Laidlaw International, Inc.*                      $     298,016
      6,000    Overseas Shipholding Group, Inc.                        366,600
                                                                 -------------
                                                                     1,683,169
                                                                 -------------
               UTILITIES--0.7%
      4,600    Energen Corp.                                           299,828
                                                                 -------------
               Total Common Stocks
                    (Cost $37,981,169)                              40,503,411
                                                                 -------------

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT
  (000'S)
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS--4.7%
$       637    Bear, Stearns & Co. Inc.
                   (Agreement dated 05/31/05 to
                   be repurchased at $636,537),
                   1.53%, 06/01/05**,
                   collateralized by $660,188 in
                   U.S. Government Securities
                   (Cost $636,510)                                     636,510

      1,351    Bear, Stearns & Co. Inc.
                   (Agreement dated 05/31/05 to
                   be repurchased at $1,351,221),
                   2.97%, 06/01/05,
                   collateralized by $1,392,397 in
                   U.S. Government Securities
                   (Cost $1,351,110)                                 1,351,110
                                                                 -------------

               Total Repurchase Agreements
                   (Cost $1,987,620)                                 1,987,620
                                                                 -------------
Total Investments -- 101.6%
      (Cost $39,968,789)***                                         42,491,031
                                                                 -------------
Liabilities In Excess Of Other Assets --
      (1.6)%                                                          (676,963)
                                                                 -------------
Net Assets -- 100.0%                                             $  41,814,068
                                                                 =============

___________________
*     Non-income producing.

**    Investment purchased with cash collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $  40,268,124

      Gross unrealized appreciation                              $   3,553,070
      Gross unrealized depreciation                                 (1,330,163)
                                                                 -------------

      Net unrealized appreciation/(depreciation)                 $   2,222,907
                                                                 =============

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                  MID CAP FUND
                             PORTFOLIO OF INVESTMENT
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                          VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS--98.5%

               ADVERTISING--0.1%
        400    Omnicom Group, Inc.                            $      32,756
                                                              -------------
               AEROSPACE & DEFENSE--2.0%
      3,100    General Dynamics Corp.                               334,738
      5,800    Northrop Grumman Corp.                               323,176
                                                              -------------
                                                                    657,914
                                                              -------------
               APPAREL--1.6%
      2,600    bebe stores, Inc.                                    100,126
      1,600    Coach, Inc.*                                          46,464
      6,800    V.F. Corp.                                           383,724
                                                              -------------
                                                                    530,314
                                                              -------------
               AUTOMOBILE PARTS & EQUIPMENT--1.5%
      7,300    Johnson Controls, Inc.                               413,618
      4,000    TRW Automotive Holdings Corp.*                        81,480
                                                              -------------
                                                                    495,098
                                                              -------------
               BANKS--6.7%
      3,600    Associated Banc-Corp.                                120,312
      5,800    BOK Financial Corp.                                  262,276
      7,500    Comerica, Inc.                                       419,100
      3,800    National City Corp.                                  131,328
      4,700    SunTrust Banks, Inc.                                 345,967
     14,500    Synovus Financial Corp.                              421,515
      6,000    UnionBanCal Corp.                                    376,620
      1,800    Zions Bancorporation                                 127,512
                                                              -------------
                                                                  2,204,630
                                                              -------------
               BIOTECH--1.0%
      8,100    Gilead Sciences, Inc.*                               330,480
                                                              -------------
               BUILDING & BUILDING MATERIALS--1.1%
      6,100    Lafarge North America, Inc.                          368,257
                                                              -------------
               CHEMICALS - BASIC--0.3%
      1,900    Eastman Chemical Co.                                 111,682
                                                              -------------
               CHEMICALS - DIVERSIFIED--2.8%
      5,200    Dow Chemical Co. (The)                               235,508
      6,200    PPG Industries, Inc.                                 405,418

--------------------------------------------------------------------------------
  SHARES                                                          VALUE
--------------------------------------------------------------------------------

               CHEMICALS - DIVERSIFIED--(CONTINUED)
     11,600    Westlake Chemical Corp.                        $     278,168
                                                              -------------
                                                                    919,094
                                                              -------------
               CHEMICALS - SPECIALTY--1.2%
      1,500    Lyondell Chemical Co.                                 35,610
      8,400    Sherwin-Williams Co. (The)                           373,380
                                                              -------------
                                                                    408,990
                                                              -------------
               COMMERCIAL SERVICES--1.5%
      3,900    Alliance Data Systems Corp.*                         147,108
     16,300    Cendant Corp.                                        345,723
                                                              -------------
                                                                    492,831
                                                              -------------
               COMPUTER NETWORKING PRODUCTS--2.9%
     25,600    EMC Corp.*                                           359,936
      7,600    Network Appliance, Inc.*                             218,576
     18,100    Seagate Technology*                                  384,082
                                                              -------------
                                                                    962,594
                                                              -------------
               COMPUTER SOFTWARE--2.7%
     14,100    Cadence Design Systems, Inc.*                        196,977
     50,100    Compuware Corp.*                                     343,185
     19,400    Synopsys, Inc.*                                      350,558
                                                              -------------
                                                                    890,720
                                                              -------------
               COMPUTERS--1.0%
      8,100    Apple Computer, Inc.*                                321,651
                                                              -------------
               CONSUMER PRODUCTS--1.1%
      4,300    Black & Decker Corp. (The)                           375,476
                                                              -------------
               DATA PROCESSING--1.0%
      9,000    NAVTEQ Corp.*                                        343,350
                                                              -------------
               DRILLING OIL & GAS WELLS--1.1%
      7,300    Transocean, Inc.*                                    363,613
                                                              -------------
               ELECTRONIC COMPONENTS & ACCESSORIES--1.0%
     15,500    Avnet, Inc.*                                         324,260
                                                              -------------
               ENERGY--2.8%
     10,600    NRG Energy, Inc.*                                    378,950
      6,800    TXU Corp.                                            545,904
                                                              -------------
                                                                    924,854
                                                              -------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                  MID CAP FUND
                       PORTFOLIO OF INVESTMENT(CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                          VALUE
--------------------------------------------------------------------------------

               FINANCIAL SERVICES--2.4%
     10,500    CIT Group, Inc.                                $     445,410
     15,900    MBNA Corp.                                           335,331
                                                              -------------
                                                                    780,741
                                                              -------------
               FOOD & AGRICULTURE--1.3%
      5,700    Archer-Daniels-Midland Co.                           113,145
      5,000    Bunge, Ltd.                                          310,200
                                                              -------------
                                                                    423,345
                                                              -------------
               HAZARDOUS WASTE MANAGEMENT--1.1%
     10,500    Republic Services, Inc.                              372,540
                                                              -------------
               HEALTH CARE--1.2%
      7,400    Caremark Rx, Inc.*                                   330,484
      1,100    WellChoice, Inc.*                                     62,810
                                                              -------------
                                                                    393,294
                                                              -------------
               HOME FURNISHINGS--0.1%
      1,500    Tempur-Pedic International, Inc.*                     34,995
                                                              -------------
               HOTELS & MOTELS--2.3%
      4,500    Choice Hotels International, Inc.                    295,200
     18,600    Hilton Hotels Corp.                                  450,678
                                                              -------------
                                                                    745,878
                                                              -------------
               INSURANCE--1.2%
     10,200    Nationwide Financial Services,
                 Inc., Class A                                      389,436
                                                              -------------
               INSURANCE - PROPERTY & CASUALTY--3.9%
      8,100    ACE, Ltd.                                            350,082
      7,200    IPC Holdings, Ltd.                                   275,256
     15,300    Old Republic International Corp.                     380,358
      4,000    XL Capital, Ltd., Class A                            301,120
                                                              -------------
                                                                  1,306,816
                                                              -------------
               INTERNET SOFTWARE--1.3%
     15,400    McAfee, Inc.*                                        441,672
                                                              -------------
               LEISURE & ENTERTAINMENT--0.8%
      8,000    Penn National Gaming, Inc.*                          260,560
                                                              -------------

--------------------------------------------------------------------------------
  SHARES                                                          VALUE
--------------------------------------------------------------------------------

               MACHINERY--0.9%
      7,800    Terex Corp.*                                   $     308,256
                                                              -------------
               MEDICAL & MEDICAL SERVICES--3.3%
      5,900    Cardinal Health, Inc.                                341,787
      2,800    Express Scripts, Inc.*                               258,692
      6,600    Laboratory Corp. of America
                Holdings*                                           319,770
      2,900    Lincare Holdings, Inc.*                              127,484
      1,000    Pharmaceutical Product
               Development, Inc.*                                    48,380
                                                              -------------
                                                                  1,096,113
                                                              -------------
               MEDICAL INSTRUMENTS & SUPPLIES--1.6%
      8,900    Baxter International, Inc.                           328,410
      2,900    Hillenbrand Industries, Inc.                         146,334
      1,000    Intuitive Surgical, Inc.*                             49,500
                                                              -------------
                                                                    524,244
                                                              -------------
               METALS--1.1%
      4,800    Precision Castparts Corp.                            373,104
                                                              -------------
               MULTIMEDIA/PUBLISHING--4.8%
      3,900    Gannett Co., Inc.                                    290,394
      4,700    McClatchy Co. (The), Class A                         324,300
      7,500    McGraw-Hill Cos., Inc. (The)                         327,450
      7,000    Pixar*                                               369,110
      4,300    R.H. Donnelley Corp.*                                264,364
                                                              -------------
                                                                  1,575,618
                                                              -------------
               OFFICE & BUSINESS EQUIPMENT--1.2%
      9,300    Pitney Bowes, Inc.                                   414,873
                                                              -------------
               OIL & GAS EQUIPMENT & SERVICES--1.9%
      5,300    Cal Dive International, Inc.*                        240,620
     16,900    Pride International, Inc.*                           381,095
                                                              -------------
                                                                    621,715
                                                              -------------
               OIL & GAS FIELD EXPLORATION--2.1%
      6,800    Burlington Resources, Inc.                           344,624

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                  MID CAP FUND
                       PORTFOLIO OF INVESTMENT(CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                          VALUE
--------------------------------------------------------------------------------

               OIL & GAS FIELD EXPLORATION--(CONTINUED)
     12,400    Ultra Petroleum Corp.*                         $     337,404
                                                              -------------
                                                                    682,028
                                                              -------------
               OIL REFINING--0.3%
      2,300    Tesoro Corp.                                         100,280
                                                              -------------
               PAPER & ALLIED PRODUCTS--0.4%
      2,500    Rayonier, Inc.                                       131,225
                                                              -------------
               PHARMACEUTICALS--2.9%
      6,000    AmerisourceBergen Corp.                              387,420
      9,700    Hospira, Inc.*                                       369,376
      3,400    Kos Pharmaceuticals, Inc.*                           196,282
                                                              -------------
                                                                    953,078
                                                              -------------
               REAL ESTATE INVESTMENT TRUSTS--6.0%
      1,600    AMB Property Corp.                                    64,496
      4,600    CBL & Associates Properties, Inc.                    374,762
     11,000    General Growth Properties, Inc.                      428,230
      6,500    Mills Corp. (The)                                    373,620
      2,000    Simon Property Group, Inc.                           137,440
      4,300    SL Green Realty Corp.                                266,385
      7,300    Ventas, Inc.                                         208,342
      1,600    Vornado Realty Trust                                 125,920
                                                              -------------
                                                                  1,979,195
                                                              -------------
               RESIDENTIAL CONSTRUCTION--1.1%
        500    NVR, Inc.*                                           379,500
                                                              -------------
               RETAIL - SPECIALTY--3.4%
      6,400    7-Eleven, Inc.*                                      191,040
      3,100    Advance Auto Parts, Inc.*                            183,737
      9,700    Michaels Stores, Inc.                                408,467
     15,200    Staples, Inc.                                        327,256
                                                              -------------
                                                                  1,110,500
                                                              -------------
               SAVINGS & LOAN ASSOCIATIONS--1.3%
     15,300    North Fork Bancorporation, Inc.                      417,078
                                                              -------------

--------------------------------------------------------------------------------
  SHARES                                                          VALUE
--------------------------------------------------------------------------------

               SCHOOLS--1.1%
     10,500    Career Education Corp.*                        $     364,035
                                                              -------------
               SEMICONDUCTORS--1.9%
      9,900    Altera Corp.*                                        219,681
     13,500    Lam Research Corp.*                                  414,180
                                                              -------------
                                                                    633,861
                                                              -------------
               TELECOMMUNICATIONS EQUIPMENT &
               SERVICES--3.4%
     17,900    American Tower Corp., Class A*                       322,916
     22,700    Crown Castle International Corp.*                    403,606
     11,700    Scientific-Atlanta, Inc.                             389,610
                                                              -------------
                                                                  1,116,132
                                                              -------------
               TOBACCO--0.9%
     10,400    Loews Corp. - Carolina Group                         310,752
                                                              -------------
               TRANSPORTATION--4.4%
      9,400    Burlington Northern Santa Fe Corp.                   464,548
     10,600    CSX Corp.                                            440,748
     14,700    Laidlaw International, Inc.*                         326,928
      7,000    Norfolk Southern Corp.                               223,440
                                                              -------------
                                                                  1,455,664
                                                              -------------
               UTILITIES--4.5%
      7,200    AES Corp. (The)*                                     107,208
      5,500    Energen Corp.                                        358,490
     13,100    MDU Resources Group, Inc.                            377,149
     18,000    Northeast Utilities                                  356,580
      4,900    Pepco Holdings, Inc.                                 110,446
      4,200    Sempra Energy                                        166,614
                                                              -------------
                                                                  1,476,487
                                                              -------------
               WHOLESALE - DISTRIBUTION--1.0%
     10,200    SUPERVALU, Inc.                                      334,152
                                                              -------------
               Total Common Stocks
                 (Cost $30,793,309)                              32,565,731
                                                              -------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT
  (000'S)                                                         VALUE
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS--2.3%

$       284    Bear, Stearns & Co. Inc.
                   (Agreement dated 05/31/05
                   to be repurchased at
                   $284,243), 1.53%, 06/01/05**,
                   collateralized by $294,084 in
                   U.S. Government Securities
                   (Cost $284,231)                            $     284,231

        477    Bear, Stearns & Co. Inc.
                   (Agreement dated 05/31/05
                   to be repurchased at
                   $477,525), 2.97%, 06/01/05,
                   collateralized by $492,140 in
                   U.S. Government Securities
                   (Cost $477,486)                                  477,486
                                                              -------------

               Total Repurchase Agreements
                   (Cost $761,717)                                  761,717
                                                              -------------
 Total Investments -- 100.8%
      (Cost $31,555,026)***                                      33,327,448
                                                              -------------
 Liabilities in Excess of Other Assets --
      (0.8)%                                                       (260,943)
                                                              -------------
 Net Assets -- 100.0%                                         $  33,066,505
                                                              =============

_______________
*     Non-income producing.

**    Investment purchased with cash collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                          $  31,613,383

      Gross unrealized appreciation                           $   2,209,320
      Gross unrealized depreciation                                (495,255)
                                                              -------------

      Net unrealized appreciation/(depreciation)              $   1,714,065
                                                              =============

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS--97.5%

               AEROSPACE & DEFENSE--0.9%
      6,500    Esterline Technologies Corp.*                     $     252,850
     30,100    GenCorp, Inc.*                                          568,890
     32,164    Innovative Solutions and Support,
                   Inc.*                                             1,114,161
                                                                 -------------
                                                                     1,935,901
                                                                 -------------
               AIRLINES--1.3%
     57,000    Alaska Air Group, Inc.*                               1,682,640
     17,100    Continental Airlines, Inc., Class B*                    237,006
     55,700    ExpressJet Holdings, Inc.*                              480,691
      2,600    Republic Airways Holdings, Inc.*                         33,176
     25,000    SkyWest, Inc.                                           456,000
     10,700    World Air Holdings, Inc.*                                91,164
                                                                 -------------
                                                                     2,980,677
                                                                 -------------
               APPAREL--1.8%
     38,000    Buckle, Inc. (The)                                    1,499,480
     26,400    Children's Place Retail Stores,
                   Inc. (The)*                                       1,233,144
        400    Citi Trends, Inc.*                                        6,540
     13,500    Guess?, Inc.*                                           227,340
     63,100    Russell Corp.                                         1,179,970
                                                                 -------------
                                                                     4,146,474
                                                                 -------------
               AUTOMOBILE PARTS & EQUIPMENT--0.6%
     65,000    TRW Automotive Holdings Corp.*                        1,324,050
                                                                 -------------
               BANKING--0.5%
      2,900    BancFirst Corp.                                         228,346
      4,300    First Indiana Corp.                                     115,885
     20,600    Preferred Bank                                          797,014
                                                                 -------------
                                                                     1,141,245
                                                                 -------------
               BANKS--3.4%
     13,800    Bank of Hawaii Corp.                                    672,474
     55,252    BOK Financial Corp.                                   2,498,495
      3,200    Community Bancorp*                                       91,072
     19,023    CVB Financial Corp.                                     350,784
     20,400    First BanCorp.                                          781,932
     24,129    Glacier Bancorp, Inc.                                   563,406

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               BANKS--(CONTINUED)
     58,485    Mid-State Bancshares                              $   1,565,644
     26,300    R&G Financial Corp., Class B                            379,246
     12,843    Western Sierra Bancorp*                                 438,075
     34,300    Wilshire Bancorp, Inc.*                                 457,219
                                                                 -------------
                                                                     7,798,347
                                                                 -------------
               BUILDING & BUILDING MATERIALS--1.3%
     20,400    Eagle Materials, Inc.                                 1,788,468
     12,200    Interline Brands, Inc.*                                 245,098
     57,700    Perini Corp.*                                           870,116
                                                                 -------------
                                                                     2,903,682
                                                                 -------------
               BUILDING SUPPLIES--0.6%
     50,700    Hughes Supply, Inc.                                   1,318,200
                                                                 -------------
               CELLULAR COMMUNICATIONS--0.0%
      1,500    Centennial Communications
                   Corp.*                                               19,635
                                                                 -------------
               CHEMICALS - DIVERSIFIED--1.2%
    118,500    Westlake Chemical Corp.                               2,841,630
                                                                 -------------
               CHEMICALS - SPECIALTY--1.8%
     71,400    H. B. Fuller Co.                                      2,313,360
     35,900    Hercules, Inc.*                                         496,138
     53,900    OM Group, Inc.*                                       1,358,280
                                                                 -------------
                                                                     4,167,778
                                                                 -------------
               COMMERCIAL SERVICES--1.7%
     66,700    Chemed Corp.                                          2,820,076
     28,158    McGrath Rentcorp                                        649,042
     14,833    Steiner Leisure, Ltd.*                                  504,025
                                                                 -------------
                                                                     3,973,143
                                                                 -------------
               COMPUTER COMPONENTS--0.8%
     62,100    Komag, Inc.*                                          1,791,585
                                                                 -------------
               COMPUTER NETWORKING PRODUCTS--0.7%
     56,300    Ixia*                                                 1,035,357
     19,018    SafeNet, Inc.*                                          597,546
                                                                 -------------
                                                                     1,632,903
                                                                 -------------
               COMPUTER SERVICES--0.8%
     30,900    Ingram Micro, Inc., Class A*                            488,529

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               COMPUTER SERVICES--(CONTINUED)
     47,200    PAR Technology Corp.*                             $   1,352,280
                                                                 -------------
                                                                     1,840,809
                                                                 -------------
               COMPUTER SOFTWARE--2.9%
     72,300    American Reprographics Co.*                           1,077,270
     39,000    ANSYS, Inc.*                                          1,300,260
     78,400    Informatica Corp.*                                      672,672
     68,200    InterVideo, Inc.*                                     1,035,276
     39,400    Parametric Technology Corp.*                            237,188
     45,700    SERENA Software, Inc.*                                  894,349
     77,580    Synopsys, Inc.*                                       1,401,871
                                                                 -------------
                                                                     6,618,886
                                                                 -------------
               CONSUMER PRODUCTS--0.4%
     66,300    Playtex Products, Inc.*                                 714,714
      6,700    Water Pik Technologies, Inc.*                           124,486
                                                                 -------------
                                                                       839,200
                                                                 -------------
               DATA PROCESSING--0.6%
     58,700    Transaction Systems Architects,
                   Inc., Class A*                                    1,337,186
                                                                 -------------
               ELECTRICAL EQUIPMENT--0.6%
     48,400    WESCO International, Inc.*                            1,413,280
                                                                 -------------
               ELECTRONIC COMPONENTS & ACCESSORIES--0.1%
     11,300    Avnet, Inc.*                                            236,396
                                                                 -------------
               ENGINEERING--0.4%
     16,100    Keith Companies, Inc. (The)*                            340,515
     27,600    Michael Baker Corp.*                                    476,376
                                                                 -------------
                                                                       816,891
                                                                 -------------
               FINANCE--0.9%
     23,600    International Securities Exchange,
                   Inc.*                                               606,048
     79,295    Nasdaq Stock Market, Inc.*                            1,360,702
                                                                 -------------
                                                                     1,966,750
                                                                 -------------
               FINANCIAL SERVICES--0.7%
     35,400    Nelnet, Inc., Class A*                                1,306,260

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               FINANCIAL SERVICES--(CONTINUED)
      5,900    Nicholas Financial, Inc.                          $     108,737
      4,100    optionsXpress Holdings, Inc.*                            55,350
      8,687    World Acceptance Corp.*                                 226,296
                                                                 -------------
                                                                     1,696,643
                                                                 -------------
               FOOD & AGRICULTURE--2.4%
     20,300    Chiquita Brands International,
                   Inc.*                                               590,324
     60,654    Gold Kist, Inc.*                                      1,266,456
     39,123    Nash Finch Co.                                        1,391,996
     26,700    Sanderson Farms, Inc.                                 1,011,930
     99,696    Spartan Stores, Inc.*                                 1,286,078
                                                                 -------------
                                                                     5,546,784
                                                                 -------------
               FOOTWEAR--0.3%
     20,022    K-Swiss, Inc., Class A                                  642,706
                                                                 -------------
               FUNERAL SERVICES--0.1%
     20,100    Alderwoods Group, Inc.*                                 278,385
                                                                 -------------
               HEALTH CARE--1.2%
     36,580    Allied Healthcare International,
                   Inc.*                                               253,134
      5,531    Genesis HealthCare Corp.*                               240,543
     18,900    Magellan Health Services, Inc.*                         613,683
     29,100    Molina Healthcare, Inc.*                              1,245,480
     13,400    WellCare Health Plans, Inc.*                            464,980
                                                                 -------------
                                                                     2,817,820
                                                                 -------------
               HOTELS & MOTELS--0.3%
      8,900    Choice Hotels International, Inc.                       583,840
                                                                 -------------
               INSURANCE--1.3%
    141,100    Assured Guaranty, Ltd.                                2,899,605
                                                                 -------------
               INSURANCE - HEALTH & LIFE--1.2%
    108,000    UICI                                                  2,716,200
                                                                 -------------
               INSURANCE - PROPERTY & CASUALTY--5.6%
      1,100    Affirmative Insurance Holdings,
                   Inc.                                                 14,190

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               INSURANCE - PROPERTY & CASUALTY--(CONTINUED)
     80,500    American Financial Group, Inc.                    $   2,609,810
     31,600    Arch Capital Group, Ltd.*                             1,410,940
     23,100    Capital Title Group, Inc.                               148,071
     30,071    IPC Holdings, Ltd.                                    1,149,614
     93,100    Platinum Underwriters Holdings,
                   Ltd.                                              2,830,240
    105,400    PXRE Group, Ltd.                                      2,522,222
     40,256    Safety Insurance Group, Inc.                          1,268,869
     46,148    United America Indemnity, Ltd.,
                   Class A*                                            786,824
                                                                 -------------
                                                                    12,740,780
                                                                 -------------
               INTERNET CONTENT--0.1%
     19,300    TriZetto Group, Inc. (The)*                             267,884
                                                                 -------------
               LEISURE & ENTERTAINMENT--2.2%
     96,700    Bluegreen Corp.*                                      1,630,362
     20,300    Dover Downs Gaming &
                   Entertainment, Inc.                                 240,149
     67,419    Monarch Casino & Resort, Inc.*                        1,355,122
     18,500    Sands Regent (The)*                                     175,010
     45,500    Speedway Motorsports, Inc.                            1,560,650
                                                                 -------------
                                                                     4,961,293
                                                                 -------------
               MACHINERY--2.7%
     10,600    Alamo Group, Inc.                                       216,240
     20,300    JLG Industries, Inc.                                    517,447
     12,400    Joy Global, Inc.                                        465,496
      2,800    Manitowoc Co., Inc. (The)                               113,484
     50,500    Terex Corp.*                                          1,995,760
    131,900    Wabtec Corp.                                          2,730,330
                                                                 -------------
                                                                     6,038,757
                                                                 -------------
               MANUFACTURING--1.7%
      3,600    Albany International Corp., Class A                     112,572
     20,500    Barnes Group, Inc.                                      628,940
     52,300    CIRCOR International, Inc.                            1,294,425

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               MANUFACTURING--(CONTINUED)

     45,500    EnPro Industries, Inc.*                           $   1,231,685
     11,000    Fargo Electronics*                                      198,550
     27,800    LSI Industries, Inc.                                    377,802
                                                                 -------------
                                                                     3,843,974
                                                                 -------------
               MEDICAL & MEDICAL SERVICES--1.5%
     89,400    American Retirement Corp.*                            1,223,886
     18,100    Pediatrix Medical Group, Inc.*                        1,332,703
     24,581    PRA International*                                      639,843
      9,000    Res-Care, Inc.*                                         119,970
                                                                 -------------
                                                                     3,316,402
                                                                 -------------
               MEDICAL INSTRUMENTS & SUPPLIES--1.2%
     14,900    Owens & Minor, Inc.                                     461,900
      9,400    PerkinElmer, Inc.                                       179,822
     72,180    West Pharmaceutical Services, Inc.                    2,009,491
                                                                 -------------
                                                                     2,651,213
                                                                 -------------
               METALS--2.0%
     31,800    Cleveland-Cliffs, Inc.                                1,864,434
     22,700    Commercial Metals Co.                                   593,832
     17,300    NN, Inc.                                                219,537
     34,600    Quanex Corp.                                          1,795,394
                                                                 -------------
                                                                     4,473,197
                                                                 -------------
               MORTGAGE--1.2%
     67,200    IndyMac Bancorp, Inc.                                 2,765,280
                                                                 -------------
               MULTIMEDIA/PUBLISHING--0.9%
     31,500    R.H. Donnelley Corp.*                                 1,936,620
                                                                 -------------
               NATURAL GAS--0.3%
     22,521    Copano Energy, LLC                                      672,252
                                                                 -------------
               OIL & GAS EQUIPMENT & SERVICES--2.0%
    184,133    Global Industries, Ltd.*                              1,574,337
      2,100    Hydril*                                                 109,011
     66,400    Northwest Natural Gas Co.                             2,403,680

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
     13,300    Veritas DGC, Inc.*                                $     359,100
                                                                 -------------
                                                                     4,446,128
                                                                 -------------
               OIL & GAS FIELD EXPLORATION--3.6%
      2,500    Berry Petroleum Co., Class A                            118,900
     62,300    Cabot Oil & Gas Corp.                                 1,953,105
      3,600    Forest Oil Corp.*                                       143,136
    135,000    Harvest Natural Resources, Inc.*                      1,463,400
     18,566    Petroleum Development Corp.*                            485,130
     29,500    Remington Oil & Gas Corp.*                              914,500
      4,700    Todco, Class A*                                         107,113
      6,800    Vintage Petroleum, Inc.                                 187,816
    133,100    W&T Offshore, Inc.*                                   2,869,636
                                                                 -------------
                                                                     8,242,736
                                                                 -------------
               OIL REFINING--1.5%
     18,800    Frontier Oil Corp.                                      919,508
     19,700    Holly Corp.                                             753,131
     41,200    Tesoro Corp.                                          1,796,320
                                                                 -------------
                                                                     3,468,959
                                                                 -------------
               PACKAGING--2.6%
     42,500    Greif, Inc., Class A                                  3,088,900
     48,363    Silgan Holdings, Inc.                                 2,756,691
                                                                 -------------
                                                                     5,845,591
                                                                 -------------
               PAPER & ALLIED PRODUCTS--1.0%
     43,500    Rayonier, Inc.                                        2,283,315
                                                                 -------------
               PHARMACEUTICALS--0.2%
      2,000    Kos Pharmaceuticals, Inc.*                              115,460
     14,300    Medicis Pharmaceutical Corp.,
                   Class A                                             402,974
                                                                 -------------
                                                                       518,434
                                                                 -------------
               PRINTING--0.5%
     26,300    Consolidated Graphics, Inc.*                          1,113,279
                                                                 -------------
               REAL ESTATE INVESTMENT TRUSTS--12.2%
    123,900    Associated Estates Realty Corp.                       1,071,735

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
     34,700    CBL & Associates Properties, Inc.                 $   2,827,009
     77,700    Colonial Properties Trust                             3,170,160
    147,700    Digital Realty Trust, Inc.                            2,215,500
     25,900    Essex Property Trust, Inc.                            2,072,000
    134,900    Innkeepers USA Trust                                  1,822,499
     24,700    Lexington Corporate Properties
                   Trust                                               568,841
     85,900    LTC Properties, Inc.                                  1,702,538
     45,200    PS Business Parks, Inc.-CA                            1,855,008
     44,800    SL Green Realty Corp.                                 2,775,360
     74,900    Tanger Factory Outlet Centers, Inc.                   1,813,329
     97,600    Taubman Centers, Inc.                                 3,097,824
     97,000    Ventas, Inc.                                          2,768,380
                                                                 -------------
                                                                    27,760,183
                                                                 -------------
               RESIDENTIAL CONSTRUCTION--2.4%
     45,200    Brookfield Homes Corp.                                2,072,872
     33,800    Standard Pacific Corp.                                2,708,056
     32,625    Technical Olympic USA, Inc.                             714,488
                                                                 -------------
                                                                     5,495,416
                                                                 -------------
               RESTAURANTS--1.3%
    133,800    Domino's Pizza, Inc.                                  3,062,682
                                                                 -------------
               RETAIL - SPECIALTY--2.4%
     35,700    Barnes & Noble, Inc.*                                 1,351,245
     46,600    Books-A-Million, Inc.                                   392,372
     16,500    Cato Corp. (The), Class A                               476,190
     21,100    Genesco, Inc.*                                          722,675
     13,900    Hibbett Sporting Goods, Inc.*                           488,168
     17,200    Rent-A-Center, Inc.*                                    406,952
      9,800    REX Stores Corp.*                                       137,200
     67,600    Sonic Automotive, Inc.                                1,441,232
                                                                 -------------
                                                                     5,416,034
                                                                 -------------

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               SAVINGS & LOAN ASSOCIATIONS--3.4%
     46,100    Downey Financial Corp.                            $   3,458,422
     34,700    FirstFed Financial Corp.*                             1,880,046
     15,195    ITLA Capital Corp.*                                     757,015
     43,620    Sterling Financial Corp.*                             1,541,967
                                                                 -------------
                                                                     7,637,450
                                                                 -------------
               SEMICONDUCTORS--1.3%
     16,300    ADE Corp.*                                              365,609
      3,800    Cascade Microtech, Inc.*                                 51,300
     70,364    Cohu, Inc.                                            1,352,396
      3,800    MKS Instruments, Inc.*                                   63,460
     90,100    Netlogic Microsystems, Inc.*                          1,215,449
                                                                 -------------
                                                                     3,048,214
                                                                 -------------
               SERVICES - EMPLOYMENT AGENCIES--0.3%
     22,500    Administaff, Inc.                                       480,600
      7,800    AMN Healthcare Services, Inc.*                          112,632
                                                                 -------------
                                                                       593,232
                                                                 -------------
               STEEL--0.1%
      5,161    Northwest Pipe Co.*                                     114,368
                                                                 -------------
               TELECOMMUNICATIONS--0.7%
     96,700    FairPoint Communications, Inc.*                       1,505,619
                                                                 -------------
               TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.2%
     40,640    Comtech Telecommunications Corp.*                     1,469,949
    129,500    Iowa Telecommunications Services,
                   Inc.                                              2,434,600
    134,500    Talk America Holdings, Inc.*                          1,195,705
                                                                 -------------
                                                                     5,100,254
                                                                 -------------
               TELEPHONE--0.0%
      8,100    Valor Communications Group, Inc.                        110,160
                                                                 -------------
               TOBACCO--0.7%
     57,000    Loews Corp. - Carolina Group                          1,703,160
                                                                 -------------

--------------------------------------------------------------------------------
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

               TOYS--0.6%
     63,300    JAKKS Pacific, Inc.*                              $   1,308,411
                                                                 -------------
               TRANSPORTATION--5.0%
     10,250    Arkansas Best Corp.                                     335,482
     59,100    CNF, Inc.                                             2,632,905
     45,500    Dynamex, Inc.*                                          818,545
     11,718    Heartland Express, Inc.                                 234,946
     48,400    Hub Group, Inc., Class A*                             1,330,032
      8,200    Kirby Corp.*                                            349,812
     94,000    Laidlaw International, Inc.*                          2,090,560
     12,000    Maritrans, Inc.                                         286,680
     55,000    Overseas Shipholding Group, Inc.                      3,360,500
                                                                 -------------
                                                                    11,439,462
                                                                 -------------
               UTILITIES--3.3%
     57,500    Energen Corp.                                         3,747,850
    129,000    Northeast Utilities                                   2,555,490
     34,000    UGI Corp.                                               901,340
      8,500    WGL Holdings, Inc.                                      276,590
                                                                 -------------
                                                                     7,481,270
                                                                 -------------
               Total Common Stocks
                   (Cost $209,773,372)                             221,588,640
                                                                 -------------

               WARRANTS--0.0%

               SAVINGS & LOAN ASSOCIATIONS--0.0%
      4,100    Dime Community Bancshares,
                   Litigation Tracking Warrants*
                   (Cost $768)                                             615
                                                                 -------------

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT
  (000'S)
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS--2.4%

$     1,355    Bear, Stearns & Co. Inc.
                   (Agreement dated 05/31/05
                   to be repurchased at
                   $1,354,570), 1.53%,
                   06/01/05**,
                   collateralized by $1,398,398 in
                   U.S. Government Securities
                   (Cost $1,354,512)                                 1,354,512

                            [LOGO] NUMERIC INVESTORS
                                FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT
  (000'S)                                                            VALUE
--------------------------------------------------------------------------------

      4,082    Bear, Stearns & Co. Inc.
                   (Agreement dated 05/31/05
                   to be repurchased at $4,082,173),
                   2.97%, 06/01/05,
                   collateralized by $4,201,197 in
                   U.S. Government Securities
                   (Cost $4,081,837)                             $   4,081,837
                                                                 -------------
               Total Repurchase Agreements
                   (Cost $5,436,349)                                 5,436,349
                                                                 -------------
Total Investments -- 99.9%
     (Cost $215,210,489)***                                        227,025,604
                                                                 -------------
Other Assets in Excess of Liabilities -- 0.1%                          286,410
                                                                 -------------
Net Assets -- 100.0%                                             $ 227,312,014
                                                                 =============

__________________
*     Non-income producing.

**    Investment purchased with cash collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $ 217,644,291

      Gross unrealized appreciation                              $  15,008,624
      Gross unrealized depreciation                                 (5,627,311)
                                                                 -------------

      Net unrealized appreciation/(depreciation)                 $   9,381,313
                                                                 =============

                             ROBECO INVESTMENT FUNDS
                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                    NUMBER
                                                  OF SHARES          VALUE
                                                --------------   --------------

COMMON STOCK--96.4%

AEROSPACE & DEFENSE--0.4%
  DRS Technologies, Inc.                                34,025   $    1,601,897
                                                                 --------------
AIR TRANSPORT--1.4%
  EGL, Inc.*                                           162,800        3,098,084
  ExpressJet Holdings, Inc.*                            53,045          457,778
  Pinnacle Airlines Corp.*                             209,910        2,057,118
                                                                 --------------
                                                                      5,612,980
                                                                 --------------
APPAREL--5.9%
  Brown Shoe Co., Inc.                                  99,550        3,494,205
  Charming Shoppes, Inc.*                              274,000        2,474,220
  Dress Barn, Inc., (The)*                             134,700        2,438,070
  Finish Line, Inc., (The), Class A                    267,620        5,330,990
  Gymboree Corp., (The)*                                99,600        1,318,704
  Kellwood Co.                                          30,270          761,593
  Kenneth Cole Productions, Inc., Class A               43,000        1,294,300
  Oxford Industries, Inc.                               83,330        2,979,881
  Steven Madden Ltd.*                                   99,800        1,772,448
  Warnaco Group, Inc., (The)*                           87,650        1,870,451
                                                                 --------------
                                                                     23,734,862
                                                                 --------------
AUTOMOTIVE & TRUCKS--0.7%
  Group 1 Automotive, Inc.*                             41,155        1,099,250
  Lithia Motors, Inc., Class A                          64,400        1,713,040
                                                                 --------------
                                                                      2,812,290
                                                                 --------------
BANKS - REGIONAL--0.6%
  Bancorp, Inc., (The)*                                 50,545          793,556
  First Community Bancorp                               11,800          521,324
  UMB Financial Corp.                                   20,300        1,130,710
                                                                 --------------
                                                                      2,445,590
                                                                 --------------
BUILDING & CONSTRUCTION--3.3%
  Champion Enterprises, Inc.*                          519,010        5,049,967
  Dycom Industries, Inc.*                               51,000        1,001,640
  Infrasource Services, Inc.*                          178,100        1,959,100
  Palm Harbor Homes, Inc.*                             131,143        2,456,308
  Perini Corp.*                                        186,420        2,811,214
                                                                 --------------
                                                                     13,278,229
                                                                 --------------

                                                    NUMBER
                                                  OF SHARES          VALUE
                                                --------------   --------------

BUILDING MATERIALS--1.9%
  Drew Industries, Inc.*                               111,800   $    4,583,800
  ElkCorp                                               95,345        3,146,385
                                                                 --------------
                                                                      7,730,185
                                                                 --------------
BUILDING PRODUCTS-AIR & HEATING--0.9%
  Lennox International, Inc.                           170,500        3,621,420
                                                                 --------------
BUSINESS & PUBLIC SERVICES--1.5%
  Gevity HR, Inc.                                      230,300        3,949,645
  Service Corporation
      International                                    286,500        2,171,670
                                                                 --------------
                                                                      6,121,315
                                                                 --------------
CHEMICALS - SPECIALTY--1.3%
  Spartech Corp.                                        38,115          771,067
  UAP Holding Corp.                                    276,300        4,020,165
  Wellman, Inc.                                         38,280          430,267
                                                                 --------------
                                                                      5,221,499
                                                                 --------------
COMMERCIAL SERVICES--0.3%
  Sykes Enterprises, Inc.*                             165,410        1,369,595
                                                                 --------------
COMPUTER EQUIPMENT & SERVICES--2.9%
  Adaptec, Inc.*                                        76,100          302,878
  Imation Corp.                                         67,500        2,548,800
  Insight Enterprises, Inc.*                           238,485        4,669,536
  Keane, Inc.*                                         153,500        2,059,970
  NETGEAR, Inc.*                                        35,065          689,728
  Pomeroy IT Solutions, Inc.*                           63,496          799,415
  Tier Technologies, Inc., Class B*                     71,300          630,292
                                                                 --------------
                                                                     11,700,619
                                                                 --------------
CONSULTING SERVICES--1.0%
  FTI Consulting, Inc.*                                 66,100        1,453,539
  MAXIMUS, Inc.                                         73,750        2,528,887
                                                                 --------------
                                                                      3,982,426
                                                                 --------------
CONSUMER NON-CYCLICAL--0.3%
  Natuzzi S.p.A. - ADR                                 146,600        1,326,730
                                                                 --------------
CONSUMER PRODUCTS--1.1%
  Playtex Products, Inc.*                              314,950        3,395,161
  Spectrum Brands, Inc.*                                32,300        1,194,131
                                                                 --------------
                                                                      4,589,292
                                                                 --------------

                             ROBECO INVESTMENT FUNDS
                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                    NUMBER
                                                  OF SHARES          VALUE
                                                --------------   --------------

CONTAINERS--0.7%
  Constar International, Inc.*                          41,005   $      131,216
  Silgan Holdings, Inc.                                 50,800        2,895,600
                                                                 --------------
                                                                      3,026,816
                                                                 --------------
DIVERSIFIED OPERATIONS--0.3%
  Olin Corp.                                            70,500        1,323,285
                                                                 --------------
ELECTRONICS--1.3%
  Bell Microproducts, Inc.*                              7,500           61,500
  Hypercom Corp.*                                      186,900        1,186,815
  Paxar Corp.*                                         113,600        2,001,632
  Planar Systems, Inc.*                                 91,400          734,856
  Technitrol, Inc.                                     110,440        1,450,077
                                                                 --------------
                                                                      5,434,880
                                                                 --------------
ENGINEERING--0.9%
  Engineered Support Systems, Inc.                      96,200        3,751,800
                                                                 --------------
ENGINEERING & CONSTRUCTION--2.1%
  Granite Construction, Inc.                            28,200          661,290
  Integrated Electrical Services,
      Inc.*                                            273,000          414,960
  URS Corp.*                                           133,214        4,506,630
  Washington Group International,
      Inc.*                                             56,795        2,726,728
                                                                 --------------
                                                                      8,309,608
                                                                 --------------
ENVIRONMENTAL SERVICES--0.7%
  Tetra Tech, Inc.*                                    217,690        2,623,165
                                                                 --------------
FINANCIAL SERVICES--3.6%
  Advanta Corp., Class B                               196,400        4,845,188
  Affiliated Managers Group, Inc.*                      17,600        1,173,920
  Bay View Capital Corp.*                               25,770          408,455
  BKF Capital Group, Inc.                               17,100          620,730
  CMET Finance Holdings, Inc. 144A*                     15,000        1,500,000
  Delta Financial Corp.                                 55,725          504,311
  Federal Agricultural Mortgage
      Corp., Class C                                   260,900        4,821,432
  MCG Capital Corp.                                     44,000          704,000
  Value Line, Inc.                                       4,600          167,072
                                                                 --------------
                                                                     14,745,108
                                                                 --------------

                                                    NUMBER
                                                  OF SHARES          VALUE
                                                --------------   --------------

FOODS--1.8%
  Chiquita Brands International, Inc.                   79,100   $    2,300,228
  NBTY, Inc.*                                           33,480          744,595
  Performance Food Group Co.*                          154,700        4,186,182
                                                                 --------------
                                                                      7,231,005
                                                                 --------------
HEALTH CARE - SERVICES--7.0%
  Amedisys, Inc.*                                       56,800        1,715,928
  Apria Healthcare Group, Inc.*                        227,500        7,166,250
  First Consulting Group, Inc.*                         75,040          388,707
  Kendle International, Inc.*                           59,000          680,270
  Kindred Healthcare, Inc.*                            153,130        5,907,755
  LifePoint Hospitals, Inc.*                            42,690        1,920,196
  Option Care, Inc.                                    238,525        3,172,383
  Radiation Therapy Services, Inc.*                    192,865        3,992,306
  RehabCare Group, Inc.*                                96,825        2,690,767
  Res-Care, Inc.*                                       70,100          934,433
                                                                 --------------
                                                                     28,568,995
                                                                 --------------
HEALTH CARE - SUPPLIES--0.6%
  Herbalife Ltd.*                                       77,600        1,406,888
  Owens & Minor, Inc.                                   29,800          923,800
                                                                 --------------
                                                                      2,330,688
                                                                 --------------
INDUSTRIAL EQUIPMENT & SUPPLIES--0.1%
  Rofin-Sinar Technologies, Inc.*                       15,670          506,141
                                                                 --------------
INSURANCE - LIFE--1.8%
  AmerUs Group Co.                                      35,000        1,665,650
  Scottish Re Group Ltd.                               231,800        5,419,484
                                                                 --------------
                                                                      7,085,134
                                                                 --------------
INSURANCE - OTHER--12.4%
  Allmerica Financial Corp.*                            30,290        1,057,727
  Arch Capital Group Ltd.*                              14,600          651,890
  Aspen Insurance Holdings Ltd.                         66,115        1,818,162
  Assured Guaranty Ltd.                                327,700        6,734,235
  Bristol West Holdings, Inc.                           61,225        1,059,193
  CNA Surety Corp.*                                    185,225        2,559,810
  Hilb, Rogal & Hobbs Co.                               35,400        1,206,786
  Hub International Ltd.                               143,400        2,562,558
  Infinity Property & Casualty Corp.                    35,400        1,132,800
  IPC Holdings Ltd.                                    251,200        9,603,376
  KMG America Corp.*                                   140,860        1,273,374

                             ROBECO INVESTMENT FUNDS
                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                    NUMBER
                                                  OF SHARES          VALUE
                                                --------------   --------------

INSURANCE - OTHER--(CONTINUED)
  Max Re Capital Ltd.                                  118,700   $    2,624,457
  Navigators Group, Inc., (The)*                       138,170        4,592,771
  Odyssey Re Holdings Corp.                             41,720        1,005,869
  Platinum Underwriters Holdings Ltd.                  249,660        7,589,664
  Quanta Capital Holdings Ltd.*                        302,100        1,873,020
  RLI Corp.                                             22,650          990,711
  Seabright Insurance Holdings*                         59,430          673,342
  United America Indemnity Ltd.,
      Class A*                                          82,840        1,412,422
                                                                 --------------
                                                                     50,422,167
                                                                 --------------
INTERNET SERVICES--3.6%
  EarthLink, Inc.*                                     684,000        7,257,240
  United Online, Inc.                                  555,800        7,192,052
                                                                 --------------
                                                                     14,449,292
                                                                 --------------
IRON & STEEL--0.3%
  Ryerson Tull, Inc.                                    69,000        1,050,180
                                                                 --------------
LEISURE & LODGING--2.5%
  Alliance Gaming Corp.*                                93,100        1,209,369
  Argosy Gaming Co.*                                    43,900        2,035,643
  Interstate Hotels & Resorts, Inc.*                    90,550          416,530
  Intrawest Corp.                                       87,500        1,951,250
  La Quinta Corp.*                                     148,865        1,290,659
  MTR Gaming Group, Inc.*                               54,260          556,708
  Pinnacle Entertainment, Inc.*                         76,600        1,335,138
  Steiner Leisure Ltd.*                                 43,600        1,481,528
                                                                 --------------
                                                                     10,276,825
                                                                 --------------
MACHINERY--1.6%
  Actuant Corp., Class A*                               20,000          900,000
  CIRCOR International, Inc.                            34,100          843,975
  Manitowoc Co., Inc., (The)                            30,100        1,219,953
  Terex Corp.*                                          91,800        3,627,936
                                                                 --------------
                                                                      6,591,864
                                                                 --------------
MANUFACTURING--2.5%
  Acuity Brands, Inc.                                   79,000        1,939,450
  EnerSys*                                              73,925          769,559
  Federal Signal Corp.                                 173,815        2,716,729
  Griffon Corp.*                                        66,100        1,317,373

                                                    NUMBER
                                                  OF SHARES          VALUE
                                                --------------   --------------

MANUFACTURING--(CONTINUED)
  Modtech Holdings, Inc.*                               53,400   $      331,080
  Monaco Coach Corp.                                   117,200        1,923,252
  NN, Inc.                                              94,600        1,200,474
                                                                 --------------
                                                                     10,197,917
                                                                 --------------
MEDIA & ENTERTAINMENT--0.3%
  4Kids Entertainment, Inc.*                            50,500          959,500
  Liberty Corp., (The)                                   7,600          274,436
                                                                 --------------
                                                                      1,233,936
                                                                 --------------
MEDICAL EQUIPMENT AND SUPPLIES--2.3%
  Analogic Corp.                                        22,000          934,780
  CONMED Corp.*                                        150,600        4,719,804
  Medical Action Industries, Inc.*                     114,900        2,037,177
  Medical Property Trust, Inc. 144A                     87,500          879,375
  PAREXEL International Corp.*                          43,064          785,918
                                                                 --------------
                                                                      9,357,054
                                                                 --------------
MOTOR HOMES--0.7%
  Winnebago Industries, Inc.                            92,335        3,018,431
                                                                 --------------
OFFICE EQUIPMENT & SUPPLIES--0.6%
  Ennis, Inc.                                          118,600        1,884,554
  Global Imaging Systems, Inc.*                         17,075          542,814
                                                                 --------------
                                                                      2,427,368
                                                                 --------------
OIL & GAS - EXPLORATION--1.6%
  InterOil Corp.*                                       35,000          875,000
  Stone Energy Corp.*                                   48,400        2,082,652
  Swift Energy Co.*                                    102,600        3,503,790
                                                                 --------------
                                                                      6,461,442
                                                                 --------------
OIL SERVICES--0.7%
  Key Energy Services, Inc.*                           193,265        2,123,982
  Parker Drilling Co.*                                 131,300          748,410
                                                                 --------------
                                                                      2,872,392
                                                                 --------------
PAPER FOREST PRODUCTS & PACKAGING--0.8%
  Neenah Paper, Inc.                                    63,600        1,903,548
  Schweitzer-Mauduit International,
      Inc.                                              41,900        1,255,743
                                                                 --------------
                                                                      3,159,291
                                                                 --------------

                             ROBECO INVESTMENT FUNDS
                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                    NUMBER
                                                  OF SHARES          VALUE
                                                --------------   --------------

PUBLISHING & INFORMATION SERVICES--3.6%
  Banta Corp.                                           64,600   $    2,837,232
  Bowne & Co., Inc.                                    252,800        3,349,600
  infoUSA, Inc.*                                       213,240        2,575,939
  Journal Register Co.*                                119,400        1,983,234
  Pulitzer, Inc.                                        16,100        1,029,756
  Reader's Digest Association, Inc.,
      (The)                                            113,000        1,914,220
  Scholastic Corp.*                                     19,100          716,632
                                                                 --------------
                                                                     14,406,613
                                                                 --------------
RAILROAD & BULK SHIPPING--0.4%
  RailAmerica, Inc.*                                   120,395        1,405,010
                                                                 --------------
REAL ESTATE--7.2%
  American Financial Realty Trust
      (REIT)                                           230,325        3,535,489
  Arbor Realty Trust, Inc. 144A
      (REIT)                                            10,100        1,345,825
  Ashford Hospitality Trust (REIT)                      40,925          407,613
  Bimini Mortgage Management, Inc.,
      Class A 144A (REIT)                              138,325        1,933,783
  Capital Lease Funding, Inc. (REIT)                   180,575        1,991,742
  Digital Realty Trust, Inc. (REIT)                    158,300        2,374,500
  Fieldstone Investment Corp. 144A
      (REIT)                                            90,300        1,206,408
  Gladstone Commercial Corp. (REIT)                    100,275        1,536,113
  Government Properties Trust, Inc.
      (REIT)                                           107,775          980,752
  Lexington Corporate Properties
      Trust (REIT)                                      60,650        1,396,770
  MFA Mortgage Investments, Inc.
      (REIT)                                           211,950        1,502,726
  Origen Financial, Inc. (REIT)                        352,225        2,550,109
  Redwood Trust, Inc. (REIT)                            61,800        3,196,914
  Trammell Crow Co.*                                   231,600        5,222,580
                                                                 --------------
                                                                     29,181,324
                                                                 --------------
RETAIL - HARD GOODS--0.9%
  GameStop Corp., Class A*                              76,815        2,239,925

                                                    NUMBER
                                                  OF SHARES          VALUE
                                                --------------   --------------

RETAIL - HARD GOODS--(CONTINUED)
  School Specialty, Inc.*                               37,400   $    1,466,828
                                                                 --------------
                                                                      3,706,753
                                                                 --------------
SAVINGS & LOANS--0.5%
  Franklin Bank Corp.*                                 112,600        1,925,460
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.5%
  OmniVision Technologies, Inc.*                       117,000        1,850,940
                                                                 --------------
SERVICES - BUSINESS--5.7%
  Century Business Services, Inc.*                     314,400        1,260,744
  Clark, Inc.                                          235,450        3,414,025
  Cornell Companies, Inc.*                              70,280          902,395
  Geo Group, Inc., (The)*                               39,500          958,665
  Harland (John H.) Co.                                 54,830        2,065,446
  Integrated Alarm Services Group,
      Inc.*                                            532,713        2,157,488
  Kforce, Inc.*                                        107,876          867,323
  MPS Group, Inc.*                                     332,900        3,122,602
  PRG-Schultz International, Inc.*                     436,000        1,682,960
  ProQuest Co.*                                         17,250          553,725
  Spherion Corp.*                                      170,800          934,276
  Standard Parking Corp.*                              131,455        1,973,140
  World Fuel Services Corp.                            126,000        3,320,100
                                                                 --------------
                                                                     23,212,889
                                                                 --------------
TOBACCO--0.7%
  Alliance One International, Inc.                     315,700        2,023,637
  Universal Corp.                                       22,200          985,680
                                                                 --------------
                                                                      3,009,317
                                                                 --------------
TRANSPORT - SERVICES--0.1%
  Stonepath Group, Inc.*                               559,600          391,720
                                                                 --------------
TRAVEL SERVICES--0.8%
  Ambassadors International, Inc.                       18,400          235,888
  Navigant International, Inc.*                        237,400        3,005,484
                                                                 --------------
                                                                      3,241,372
                                                                 --------------
TRUCKING--0.5%
  Marten Transport Ltd.*                                14,200          278,462
  Quality Distribution, Inc.*                           92,705          736,078

                             ROBECO INVESTMENT FUNDS
                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                    NUMBER
                                                  OF SHARES           VALUE
                                                --------------   --------------

TRUCKING--(CONTINUED)
  SCS Transportation, Inc.*                             58,400   $    1,065,800
                                                                 --------------
                                                                      2,080,340
                                                                 --------------
UTILITIES - ELECTRIC--1.2%
  Sierra Pacific Resources*                            397,300        4,747,735
                                                                 --------------
TOTAL COMMON STOCK
     (Cost $329,178,837)                                            390,763,186
                                                                 --------------
INVESTMENT COMPANIES--0.7%

FINANCIAL SERVICES--0.7%
  Apollo Investment Corp.                              187,600        3,074,764
                                                                 --------------
TOTAL INVESTMENT COMPANIES
     (Cost $2,814,000)                                                3,074,764
                                                                 --------------
SHORT TERM INVESTMENTS--2.8%
  PNC Bank Money Market Deposit
      Account  2.69%  6/01/05                       11,419,903       11,419,903
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
     (Cost $11,419,903)                                              11,419,903
                                                                 --------------
TOTAL INVESTMENTS--99.9%
     (COST $343,412,740)**                                          405,257,853
                                                                 --------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--0.1%                                                  249,078
                                                                 --------------
NET ASSETS--100.0%                                               $  405,506,931
                                                                 ==============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2005, these securities amounted to 1.69% of net assets.

REIT  -- Real Estate Investment Trust

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $ 344,621,435
                                                        =============

      Gross unrealized appreciation                     $  79,245,302
      Gross unrealized depreciation                       (18,608,884)
                                                        -------------

      Net unrealized appreciation/(depreciation)        $  60,636,418
                                                        =============

                             ROBECO INVESTMENT FUNDS
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

LONG POSITIONS--102.6%

DOMESTIC COMMON STOCK--96.8%

AEROSPACE & DEFENSE--2.2%
   Allied Defense Group, Inc., (The) +*                  84,295   $   2,009,593
   Orbital Sciences Corp.*                               53,600         520,456
                                                                  -------------
                                                                      2,530,049
                                                                  -------------
AGRICULTURE--0.7%
   Hines Horticulture, Inc.*                            211,824         751,975
                                                                  -------------
AIR TRANSPORT--1.3%
   ExpressJet Holdings, Inc. +*                          55,700         480,691
   Kitty Hawk, Inc.*                                    355,515         440,839
   Pinnacle Airlines Corp.*                              59,170         579,866
                                                                  -------------
                                                                      1,501,396
                                                                  -------------
APPAREL--0.9%
   Haggar Corp.                                          31,088         573,884
   Hampshire Group Ltd.*                                  3,435         136,576
   Lakeland Industries, Inc. +*                          23,510         306,100
                                                                  -------------
                                                                      1,016,560
                                                                  -------------
AUTOMOTIVE & TRUCKS--0.7%
   Aftermarket Technology Corp. +*                       49,413         757,995
                                                                  -------------
BUSINESS & PUBLIC SERVICES--1.0%
   Manpower, Inc.                                        10,390         413,833
   On Assignment, Inc. +*                               148,909         789,218
                                                                  -------------
                                                                      1,203,051
                                                                  -------------
CHEMICALS - SPECIALTY--4.4%
   Agrium, Inc. +                                        95,180       1,797,950
   Ashland, Inc.                                         12,600         860,580
   ICO, Inc.*                                           134,477         314,676
   LESCO, Inc. +*                                        74,825       1,010,138
   Stepan Co.                                            22,500         477,225
   Texas Petrochemicals, Inc.*                           41,100         589,785
                                                                  -------------
                                                                      5,050,354
                                                                  -------------
COMMERCIAL SERVICES--3.3%
   Carlisle Holdings Ltd.                                99,531         610,125
   NCO Group, Inc.*                                      35,500         705,030

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

   Perceptron, Inc.*                                     58,385   $     381,254
   Steiner Leisure Ltd. +*                               60,085       2,041,688
                                                                  -------------
                                                                      3,738,097
                                                                  -------------
COMMUNICATIONS EQUIPMENT--0.4%
   TESSCO Technologies, Inc.*                            37,780         481,317
                                                                  -------------
COMPUTER EQUIPMENT & SERVICES--4.2%
   Microsoft Corp.                                       31,200         804,960
   Parametric Technology Corp. +*                       163,000         981,260
   Perot Systems Corp., Class A*                         89,100       1,151,172
   Pomeroy IT Solutions, Inc. +*                         49,395         621,883
   Rimage Corp. +*                                       27,280         576,972
   Sykes Enterprises, Inc.*                              80,950         670,266
                                                                  -------------
                                                                      4,806,513
                                                                  -------------
COMPUTER SOFTWARE--0.7%
   Document Sciences Corp.*                              22,145         153,908
   Hummingbird Ltd. +*                                   28,400         601,796
                                                                  -------------
                                                                        755,704
                                                                  -------------
CONSULTING SERVICES--3.4%
   Accenture Ltd., Class A +*                            53,095       1,236,052
   MAXIMUS, Inc. +                                       42,600       1,460,754
   Opinion Research Corp.*                              164,262       1,156,404
                                                                  -------------
                                                                      3,853,210
                                                                  -------------
CONSUMER PRODUCTS--0.6%
   Blyth, Inc. +                                         23,000         651,820
                                                                  -------------
CONSUMER SERVICES--0.5%
   Rent-A-Center, Inc. +*                                23,935         566,302
                                                                  -------------
CONTAINERS--2.7%
   AEP Industries, Inc. +*                               70,679       1,217,799
   Crown Holdings, Inc. +*                               65,600         976,784
   Silgan Holdings, Inc. +                               15,700         894,900
                                                                  -------------
                                                                      3,089,483
                                                                  -------------
ELECTRONICS--2.2%
   PerkinElmer, Inc.                                     32,980         630,907
   Spectrum Control, Inc. +*                             78,050         552,594
   Superior Essex, Inc.*                                 35,100         588,627

                             ROBECO INVESTMENT FUNDS
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

   Technitrol, Inc.                                      56,700   $     744,471
                                                                  -------------
                                                                      2,516,599
                                                                  -------------
FINANCIAL SERVICES--5.0%
   BKF Capital Group, Inc. +                             11,400         413,820
   Fannie Mae +                                          10,600         627,944
   Federal Agricultural Mortgage Corp., Class C          19,800         365,904
   Freddie Mac +                                         17,200       1,118,688
   MBIA, Inc. +                                          42,800       2,393,804
   U.S. Global Investors, Inc., Class A*                144,367         814,230
                                                                  -------------
                                                                      5,734,390
                                                                  -------------
FOODS--1.8%
   Interstate Bakeries Corp.*                            63,900         417,906
   M & F Worldwide Corp. +*                              77,345         989,243
   Nestle S.A. - ADR +                                   10,100         666,235
                                                                  -------------
                                                                      2,073,384
                                                                  -------------
HEALTH CARE - DRUGS--4.5%
   Pfizer, Inc. +                                       116,900       3,261,510
   Shire Pharmaceuticals Group PLC - ADR +               42,100       1,347,621
   Watson Pharmaceuticals, Inc. +*                       19,600         589,176
                                                                  -------------
                                                                      5,198,307
                                                                  -------------
HEALTH CARE - SERVICES--6.6%
   American Dental Partners, Inc. +*                     69,955       1,681,019
   Apria Healthcare Group, Inc. +*                       45,105       1,420,807
   IntegraMed America, Inc.*                             24,920         260,414
   Kendle International, Inc.*                           63,335         730,253
   National Home Health Care Corp.                       21,058         279,440
   RehabCare Group, Inc. +*                              57,700       1,603,483
   Renal Care Group, Inc. +*                             20,200         934,048
   U.S. Physical Therapy, Inc.*                          41,515         665,485
                                                                  -------------
                                                                      7,574,949
                                                                  -------------
HEALTH CARE - SUPPLIES--0.2%
   Unilens Vision, Inc.*                                 63,091         204,415
                                                                  -------------
INSURANCE - LIFE--0.6%
   Scottish Re Group Ltd.                                28,995         677,903
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

INSURANCE - OTHER--13.0%
   ACE Ltd. +                                            23,700   $   1,024,314
   American International Group, Inc.                    46,300       2,571,965
   Aspen Insurance Holdings Ltd. +                       41,400       1,138,500
   Assured Guaranty Ltd. +                               49,692       1,021,171
   Bristol West Holdings, Inc.                           44,700         773,310
   Hooper Holmes, Inc.                                  174,945         699,780
   IPC Holdings Ltd. +                                   24,700         944,281
   Nationwide Financial Services, Inc.,
      Class A +                                          13,500         515,430
   PartnerRe Ltd. +                                      26,100       1,724,427
   Platinum Underwriters Holdings Ltd. +                 43,540       1,323,616
   Protective Life Corp. +                               23,600         948,484
   Radian Group, Inc. +                                  30,900       1,417,692
   Wesco Financial Corp. +                                2,275         815,087
                                                                  -------------
                                                                     14,918,057
                                                                  -------------
INTERNET SERVICES--2.9%
   Corillian Corp.*                                     109,585         352,316
   EarthLink, Inc. +*                                    71,700         760,737
   iPass, Inc. +*                                        95,500         589,235
   Knot, Inc., (The) +*                                 156,632       1,002,445
   Pacific Internet Ltd.*                               106,002         596,791
                                                                  -------------
                                                                      3,301,524
                                                                  -------------
LEISURE & LODGING--0.9%
   Escalade, Inc.*                                       36,165         523,308
   GameTech International, Inc.                          79,308         220,476
   Intrawest Corp. +                                     13,800         307,740
                                                                  -------------
                                                                      1,051,524
                                                                  -------------
MACHINERY--0.7%
   K-Tron International, Inc.*                           27,164         776,890
                                                                  -------------
MANUFACTURING--3.5%
   Bolt Technology Corp.*                               127,650         746,753
   Chart Industries, Inc.*                                6,593         352,066
   Matthews International Corp., Class A                 43,475       1,608,140
   Velcro Industries N.V.                               101,290       1,315,757
                                                                  -------------
                                                                      4,022,716
                                                                  -------------

                             ROBECO INVESTMENT FUNDS
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

MEDIA & ENTERTAINMENT--3.0%
   CanWest Global Communications Corp.*                  70,915   $     801,340
   Clear Channel Communications, Inc.                    26,400         771,672
   New Frontier Media, Inc.*                             78,305         469,830
   Time Warner, Inc. +*                                  82,500       1,435,500
                                                                  -------------
                                                                      3,478,342
                                                                  -------------
MEDICAL EQUIPMENT AND SUPPLIES--0.7%
   MTS Medication Technologies +*                       145,205         816,052
                                                                  -------------
METALS & MINING--0.2%
   International Coal Group, Inc.*                       18,100         228,513
                                                                  -------------
OFFICE EQUIPMENT & SUPPLIES--3.1%
   Ennis, Inc. +                                         86,615       1,376,312
   OfficeMax, Inc. +                                     29,700         901,395
   Xerox Corp. +*                                        97,800       1,327,146
                                                                  -------------
                                                                      3,604,853
                                                                  -------------
OIL & GAS - EXPLORATION--1.7%
   Chaparral Resources, Inc.*                           260,900         498,319
   InterOil Corp. +*                                     22,000         550,000
   Pogo Producing Co. +                                  17,300         855,312
                                                                  -------------
                                                                      1,903,631
                                                                  -------------
OIL & GAS - INTEGRATED MAJORS--0.5%
   Marathon Oil Corp. +                                  12,455         603,943
                                                                  -------------
OIL & GAS - REFINING & MARKETING--0.5%
   Tesoro Corp. +                                        14,300         623,480
                                                                  -------------
OIL SERVICES--1.7%
   Global Industries Ltd. +*                             47,100         402,705
   Superior Energy Services, Inc. +*                     36,130         565,434
   T-3 Energy Services, Inc.*                            32,917         233,711
   Todco, Class A +*                                     35,125         800,499
                                                                  -------------
                                                                      2,002,349
                                                                  -------------
PAPER FOREST PRODUCTS & PACKAGING--1.3%
   Graphic Packaging Corp.*                             221,000         828,750
   Neenah Paper, Inc. +                                  21,000         628,530
                                                                  -------------
                                                                      1,457,280
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

PRINTING SERVICES--2.4%
   Bowne & Co., Inc.                                     45,700   $     605,525
   Cadmus Communications Corp.                          117,950       1,875,405
   Outlook Group Corp.                                   37,060         292,774
                                                                  -------------
                                                                      2,773,704
                                                                  -------------
PUBLISHING & INFORMATION SERVICES--0.6%
   Gannett Co., Inc.                                      9,100         677,586
                                                                  -------------
REAL ESTATE--0.8%
   United Capital Corp. +*                               40,630         969,026
                                                                  -------------
RESTAURANTS--0.5%
   Benihana, Inc., Class A*                              39,755         587,976
                                                                  -------------
RETAIL--1.3%
   Kenneth Cole Productions, Inc., Class A +             31,310         942,431
   Party City Corp.*                                     41,635         556,660
                                                                  -------------
                                                                      1,499,091
                                                                  -------------
RETAIL - HARD GOODS--1.2%
   Claire's Stores, Inc. +                               57,280       1,350,662
                                                                  -------------
SAVINGS & LOANS--0.4%
   Franklin Bank Corp. +*                                26,300         449,730
                                                                  -------------
SCHOOLS--0.5%
   Career Education Corp.*                               17,100         592,857
                                                                  -------------
TELECOMMUNICATIONS--2.4%
   Premiere Global Services, Inc. +*                     90,405       1,017,056
   Shenandoah Telecommunications Co.                     15,156         484,992
   West Corp. +*                                         36,055       1,266,973
                                                                  -------------
                                                                      2,769,021
                                                                  -------------
TELECOMMUNICATIONS EQUIPMENT--1.8%
   Communications Systems, Inc.                          52,040         525,604
   Nokia Oyj - ADR                                       94,100       1,586,526
                                                                  -------------
                                                                      2,112,130
                                                                  -------------
TELEPHONE - INTEGRATED--1.2%
   CT Communications, Inc.                               44,394         537,167

                             ROBECO INVESTMENT FUNDS
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                  -------------   -------------

   Telefonos de Mexico SA de CV - ADR                    46,400   $     865,824
                                                                  -------------
                                                                      1,402,991
                                                                  -------------

TOBACCO--0.5%
   Loews Corp. - Carolina Group                          19,000         567,720
                                                                  -------------

TRAVEL SERVICES--1.6%
   Navigant International, Inc. +*                       65,272         826,344
   Sabre Holdings Corp., Class A +                       49,900       1,001,493
                                                                  -------------
                                                                      1,827,837
                                                                  -------------
TOTAL DOMESTIC COMMON STOCK
     (Cost $106,775,154)                                            111,103,258
                                                                  -------------

                                                       PAR
                                                      (000)           VALUE
                                                  -------------   -------------

CONVERTIBLE BONDS--0.0%

   Interpool, Inc.
      9.25% 12/27/22                                         75          69,000
                                                                  -------------
TOTAL CONVERTIBLE BONDS--0.0%
     (Cost $75,000)                                                      69,000
                                                                  -------------
CORPORATE BONDS--0.1%

   Mueller Industries, Inc. Senior
       Subordinated Debentures
       6.00% 11/01/14                                       118         115,050
                                                                  -------------
TOTAL CORPORATE BONDS--0.1%
     (Cost $118,000)                                                    115,050
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

SHORT-TERM INVESTMENTS--5.7%

   PNC Bank Money Market Deposit Account
       2.690% 06/01/05                                6,526,877       6,526,877
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS--5.7%
     (Cost $6,526,877)                                                6,526,877
                                                                  -------------
TOTAL LONG POSITIONS--102.6%
     (COST $113,495,031)**                                          117,814,185
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

SECURITIES SOLD SHORT--(41.7%)

AEROSPACE & DEFENSE--(0.7%)
   Innovative Solutions and Support, Inc.*              (21,285)  $    (737,312)
   TransTechnology Corp.*                                (8,618)        (64,420)
                                                                  -------------
                                                                       (801,732)
                                                                  -------------
AIRLINES--(0.1%)
   UAL Corp.*                                           (74,165)        (98,639)
                                                                  -------------
APPAREL--(0.8%)
   bebe stores, Inc.*                                   (13,450)       (517,959)
   Shoe Pavilion, Inc.*                                  (4,804)        (22,771)
   True Religion Apparel, Inc.*                         (24,600)       (351,780)
                                                                  -------------
                                                                       (892,510)
                                                                  -------------
AUDIO & VIDEO PRODUCTS--(0.2%)
   Digital Theater Systems, Inc.*                       (11,000)       (187,990)
                                                                  -------------
AUTOMOTIVE & TRUCKS--(0.7%)
   A.S.V., Inc.*                                         (6,340)       (230,142)
   Rush Enterprises, Inc., Class B*                     (18,400)       (267,720)
   Sonic Automotive, Inc.                               (14,100)       (300,612)
                                                                  -------------
                                                                       (798,474)
                                                                  -------------
BIOTECHNOLOGY--(0.1%)
   Solexa, Inc.*                                        (26,035)       (158,814)
                                                                  -------------
BROADCASTING--(0.6%)
   NTN Communications, Inc.*                            (60,300)       (131,454)
   Sirius Satellite Radio, Inc.*                        (53,800)       (324,952)
   XM Satellite Radio Holdings, Inc., Class A*           (7,500)       (240,825)
                                                                  -------------
                                                                       (697,231)
                                                                  -------------
BUILDING MATERIALS--0.0%
   Trex Co., Inc.*                                           (5)           (193)
                                                                  -------------
BUSINESS & PUBLIC SERVICES--(0.3%)
   51job, Inc. - ADR*                                   (14,600)       (204,254)
   Learning Tree International, Inc.*                   (10,830)       (139,382)
                                                                  -------------
                                                                       (343,636)
                                                                  -------------

                             ROBECO INVESTMENT FUNDS
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

COMMERCIAL SERVICES--(0.5%)
   Competitive Technologies, Inc.*                      (27,300)  $    (298,662)
   LML Payment Systems, Inc.*                           (19,210)        (99,892)
   Team, Inc.                                           (11,555)       (219,545)
                                                                  -------------
                                                                       (618,099)
                                                                  -------------
COMPUTER EQUIPMENT & SERVICES--(2.1%)
   3D Systems Corp.*                                     (8,724)       (184,949)
   ConSyGen, Inc.*                                         (200)              0
   DataTRAK International, Inc.*                        (27,500)       (528,000)
   Maxwell Technologies, Inc.                           (39,863)       (409,791)
   Research In Motion Ltd.*                              (5,800)       (480,356)
   Satellite Enterprises Corp.*                          (8,615)         (1,034)
   Stratasys, Inc.*                                     (10,600)       (343,016)
   Trident Microsystems, Inc.*                          (18,415)       (390,030)
   Xybernaut Corp.*                                     (35,000)         (2,660)
   Zanett, Inc.*                                         (9,894)        (31,760)
                                                                  -------------
                                                                     (2,371,596)
                                                                  -------------
COMPUTER SOFTWARE--(1.7%)
   Computer Associates International, Inc.              (16,700)       (455,409)
   Convera Corp.*                                       (64,572)       (278,306)
   Nestor, Inc.*                                        (22,100)       (153,374)
   Peregrine Systems, Inc.*                             (11,100)       (255,300)
   Red Hat, Inc.*                                       (14,300)       (180,752)
   Ultimate Software Group, Inc., (The)*                (38,910)       (619,447)
                                                                  -------------
                                                                     (1,942,588)
                                                                  -------------
COMPUTERS & PERIPHERALS--(0.4%)
   Cambridge Display Technology, Inc.*                  (20,610)       (156,636)
   Immersion Corp.*                                     (42,885)       (251,306)
                                                                  -------------
                                                                       (407,942)
                                                                  -------------
CONSUMER PRODUCTS--(0.1%)
   Mannatech, Inc.                                      (10,200)       (164,322)
                                                                  -------------
CONSUMER SPECIALTIES--(0.2%)
   Greg Manning Auctions, Inc.*                         (19,370)       (184,596)
                                                                  -------------
DATA PROCESSING SERVICES--(0.4%)
   FalconStor Software, Inc.*                           (25,600)       (187,136)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

   Phase Forward, Inc.*                                 (34,500)  $    (227,700)
                                                                  -------------
                                                                       (414,836)
                                                                  -------------
DIVERSIFIED OPERATION--(0.2%)
   Seaboard Corp.                                          (200)       (269,000)
                                                                  -------------
ELECTRONIC COMPONENTS & INSTRUMENTS--(0.6%)
   International DisplayWorks, Inc.*                    (13,275)       (112,572)
   Multi-Fineline Electronix, Inc.*                     (12,600)       (205,632)
   SiRF Technology Holdings, Inc.*                      (24,800)       (351,168)
                                                                  -------------
                                                                       (669,372)
                                                                  -------------
ELECTRONIC EQUIPMENT & PRODUCTS--(3.0%)
   Electro Rent Corp.*                                  (31,737)       (372,910)
   Fiberstars, Inc.*                                    (49,845)       (471,035)
   FLIR Systems, Inc.*                                   (7,700)       (206,360)
   Garmin Ltd.                                           (7,400)       (328,190)
   ICOS Vision Systems Corp., N.V.*                      (8,972)       (240,629)
   Ionatron, Inc.*                                      (27,430)       (244,127)
   Measurement Specialties, Inc.*                       (16,100)       (312,340)
   NVE Corp.*                                           (13,405)       (267,698)
   QSound Labs, Inc.*                                   (26,140)       (100,352)
   SpatiaLight, Inc.*                                   (32,360)       (196,425)
   Taser International, Inc.*                           (15,400)       (174,636)
   Tiger Telematics, Inc.*                               (2,365)        (32,755)
   Veeco Instruments, Inc.*                             (15,510)       (233,736)
   Video Display Corp.                                  (22,700)       (292,830)
                                                                  -------------
                                                                     (3,474,023)
                                                                  -------------
ENERGY--(1.7%)
   Energy Conversion Devices, Inc.*                     (22,600)       (435,728)
   Evergreen Solar, Inc.*                               (50,400)       (254,520)
   KFx, Inc.*                                           (53,950)       (710,521)
   Medis Technologies Ltd.*                             (18,409)       (253,492)
   Plug Power, Inc.*                                    (39,050)       (242,891)
   Valence Technology, Inc.*                            (30,650)        (90,724)
                                                                  -------------
                                                                     (1,987,876)
                                                                  -------------
ENVIRONMENTAL SERVICES--(0.1%)
   Pure Cycle Corp.*                                    (16,715)       (130,210)
                                                                  -------------
FINANCIAL SERVICES--(2.0%)
   First Marblehead Corp., (The)*                       (19,600)       (875,140)
   Harris & Harris Group, Inc.                          (34,100)       (437,844)

                             ROBECO INVESTMENT FUNDS
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

   LaBranche & Co., Inc.*                              (104,700)  $    (578,991)
   Ladenburg Thalmann Financial Services, Inc.*              (1)              0
   NextCard, Inc.*                                     (128,500)         (4,498)
   W.P. Stewart & Co. Ltd.                              (15,840)       (341,510)
                                                                  -------------
                                                                     (2,237,983)
                                                                  -------------
FOODS--(1.2%)
   Great Atlantic & Pacific Tea Company,
       Inc., (The)*                                     (21,000)       (523,530)
   Hansen Natural Corp.*                                 (4,200)       (313,068)
   Wimm-Bill-Dann Foods OJSC - ADR*                     (25,530)       (494,006)
                                                                  -------------
                                                                     (1,330,604)
                                                                  -------------
HEALTH CARE - SERVICES--(0.8%)
   CPC of America, Inc.*                                 (4,560)       (125,354)
   Eclipsys Corp.*                                      (24,700)       (331,474)
   Hythiam, Inc.*                                        (9,200)        (53,176)
   TriZetto Group, Inc., (The)*                         (27,300)       (378,924)
                                                                  -------------
                                                                       (888,928)
                                                                  -------------
INDUSTRIAL EQUIPMENT & SUPPLIES--(0.3%)
   Sun Hydraulics Corp.                                 (10,700)       (395,044)
                                                                  -------------
INTERNET SERVICES--(2.5%)
   724 Solutions, Inc.*                                 (15,300)       (137,853)
   aQuantive, Inc.*                                     (25,900)       (398,601)
   ClickSoftware Technologies Ltd.*                     (54,900)        (96,075)
   Concur Technologies, Inc.*                           (27,400)       (262,766)
   GuruNet Corp.*                                       (16,775)       (205,494)
   i2 Technologies, Inc.*                               (10,855)        (84,940)
   INTAC International, Inc.*                            (4,175)        (25,259)
   Interliant, Inc.*                                       (600)              0
   Marchex, Inc., Class B*                              (16,835)       (251,178)
   Overstock.com, Inc.*                                  (4,900)       (187,621)
   Provide Commerce, Inc.*                               (8,400)       (194,124)
   Sapient Corp.*                                       (51,000)       (428,400)
   Travelzoo, Inc.*                                      (6,015)       (197,954)
   WebSideStory, Inc.*                                  (20,700)       (237,015)
   WorldGate Communications, Inc.*                      (28,595)       (144,719)
                                                                  -------------
                                                                     (2,851,999)
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

LEISURE & LODGING--(1.3%)
   Aldila, Inc.                                         (14,345)  $    (333,378)
   Gaming Partners International Corp.*                 (18,370)       (277,387)
   Great Wolf Resorts, Inc.*                            (16,500)       (363,660)
   Lakes Entertainment, Inc.*                           (12,300)       (152,889)
   Wynn Resorts Ltd.*                                    (9,000)       (421,650)
                                                                  -------------
                                                                     (1,548,964)
                                                                  -------------
MACHINERY--(0.8%)
   Middleby Corp., (The)                                (10,295)       (568,284)
   SureBeam Corp., Class A*                            (111,800)         (1,006)
   TurboChef Technologies, Inc.*                        (35,233)       (391,087)
                                                                  -------------
                                                                       (960,377)
                                                                  -------------
MANUFACTURING--(1.2%)
   Charles & Colvard Ltd.*                              (36,800)       (744,096)
   Foamex International, Inc.*                          (46,400)        (70,992)
   Imax Corp.*                                          (28,400)       (271,504)
   Nanophase Technologies Corp.*                        (47,000)       (306,440)
                                                                  -------------
                                                                     (1,393,032)
                                                                  -------------
MEDIA & ENTERTAINMENT--(1.0%)
   CKX, Inc.*                                           (19,665)       (519,156)
   Martha Stewart Living Omnimedia, Inc.,
       Class A*                                         (22,930)       (593,887)
                                                                  -------------
                                                                     (1,113,043)
                                                                  -------------
MEDICAL EQUIPMENT AND SUPPLIES--(3.4%)
   Abaxis, Inc.*                                        (37,560)       (392,502)
   Advanced Medical Optics, Inc.*                        (8,500)       (328,185)
   BriteSmile, Inc.*                                    (17,325)        (60,638)
   Conceptus, Inc.*                                     (29,950)       (159,634)
   Digene Corp.*                                         (8,790)       (221,156)
   Isonics Corp.*                                       (20,740)        (64,294)
   Laserscope*                                           (5,700)       (196,251)
   Luminex Corp.*                                       (25,400)       (252,984)
   Microvision, Inc.*                                   (57,130)       (369,631)
   Penwest Pharmaceuticals Co.*                         (22,540)       (272,283)
   Schick Technologies, Inc.*                           (15,700)       (299,870)
   Stereotaxis, Inc.*                                   (28,000)       (219,800)
   ThermoGenesis Corp.*                                 (66,810)       (267,908)
   TriPath Imaging, Inc.                                (24,200)       (207,878)

                             ROBECO INVESTMENT FUNDS
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

   Vision-Sciences, Inc.*                               (66,440)  $    (178,724)
   Zila, Inc.*                                         (134,388)       (389,725)
                                                                  -------------
                                                                     (3,881,463)
                                                                  -------------
METALS & MINING--(0.5%)
   Dynamic Materials Corp.*                             (14,325)       (627,435)
                                                                  -------------
OIL & GAS - EXPLORATION--(0.1%)
   Gasco Energy, Inc.*                                  (43,400)       (137,144)
                                                                  -------------
OIL & GAS - REFINING & MARKETING--(0.2%)
   SulphCo, Inc.*                                       (67,075)       (248,178)
                                                                  -------------
PHARMACEUTICALS & BIOTECHNOLOGY--(1.5%)
   Compugen Ltd.*                                       (12,155)        (39,747)
   Geron Corp.*                                         (22,900)       (183,200)
   Immtech International, Inc.*                         (22,010)       (279,967)
   Ista Pharmaceuticals, Inc.*                          (23,900)       (189,288)
   Northfield Laboratories, Inc.*                       (17,370)       (226,852)
   Nuvelo, Inc.*                                        (23,300)       (172,886)
   Oncolytics Biotech, Inc.*                            (11,480)        (38,917)
   Progenics Pharmaceuticals, Inc.*                     (13,300)       (266,000)
   RegeneRX Biopharmaceuticals, Inc.*                    (1,500)         (4,470)
   Star Scientific, Inc.*                               (36,815)       (213,527)
   Tapestry Pharmaceuticals, Inc.*                      (94,100)        (52,696)
                                                                  -------------
                                                                     (1,667,550)
                                                                  -------------
REAL ESTATE--(0.6%)
   MortgageIT Holdings, Inc. (REIT)                     (12,100)       (205,095)
   ZipRealty, Inc.*                                     (38,620)       (531,797)
                                                                  -------------
                                                                       (736,892)
                                                                  -------------
RESTAURANTS--(1.0%)
   Buffalo Wild Wings, Inc.*                             (7,300)       (234,695)
   Cosi, Inc.*                                          (44,700)       (240,039)
   Red Robin Gourmet Burgers, Inc.*                      (5,500)       (301,840)
   Texas Roadhouse, Inc., Class A*                      (11,300)       (346,458)
                                                                  -------------
                                                                     (1,123,032)
                                                                  -------------
RETAIL--(0.7%)
   Innovo Group, Inc.*                                  (76,800)       (450,048)
   Tuesday Morning Corp.                                (11,800)       (358,602)
                                                                  -------------
                                                                       (808,650)
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

RETAIL - FOOD & DRUG--(0.4%)
   Wild Oats Markets, Inc.*                             (36,300)  $    (408,012)
                                                                  -------------
RETAIL - HARD GOODS--(0.4%)
   REX Stores Corp.*                                    (33,700)       (471,800)
                                                                  -------------
SCHOOLS--(0.5%)
   Laureate Education, Inc.*                            (12,600)       (588,420)
                                                                  -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(1.4%)
   FormFactor, Inc.*                                     (9,800)       (254,996)
   Microsemi Corp.*                                      (6,340)       (130,794)
   Nano-Proprietary, Inc.*                              (46,685)       (114,845)
   PortalPlayer, Inc.*                                  (22,300)       (453,359)
   Rambus, Inc.*                                        (20,000)       (306,600)
   Tessera Technologies, Inc.*                          (12,100)       (356,224)
                                                                  -------------
                                                                     (1,616,818)
                                                                  -------------
TECHNOLOGY HARDWARE & EQUIPMENT--(0.8%)
   Altair Nanotechnologies, Inc.*                       (51,180)       (150,981)
   Amerityre Corp.*                                        (475)         (3,515)
   I.D. Systems, Inc.*                                  (24,100)       (360,536)
   KVH Industries, Inc.*                                (37,100)       (344,659)
   ParkerVision, Inc.*                                   (7,100)        (31,950)
                                                                  -------------
                                                                       (891,641)
                                                                  -------------
TELECOMMUNICATIONS--(1.0%)
   Choice One Communications, Inc. o*                   (37,790)             (4)
   CTC Communications Group, Inc. o*                    (98,900)            (10)
   First Avenue Networks, Inc.*                         (56,285)       (334,896)
   Level 3 Communications, Inc.*                       (101,540)       (211,203)
   Telkonet, Inc.*                                      (55,325)       (232,365)
   Vyyo, Inc.*                                          (59,640)       (368,575)
   WorldCom, Inc. - WorldCom Group o*                  (147,900)         (1,035)
                                                                  -------------
                                                                     (1,148,088)
                                                                  -------------
TELECOMMUNICATIONS EQUIPMENT--(1.7%)
   Alvarion Ltd.*                                       (20,400)       (184,824)
   Corning, Inc.*                                       (17,300)       (271,264)
   Endwave Corp.*                                       (25,705)       (926,665)
   Phazar Corp.*                                        (15,435)       (410,571)

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

   Tut Systems, Inc.*                                   (38,800)  $    (117,176)
                                                                  -------------
                                                                     (1,910,500)
                                                                  -------------
TEXTILES & APPAREL--(0.3%)
   Forward Industries, Inc.*                            (17,700)       (370,284)
                                                                  -------------
TOBACCO--(0.5%)
   Vector Group Ltd.                                    (35,720)       (612,598)
                                                                  -------------
TRANSPORT - SERVICES--(1.1%)
   Excel Maritime Carriers Ltd.*                        (16,180)       (258,071)
   Frozen Food Express Industries, Inc.*                (38,500)       (413,875)
   OMI Corp.                                            (18,300)       (353,922)
   Top Tankers,  Inc.                                   (18,100)       (288,512)
                                                                  -------------
                                                                     (1,314,380)
                                                                  -------------
TOTAL SECURITIES SOLD SHORT
      (Proceeds $49,053,223)                                        (47,896,538)
                                                                  -------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--39.1%                                              44,861,938
                                                                  -------------
NET ASSETS--100.0%                                                $ 114,779,585
                                                                  =============

*     -- Non-income producing.

o -- Security is valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

ADR   -- American Depository Receipt.

REIT  -- Real Estate Investment Trust

+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $  64,549,681
                                                  =============

      Gross unrealized appreciation               $  14,018,878
      Gross unrealized depreciation                  (8,650,912)
                                                  -------------

      Net unrealized appreciation/(depreciation)  $   5,367,966
                                                  =============

                             ROBECO INVESTMENT FUNDS
                   ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

COMMON STOCK--95.5%

AEROSPACE & DEFENSE--2.9%
  Lockheed Martin Corp.                                   2,745   $     178,123
  Northrop Grumman Corp.                                 18,900       1,053,108
                                                                  -------------
                                                                      1,231,231
                                                                  -------------
AGRICULTURE--0.7%
  Agrium, Inc.                                           16,500         311,685
                                                                  -------------
APPAREL--2.7%
  Jones Apparel Group, Inc.                              12,000         382,920
  Liz Claiborne, Inc.                                     5,462         205,098
  NIKE, Inc., Class B                                     2,500         205,500
  Reebok International Ltd.                               7,902         321,690
                                                                  -------------
                                                                      1,115,208
                                                                  -------------
BANKS - MAJOR--3.3%
  Bank of New York Co., Inc., (The)                      17,500         504,350
  Comerica, Inc.                                          9,809         548,127
  Mellon Financial Corp.                                 12,098         335,840
                                                                  -------------
                                                                      1,388,317
                                                                  -------------
BUILDING MATERIALS--0.7%
  Masco Corp.                                             9,462         302,973
                                                                  -------------
BUSINESS & PUBLIC SERVICES--0.5%
  Manpower, Inc.                                          4,900         195,167
                                                                  -------------
CHEMICALS - SPECIALTY--1.0%
  Ashland, Inc.                                           6,100         416,630
                                                                  -------------
COMPUTER EQUIPMENT & SERVICES--4.3%
  Accenture Ltd., Class A*                               23,400         544,752
  Hewlett-Packard Co.                                    18,753         422,130
  Ingram Micro, Inc., Class A*                           11,400         180,234
  Lexmark International, Inc., Class A*                   4,500         307,980
  Storage Technology Corp.*                              10,600         342,168
                                                                  -------------
                                                                      1,797,264
                                                                  -------------
COMPUTER SOFTWARE--1.9%
  BMC Software, Inc.*                                     9,874         168,056
  Microsoft Corp.                                        25,279         652,198
                                                                  -------------
                                                                        820,254
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

CONSUMER PRODUCTS--1.4%
  Procter & Gamble Co., (The)                            10,346   $     570,582
                                                                  -------------
CONTAINERS--0.7%
  Crown Holdings, Inc.*                                  19,800         294,822
                                                                  -------------
ELECTRONICS--1.9%
  Arrow Electronics, Inc.*                               19,700         550,615
  Avnet, Inc.*                                           11,300         236,396
                                                                  -------------
                                                                        787,011
                                                                  -------------
FINANCIAL SERVICES--9.2%
  Amvescap PLC- ADR                                      37,000         440,670
  Citigroup, Inc.                                        28,933       1,363,034
  Countrywide Financial Corp.                             8,206         305,017
  Fannie Mae                                              3,754         222,387
  Freddie Mac                                            14,827         964,348
  Goldman Sachs Group, Inc., (The)                        3,472         338,520
  State Street Corp.                                      4,400         211,200
                                                                  -------------
                                                                      3,845,176
                                                                  -------------
FOOD & HOUSEHOLD PRODUCTS--0.9%
  Hormel Foods Corp.                                      6,400         189,568
  Unilever NV- NY Shares                                  3,000         199,620
                                                                  -------------
                                                                        389,188
                                                                  -------------
HEALTH & PERSONAL CARE--1.0%
  Johnson & Johnson                                       6,256         419,778
                                                                  -------------
HEALTH CARE - DRUGS--4.3%
  Pfizer, Inc.                                           36,182       1,009,478
  Shire Pharmaceuticals Group PLC - ADR                  25,540         817,535
                                                                  -------------
                                                                      1,827,013
                                                                  -------------
INSURANCE - OTHER--12.1%
  ACE Ltd.                                               17,039         736,426
  Ambac Financial Group, Inc.                             5,915         426,767
  American International Group, Inc.                     10,598         588,719
  Assurant, Inc.                                          6,100         214,415
  Berkshire Hathaway, Inc., Class B*                        413       1,160,530

                             ROBECO INVESTMENT FUNDS
                   ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

INSURANCE - OTHER--(CONTINUED)
  MBIA, Inc.                                             18,836   $   1,053,497
  Nationwide Financial Services,
      Inc., Class A                                       7,744         295,666
  Radian Group, Inc.                                      6,476         297,119
  St. Paul Travelers Cos., Inc., (The)                    7,844         297,131
                                                                  -------------
                                                                      5,070,270
                                                                  -------------
LEISURE & LODGING--1.3%
  GTECH Holdings Corp.                                   19,095         539,243
                                                                  -------------
MANUFACTURING--3.8%
  Ingersoll-Rand Company Ltd., Class A                    5,300         410,273
  ITT Industries, Inc.                                    2,332         221,540
  Tyco International Ltd.                                33,223         961,141
                                                                  -------------
                                                                      1,592,954
                                                                  -------------
MEDIA & ENTERTAINMENT--3.3%
  Liberty Media Corp., Class A*                          51,644         536,581
  Time Warner, Inc.*                                     48,566         845,049
                                                                  -------------
                                                                      1,381,630
                                                                  -------------
METALS & MINING--0.9%
  Freeport-McMoRan Copper &
      Gold, Inc., Class B                                10,427         368,073
                                                                  -------------
OFFICE EQUIPMENT & SUPPLIES--1.5%
  Xerox Corp.*                                           45,724         620,475
                                                                  -------------
OIL & GAS - EXPLORATION--1.0%
  EOG Resources, Inc.                                     8,700         434,043
                                                                  -------------
OIL & GAS - INTEGRATED MAJORS--5.4%
  Chevron Corp.                                          18,216         979,656
  Exxon Mobil Corp.                                      12,914         725,767
  Petroleo Brasileiro S.A. - ADR                         12,346         582,731
                                                                  -------------
                                                                      2,288,154
                                                                  -------------
OIL & GAS - REFINING & MARKETING--4.0%
  Marathon Oil Corp.                                     21,810       1,057,567
  Premcor, Inc.                                           8,915         605,061
                                                                  -------------
                                                                      1,662,628
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

OIL SERVICES--2.2%
  Diamond Offshore Drilling, Inc.                         4,300   $     203,175
  Transocean, Inc.*                                      14,715         732,954
                                                                  -------------
                                                                        936,129
                                                                  -------------
PRINTING SERVICES--1.0%
  R. R. Donnelley & Sons Co.                             12,100         402,325
                                                                  -------------
REAL ESTATE--0.6%
  CB Richard Ellis Group, Inc., Class A*                  6,900         265,374
                                                                  -------------
RESTAURANTS--0.7%
  McDonald's Corp.                                       10,061         311,287
                                                                  -------------
RETAIL - HARD GOODS--4.0%
  J.C. Penney Company, Inc. (Holding Co.)                11,500         572,240
  Nordstrom, Inc.                                         6,200         378,448
  Office Depot, Inc.*                                    10,292         202,958
  OfficeMax, Inc.                                         6,600         200,310
  RadioShack Corp.                                       13,505         339,786
                                                                  -------------
                                                                      1,693,742
                                                                  -------------
RETAIL - SOFT GOODS--1.5%
  Claire's Stores, Inc.                                   9,500         224,010
  Federated Department Stores, Inc.                       3,200         215,840
  Gap, Inc., (The)                                        9,500         199,500
                                                                  -------------
                                                                        639,350
                                                                  -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.1%
  Freescale Semiconductor, Inc., Class A*                22,594         456,399
                                                                  -------------
TELECOMMUNICATIONS--5.6%
  BellSouth Corp.                                        11,100         297,036
  Nextel Communications, Inc., Class A*                  23,286         702,771
  SBC Communications, Inc.                               30,000         701,400
  Vodafone Group PLC - ADR                               25,326         637,709
                                                                  -------------
                                                                      2,338,916
                                                                  -------------
TELECOMMUNICATIONS EQUIPMENT--3.9%
  Motorola, Inc.                                         33,300         578,421

                             ROBECO INVESTMENT FUNDS
                   ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

TELECOMMUNICATIONS EQUIPMENT--(CONTINUED)
  Nokia Oyj - ADR                                        25,938   $     437,315
  Scientific-Atlanta, Inc.                               18,700         622,710
                                                                  -------------
                                                                      1,638,446
                                                                  -------------
TOBACCO--2.3%
  Altria Group, Inc.                                      7,692         516,441
  UST, Inc.                                              10,023         446,625
                                                                  -------------
                                                                        963,066
                                                                  -------------
TRAVEL SERVICES--0.9%
  Sabre Holdings Corp., Class A                          19,500         391,365
                                                                  -------------
UTILITIES - ELECTRIC--1.0%
  Scottish Power PLC - ADR                               12,266         414,223
                                                                  -------------
TOTAL COMMON STOCK
     (Cost $35,749,939)                                              40,120,391
                                                                  -------------
SHORT TERM INVESTMENTS--4.8%

  PNC Bank Money Market Deposit Account
       2.690% 06/01/05                                2,003,782       2,003,782
TOTAL SHORT TERM INVESTMENTS
     (Cost $2,003,782)                                                2,003,782
                                                                  -------------
TOTAL INVESTMENTS--100.3%
     (COST $37,753,721)**                                            42,124,173
                                                                  -------------
LIABILITIES IN EXCESS OF
     OTHER ASSETS--(0.3)%                                              (117,997)
                                                                  -------------
NET ASSETS--100.0%                                                $  42,006,176
                                                                  =============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $  37,860,116
                                                  =============

      Gross unrealized appreciation               $   4,948,579
      Gross unrealized depreciation                    (684,522)
                                                  -------------

      Net unrealized appreciation/(depreciation)  $   4,264,057
                                                  =============

                             ROBECO INVESTMENT FUNDS
                    ROBECO BOSTON PARTNERS MID CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES       VALUE
                                                      ----------   ------------
COMMON STOCK--93.6%

ADVERTISING--0.9%
   Lamar Advertising Co., Class A*                        12,205   $    510,413
                                                                   ------------
AGRICULTURE--1.2%
   UAP Holding Corp.                                      45,600        663,480
                                                                   ------------
APPAREL--7.5%
   Finish Line, Inc., (The), Class A                      43,900        874,488
   Foot Locker, Inc.                                      25,300        668,173
   Jones Apparel Group, Inc.                              23,800        759,458
   Polo Ralph Lauren Corp.                                20,500        794,375
   Reebok International Ltd.                              16,100        655,431
   V. F. Corp.                                             6,000        338,580
                                                                   ------------
                                                                      4,090,505
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--0.9%
   Lear Corp.                                             12,400        467,480
                                                                   ------------
BANKS - MAJOR--0.9%
   UMB Financial Corp.                                     8,500        473,450
                                                                   ------------
BROADCASTING--0.3%
   Hearst-Argyle Television, Inc., Class A                 6,500        162,240
                                                                   ------------
BUSINESS & PUBLIC SERVICES--3.1%
   BearingPoint, Inc.*                                    23,815        155,988
   Bowne & Co., Inc.                                      59,700        791,025
   Manpower, Inc.                                         17,100        681,093
   Spherion Corp.*                                        10,700         58,529
                                                                   ------------
                                                                      1,686,635
                                                                   ------------
CHEMICALS - COMMODITY--0.5%
   Georgia Gulf Corp.*                                     9,100        289,198
                                                                   ------------
CHEMICALS - SPECIALTY--0.3%
   Spartech Corp.                                          9,000        182,070
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--5.7%
   BISYS Group, Inc., (The)*                              52,800        807,840
   DST Systems, Inc.*                                      7,000        338,520
   Imation Corp.                                          21,300        804,288
   Ingram Micro, Inc., Class A*                           38,600        610,266

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                      ----------   ------------

COMPUTER EQUIPMENT & SERVICES--(CONTINUED)
   Storage Technology Corp.*                              17,100   $    551,988
                                                                   ------------
                                                                      3,112,902
                                                                   ------------
COMPUTER SOFTWARE--1.3%
   McAfee, Inc.*                                          15,987        458,507
   Sybase, Inc.*                                          12,445        253,878
                                                                   ------------
                                                                        712,385
                                                                   ------------
CONTAINERS--1.2%
   Sealed Air Corp.*                                      12,500        647,375
                                                                   ------------
ELECTRONICS--4.1%
   AMIS Holdings, Inc.*                                   16,600        199,200
   Amphenol Corp., Class A                                 7,500        317,925
   Arrow Electronics, Inc.*                               34,500        964,275
   Avnet, Inc.*                                           23,100        483,252
   Diebold, Inc.                                           5,500        275,330
                                                                   ------------
                                                                      2,239,982
                                                                   ------------
ENGINEERING & CONSTRUCTION--1.3%
   Dycom Industries, Inc.*                                34,900        685,436
                                                                   ------------
FINANCIAL SERVICES--4.5%
   A.G. Edwards, Inc.                                     14,700        607,257
   Affiliated Managers Group, Inc.*                        9,450        630,315
   Student Loan Corp., (The)                                 600        128,778
   TNS, Inc.*                                             19,000        415,720
   Westcorp                                               13,400        649,096
                                                                   ------------
                                                                      2,431,166
                                                                   ------------
FOODS--3.4%
   Bunge Ltd.                                              6,200        384,648
   NBTY, Inc.*                                            18,500        411,440
   Performance Food Group Co.*                            15,000        405,900
   Smithfield Foods, Inc.*                                21,300        635,379
                                                                   ------------
                                                                      1,837,367
                                                                   ------------
HEALTH CARE - DRUGS--1.0%
   Hospira, Inc.*                                         14,900        567,392
                                                                   ------------
HEALTH CARE - SERVICES--4.8%
   Apria Healthcare Group, Inc.*                          26,405        831,758
   Express Scripts, Inc.*                                  4,900        452,711

                             ROBECO INVESTMENT FUNDS
                    ROBECO BOSTON PARTNERS MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES       VALUE
                                                      ----------   ------------

HEALTH CARE - SERVICES--(CONTINUED)
   LifePoint Hospitals, Inc.*                             11,900   $    535,262
   Lincare Holdings, Inc.*                                 6,100        268,156
   Manor Care, Inc.                                        9,000        349,740
   WellChoice, Inc.*                                       2,500        142,750
                                                                   ------------
                                                                      2,580,377
                                                                   ------------
HEALTH CARE - SUPPLIES--0.4%
   C.R. Bard, Inc.                                         2,800        191,100
                                                                   ------------
INSURANCE - LIFE--0.4%
   Conseco, Inc.*                                          9,500        190,000
                                                                   ------------
INSURANCE - OTHER--10.7%
   Allmerica Financial Corp.*                             13,170        459,896
   Assurant, Inc.                                         10,300        362,045
   Assured Guaranty Ltd.                                  45,400        932,970
   Bristol West Holdings, Inc.                            45,000        778,500
   Max Re Capital Ltd.                                     9,600        212,256
   MBIA, Inc.                                              6,300        352,359
   Platinum Underwriters Holdings Ltd.                     8,100        246,240
   PMI Group, Inc., (The)                                 13,500        510,300
   Radian Group, Inc.                                     22,000      1,009,360
   Scottish Re Group Ltd.                                 26,400        617,232
   White Mountains Insurance Group Ltd.                      155        102,998
   Willis Group Holdings Ltd.                              6,300        215,901
                                                                   ------------
                                                                      5,800,057
                                                                   ------------
INTERNET SERVICES--2.0%
   EarthLink, Inc.*                                       25,100        266,311
   United Online, Inc.                                    64,300        832,042
                                                                   ------------
                                                                      1,098,353
                                                                   ------------
LEISURE & LODGING--3.6%
   Argosy Gaming Co.*                                      6,400        296,768
   GTECH Holdings Corp.                                   42,100      1,188,904
   Hilton Hotels Corp.                                    19,500        472,485
                                                                   ------------
                                                                      1,958,157
                                                                   ------------
MACHINERY--3.1%
   Terex Corp.*                                           19,820        783,287

                                                        NUMBER
                                                      OF SHARES       VALUE
                                                      ----------   ------------

MACHINERY--(CONTINUED)
   W.W. Grainger, Inc.                                    16,495   $    897,163
                                                                   ------------
                                                                      1,680,450
                                                                   ------------
MANUFACTURING--4.1%
   Dover Corp.                                            10,300        390,061
   Federal Signal Corp.                                   57,800        903,414
   ITT Industries, Inc.                                    4,100        389,500
   Pall Corp.                                             19,000        554,610
                                                                   ------------
                                                                      2,237,585
                                                                   ------------
MARKETING--1.3%
   Nu Skin Enterprises, Inc., Class A                     31,900        720,621
                                                                   ------------
MEDIA--1.5%
   Media General, Inc., Class A                            3,600        219,960
   Meredith Corp.                                         11,500        570,400
                                                                   ------------
                                                                        790,360
                                                                   ------------
OIL & GAS - EXPLORATION--2.3%
   Pogo Producing Co.                                      9,200        454,848
   Vintage Petroleum, Inc.                                27,800        767,836
                                                                   ------------
                                                                      1,222,684
                                                                   ------------
OIL SERVICES--2.8%
   Diamond Offshore Drilling, Inc.                        10,000        472,500
   ENSCO International, Inc.                              24,000        799,200
   Nabors Industries Ltd.*                                 4,100        225,951
                                                                   ------------
                                                                      1,497,651
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--1.6%
   Neenah Paper, Inc.                                     29,300        876,949
                                                                   ------------
PUBLISHING--1.0%
   Valassis Communications, Inc.*                         15,000        520,350
                                                                   ------------
REAL ESTATE--2.0%
   American Financial Realty Trust (REIT)                 23,800        365,330
   Maguire Properties, Inc. (REIT)                        10,425        272,614
   Ventas, Inc. (REIT)                                    15,925        454,499
                                                                   ------------
                                                                      1,092,443
                                                                   ------------
RETAIL - HARD GOODS--6.8%
   Claire's Stores, Inc.                                  35,900        846,522

                             ROBECO INVESTMENT FUNDS
                    ROBECO BOSTON PARTNERS MID CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ----------   ------------

RETAIL - HARD GOODS--(CONTINUED)
   Electronics Boutique Holdings Corp.*                    5,300   $    314,343
   Fossil, Inc.*                                          20,100        429,135
   GameStop Corp., Class A*                               24,700        720,252
   Michaels Stores, Inc.                                  20,300        854,833
   OfficeMax, Inc.                                        17,700        537,195
                                                                   ------------
                                                                      3,702,280
                                                                   ------------
SAVINGS & LOANS--0.3%
   People's Bank                                           6,000        169,860
                                                                   ------------
TELECOMMUNICATIONS--1.5%
   CenturyTel, Inc.                                       24,600        806,634
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--0.8%
   Scientific-Atlanta, Inc.                               13,300        442,890
                                                                   ------------
TOBACCO--0.4%
   Loews Corp. - Carolina Group                            7,400        221,112
                                                                   ------------
TRANSPORT - SERVICES--0.8%
   Laidlaw International, Inc.*                           19,500        433,680
                                                                   ------------
TRAVEL SERVICES--1.0%
   Sabre Holdings Corp., Class A                          26,900        539,883
                                                                   ------------
UTILITIES - ELECTRIC--2.3%
   Constellation Energy Group, Inc.                        3,200        171,040
   NSTAR                                                   4,900        286,846
   Sierra Pacific Resources*                              66,100        789,895
                                                                   ------------
                                                                      1,247,781
                                                                   ------------
TOTAL COMMON STOCK
      (Cost $42,647,335)                                             50,780,733
                                                                   ------------
INVESTMENT COMPANIES--1.8%

FINANCIAL SERVICES--1.8%
   Apollo Investment Corp.                                58,988        966,813
                                                                   ------------
TOTAL INVESTMENT COMPANIES
      (Cost $866,988)                                                   966,813
                                                                   ------------
SHORT-TERM INVESTMENTS--5.5%

SHORT-TERM INVESTMENTS--5.5%
   PNC Bank Money Market Deposit
       Account 2.690% 06/01/05                         2,986,068      2,986,068
                                                                   ------------

                                                        NUMBER
                                                      OF SHARES       VALUE
                                                      ----------   ------------

TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,986,068)                                               2,986,068
                                                                   ------------
TOTAL INVESTMENTS--100.9%
      (COST $46,500,391)**                                           54,733,614
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.9)%                          (473,172)
                                                                   ------------
NET ASSETS--100.0%                                                 $ 54,260,442
                                                                   ============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

REIT  -- Real Estate Investment Trust

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                               $ 46,700,190
                                                                   ============

      Gross unrealized appreciation                                $  9,016,275
      Gross unrealized depreciation                                    (982,851)
                                                                   ------------

      Net unrealized appreciation/(depreciation)                   $  8,033,424
                                                                   ============

                             ROBECO INVESTMENT FUNDS
                    ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

COMMON STOCK--92.5%

AIRLINES--0.3%
  ExpressJet Holdings, Inc.*                              3,410   $      29,428
                                                                  -------------
APPAREL--5.4%
  Abercrombie & Fitch Co., Class A                        2,065         118,386
  Jones Apparel Group, Inc.                               2,555          81,530
  Liz Claiborne, Inc.                                     2,490          93,500
  Polo Ralph Lauren Corp.                                 1,390          53,863
  Reebok International Ltd.                               2,555         104,014
  V. F. Corp.                                             1,275          71,948
                                                                  -------------
                                                                        523,241
                                                                  -------------
BEVERAGES--0.7%
  Constellation Brands, Inc., Class A*                    2,325          64,658
                                                                  -------------
CHEMICALS - SPECIALTY--1.0%
  Ashland, Inc.                                           1,360          92,888
                                                                  -------------
COMPUTER EQUIPMENT & SERVICES--2.1%
  Global Payments, Inc.                                     775          53,707
  Hewlett-Packard Co.                                     4,055          91,278
  Storage Technology Corp.*                               1,795          57,943
                                                                  -------------
                                                                        202,928
                                                                  -------------
COMPUTER SOFTWARE--1.2%
  Geac Computer Corp. Ltd.*                               3,320          28,452
  Microsoft Corp.                                         3,390          87,462
                                                                  -------------
                                                                        115,914
                                                                  -------------
CONSUMER NON-CYCLICAL--1.0%
  Blyth, Inc.                                             2,030          57,530
  National Presto Industries, Inc.                          955          40,922
                                                                  -------------
                                                                         98,452
                                                                  -------------
DISTRIBUTION--0.5%
  Watsco, Inc.                                            1,205          53,249
                                                                  -------------
DIVERSIFIED OPERATION--3.6%
  Leucadia National Corp.                                 1,080          43,081
  Loews Corp.                                             4,010         301,953
                                                                  -------------
                                                                        345,034
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

ELECTRONIC COMPONENTS & INSTRUMENTS--0.3%
  Bel Fuse, Inc., Class B                                   835   $      24,966
                                                                  -------------
ELECTRONICS--0.4%
  Amphenol Corp., Class A                                   940          39,847
                                                                  -------------
FINANCE--0.2%
  Peoples Choice Financial Corp. 144A                     1,640          16,400
                                                                  -------------
FINANCIAL SERVICES--5.2%
  BKF Capital Group, Inc.                                   895          32,488
  Citigroup, Inc.                                           298          14,039
  Countrywide Financial Corp.                             2,549          94,746
  Deluxe Corp.                                            1,760          71,122
  Fannie Mae                                              1,445          85,602
  Freddie Mac                                             3,100         201,624
  MCG Capital Corp.                                         455           7,280
                                                                  -------------
                                                                        506,901
                                                                  -------------
FOOD & HOUSEHOLD PRODUCTS--0.6%
  Unilever NV- NY Shares                                    830          55,228
                                                                  -------------
FOODS--0.4%
  Nestle S.A. - ADR                                         665          43,866
                                                                  -------------
HEALTH & PERSONAL CARE--0.4%
  Johnson & Johnson                                         640          42,944
                                                                  -------------
HEALTH CARE - BIOTECH--0.3%
  Transkaryotic Therapies, Inc.*                            825          28,042
                                                                  -------------
HEALTH CARE - DRUGS--4.7%
  Bristol-Myers Squibb Co. *                              2,195          55,665
  Pfizer, Inc.                                           10,996         306,789
  Shire Pharmaceuticals Group PLC - ADR                   2,825          90,428
                                                                  -------------
                                                                        452,882
                                                                  -------------
HEALTH CARE - SERVICES--2.9%
  Lincare Holdings, Inc.*                                 2,150          94,514
  Renal Care Group, Inc.*                                 4,055         187,503
                                                                  -------------
                                                                        282,017
                                                                  -------------

                             ROBECO INVESTMENT FUNDS
                    ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

HEALTH CARE - SUPPLIES--1.8%
  Becton, Dickinson and Co.                               1,880    $    108,006
  C.R. Bard, Inc.                                         1,045          71,321
                                                                  -------------
                                                                        179,327
                                                                  -------------
INSURANCE - LIFE--0.9%
  Scottish Re Group Ltd.                                  3,905          91,299
                                                                  -------------
INSURANCE - OTHER--21.5%
  ACE Ltd.                                                7,165         309,671
  Alleghany Corp.*                                          622         174,316
  Allmerica Financial Corp.*                              2,610          91,141
  American International Group, Inc.                      1,750          97,212
  Assurant, Inc.                                          2,440          85,766
  Assured Guaranty Ltd.                                   5,568         114,422
  Everest Re Group Ltd.                                     555          49,667
  IPC Holdings Ltd.                                       3,150         120,424
  MBIA, Inc.                                              5,340         298,666
  Merchants Group, Inc.                                      95           2,385
  Millea Holdings, Inc. - ADR                               390          25,908
  National Atlantic Holdings Corp., Class A*              2,315          26,345
  PartnerRe Ltd.                                            925          61,115
  Quanta Capital Holdings Ltd.*                          11,910          73,842
  Radian Group, Inc.                                      2,215         101,624
  Specialty Underwriters' Alliance, Inc.*                 1,825          14,399
  St. Paul Travelers Cos., Inc., (The)                    1,345          50,949
  Wesco Financial Corp.                                     240          85,987
  White Mountains Insurance Group Ltd.                      385         255,833
  Willis Group Holdings Ltd.                              1,290          44,208
                                                                  -------------
                                                                      2,083,880
                                                                  -------------
INTERNET SERVICES, INC.--0.5%
  DoubleClick, Inc.*                                      6,250          51,438
                                                                  -------------
LEISURE & LODGING--1.5%
  GTECH Holdings Corp.                                    5,115         144,448
                                                                  -------------
MANUFACTURING--2.0%
  Lancaster Colony Corp.                                  1,490          65,470

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

MANUFACTURING--(CONTINUED)
  Makita Corp. - ADR                                      4,800   $      94,080
  Tyco International Ltd.                                 1,320          38,188
                                                                  -------------
                                                                        197,738
                                                                  -------------
MARKETING--0.3%
  FTD Group, Inc.*                                        2,385          25,520
                                                                  -------------
MEDIA & ENTERTAINMENT--2.1%
  4Kids Entertainment, Inc.*                              1,120          21,280
  GameStop Corp., Class B*                                1,194          32,047
  Liberty Global, Inc., Class A*                          1,659          69,529
  Liberty Media Corp., Class A*                           7,424          77,135
                                                                  -------------
                                                                        199,991
                                                                  -------------
MEDICAL EQUIPMENT AND SUPPLIES--0.4%
  STERIS Corp.                                            1,510          36,542
                                                                  -------------
OFFICE EQUIPMENT & SUPPLIES--0.7%
  OfficeMax, Inc.                                         2,365          71,778
                                                                  -------------
OIL & GAS - EXPLORATION--4.6%
  Anadarko Petroleum Corp.                                2,325         176,002
  Burlington Resources, Inc.                              1,525          77,287
  EOG Resources, Inc.                                     2,095         104,520
  Kerr-McGee Corp.                                          823          60,787
  Mariner Energy, Inc. 144A*                              1,875          26,250
                                                                  -------------
                                                                        444,846
                                                                  -------------
OIL & GAS - INTEGRATED MAJORS--5.4%
  Eni S.p.A. - ADR                                          705          90,437
  Marathon Oil Corp.                                        880          42,671
  Occidental Petroleum Corp.                              2,900         212,019
  Petroleo Brasileiro S.A. - ADR                          2,130         100,536
  Royal Dutch Petroleum Co. - ADR                         1,420          83,184
                                                                  -------------
                                                                        528,847
                                                                  -------------
REAL ESTATE--4.4%
  American Financial Realty Trust (REIT)                  8,655         132,854
  Ashford Hospitality Trust (REIT)                        2,355          23,456
  Consolidated-Tomoka Land Co.                              585          44,899
  Diamondrock Hospitality Co. 144A (REIT)*                2,070          21,942

                             ROBECO INVESTMENT FUNDS
                    ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

REAL ESTATE--(CONTINUED)
  Fieldstone Investment Corp. (REIT)                        145   $       1,937
  Fieldstone Investment Corp. 144A (REIT)                 1,175          15,698
  Friedman, Billings, Ramsey Group, Inc.,
    Class A (REIT)                                          935          12,202
  KKR Financial Corp. 144A (REIT)                         1,580          16,195
  Luminent Mortgage Capital, Inc. 144A (REIT)               685           7,200
  Luminent Mortgage Capital, Inc. (REIT)                  1,235          12,980
  Medical Property Trust, Inc. 144A (REIT)                2,225          22,361
  National Health Investors, Inc. (REIT)                  2,075          55,340
  Provident Senior Living Trust 144A (REIT)               1,725          34,500
  Saxon Capital, Inc. (REIT)*                               755          12,782
  Taberna Realty Finance Trust 144A (REIT) *              1,665          16,650
                                                                  -------------
                                                                        430,996
                                                                  -------------
RETAIL - HARD GOODS--2.5%
  Barnes & Noble, Inc.*                                   1,855          70,212
  Borders Group, Inc.                                     2,090          52,856
  Claire's Stores, Inc.                                   4,280         100,922
  Home Depot, Inc., (The)                                   565          22,233
                                                                  -------------
                                                                        246,223
                                                                  -------------
SERVICES - BUSINESS--1.9%
  Dun & Bradstreet Corp., (The)*                          1,075          66,048
  Harland (John H.) Co.                                   3,035         114,328
                                                                  -------------
                                                                        180,376
                                                                  -------------
TELECOMMUNICATIONS--1.7%
  CenturyTel, Inc.                                        1,290          42,299
  Vodafone Group PLC - ADR                                1,790          45,072
  West Corp.*                                             2,350          82,579
                                                                  -------------
                                                                        169,950
                                                                  -------------
TELECOMMUNICATIONS EQUIPMENT--2.6%
  Motorola, Inc.                                          9,125         158,501

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

TELECOMMUNICATIONS EQUIPMENT--(CONTINUED)
  Nokia Oyj - ADR                                         5,700   $      96,102
                                                                  -------------
                                                                        254,603
                                                                  -------------
TOBACCO--3.6%
  Universal Corp.                                         1,420          63,048
  UST, Inc.                                               6,460         287,858
                                                                  -------------
                                                                        350,906
                                                                  -------------
TRAVEL SERVICES--0.5%
  Sabre Holdings Corp., Class A                           2,210          44,355
                                                                  -------------
UTILITIES - ELECTRIC--2.4%
  Korea Electric Power Corp. (KEPCO) - ADR                7,510         111,824
  Sierra Pacific Resources*                              10,390         124,160
                                                                  -------------
                                                                        235,984
                                                                  -------------
TOTAL COMMON STOCK
     (Cost $7,567,970)                                                8,987,932
                                                                  -------------

PREFERRED STOCK--1.5%

BUILDING & CONSTRUCTION--0.5%
  Fleetwood Capital Trust 6.0% 02/15/28 $51.12            1,035          45,411
                                                                  -------------
FOODS--0.1%
  Constellation Brands, Inc. 5.75% 09/01/06                 290          12,035
                                                                  -------------
INSURANCE - OTHER--0.7%
  Hartford Financial Services Group, Inc.,
    (The) 7.00% 8/16/06                                     240          16,466
  Scottish Re Group 5.875% 05/21/07                         360           9,848
  UnumProvident Corp. 8.25% 5/15/06                       1,140          41,040
                                                                  -------------
                                                                         67,354
                                                                  -------------
OFFICE EQUIPMENT & SUPPLIES--0.2%
  Xerox Corp. 6.25% 07/01/06                                140          16,660
                                                                  -------------
TOTAL PREFERRED STOCK
     (Cost $118,833)                                                    141,460
                                                                  -------------

                             ROBECO INVESTMENT FUNDS
                    ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                  -------------   -------------
CORPORATE BONDS--0.5%

  Sierra Pacific Resources144A
     7.25% 02/14/10                                          19   $      52,606
                                                                  -------------
TOTAL CORPORATE BONDS
   (Cost $19,272)                                                        52,606
                                                                  -------------
INVESTMENT COMPANY--0.7%

  Apollo Investment Corp.                                 3,925          64,331
  Morgan Stanley Asia-Pacific Fund, Inc.                    540           6,804
                                                                  -------------
TOTAL INVESTMENT COMPANY
   (Cost $63,749)                                                        71,135
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

SHORT TERM INVESTMENTS--5.1%

  PNC Bank Money Market Deposit Account
     0.0%                                               492,207         492,207
                                                                  -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $492,207)                                                      492,207
                                                                  -------------
OPTIONS--(0.5%)

  GTECH Holdings Corp. Call Option Expires
     01/21/06 $23.50                                        (22)        (12,320)
  MBIA, Inc. Call Option Expires
     01/24/06 $50.00                                        (10)         (9,792)
  Motorola, Inc. Call Option Expires
     01/21/06 $15.00                                        (32)        (10,426)
  Nokia Oyj - ADR Call Option
     Expires 07/15/05 $12.50                                (25)        (11,016)
  Nokia Oyj - ADR Call Option
     Expires 07/16/05 $13.75                                (32)        (10,153)
                                                                  -------------
TOTAL OPTIONS
   (Cost $(31,430))                                                     (53,707)
                                                                  -------------
TOTAL INVESTMENTS--99.8%
   (COST $8,230,601)**                                                9,691,633
                                                                  -------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                                                  21,068
                                                                  -------------
NET ASSETS--100.0%                                                $   9,712,701
                                                                  =============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2005, these securities amounted to 2.37% of net assets.

REIT  -- Real Estate Investment Trust

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $   8,239,433
                                                  =============

      Gross unrealized appreciation               $   1,592,937
      Gross unrealized depreciation                    (140,737)
                                                  -------------

      Net unrealized appreciation/(depreciation)  $   1,452,200
                                                  =============

                             ROBECO INVESTMENT FUNDS
                        ROBECO WPG LARGE CAP GROWTH FUND
                            Portfolio of Investments
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                  NUMBER
                                                OF SHARES           VALUE
                                               -----------      -------------

COMMON STOCK--99.4%

AEROSPACE/DEFENSE--0.9%
    General Dynamics Corp.                           1,900      $     205,162
                                                                -------------
BANKS - MAJOR--1.0%
    Goldman Sachs Group, Inc., (The)                 2,200            214,500
                                                                -------------
BROADCASTING--2.1%
    Walt Disney Co. (The)                           16,800            460,992
                                                                -------------
CAPITAL GOODS--0.9%
    Deere & Co.                                      2,900            191,835
                                                                -------------
COMPUTER EQUIPMENT & SERVICES--8.4%
    Allstate Corp. (The)                             5,600            325,920
    Apple Computer, Inc.*                            8,000            317,680
    BMC Software, Inc.*                             17,900            304,658
    Cisco Systems, Inc.*                            23,200            449,616
    International Business Machines Corp.            5,400            407,970
                                                                -------------
                                                                    1,805,844
                                                                -------------
CONSTRUCTION & HOUSING--1.5%
    Centex Corp.                                     5,000            327,400
                                                                -------------
CONSUMER CYCLICAL SERVICES--10.2%
    Black & Decker Corp. (The)                       1,900            165,908
    Coach, Inc.*                                    15,400            447,216
    Home Depot, Inc., (The)                         22,100            869,635
    Monsanto Co.                                     8,700            495,900
    Wal Mart Stores, Inc.                            4,700            221,981
                                                                -------------
                                                                    2,200,640
                                                                -------------
CONSUMER NON-CYCLICAL--6.0%
    Avon Products, Inc.                              8,300            329,842
    Gillette Co. (The)                               9,700            511,578
    Pepsi Bottling Group, Inc. (The)                 9,500            269,515
    Procter & Gamble Co., (The)                      3,500            193,025
                                                                -------------
                                                                    1,303,960
                                                                -------------
ENERGY--1.9%
    Noble Energy, Inc.                              5,400             401,598
                                                                -------------

                                                 NUMBER
                                                OF SHARES          VALUE
                                               -----------      -------------

FINANCIAL SERVICES--6.7%
    American Express Co.                             8,700      $     468,495
    American International Group, Inc.               3,300            183,315
    Capital One Financial Corp.                      5,400            407,160
    Countrywide Financial Corp.                      6,300            234,171
    Genworth Financial, Inc., Class A                5,500            159,445
                                                                -------------
                                                                    1,452,586
                                                                -------------
FOODS--3.8%
    Altria Group, Inc.                               3,200            214,848
    Hershey Co. (The)                                5,400            346,734
    SUPERVALU, Inc.                                  7,700            252,252
                                                                -------------
                                                                      813,834
                                                                -------------
HEALTH CARE - SERVICES--1.5%
    Amgen, Inc.*                                     5,100            319,158
                                                                -------------
HEALTH CARE - SUPPLIES--1.8%
    Kinetic Concepts, Inc.*                          6,000            385,500
                                                                -------------
HEALTHCARE FACILITIES/SUPPLIES--21.6%
    Boston Scientific Corp.*                        12,300            333,207
    Eon Labs, Inc.*                                  9,700            297,208
    Gilead Sciences, Inc.*                          12,300            501,840
    GlaxoSmithKline PLC - ADR                       12,200            606,340
    HCA, Inc.                                        1,500             81,000
    Hospira, Inc.*                                   6,800            258,944
    IMS Health, Inc.                                11,500            282,325
    Johnson & Johnson                               19,200          1,288,320
    Pfizer, Inc.                                    18,700            521,730
    UnitedHealth Group, Inc.                        10,200            495,516
                                                                -------------
                                                                    4,666,430
                                                                -------------
INTERNET SOFTWARE--1.1%
    Novell, Inc.*                                   39,200            229,320
                                                                -------------
MANUFACTURING--1.7%
    McGraw-Hill Cos., Inc. (The)                     8,700            379,842
                                                                -------------
MEDICAL EQUIPMENT AND SUPPLIES--1.0%
    Invitrogen Corp.*                                2,700            214,191
                                                                -------------

                             ROBECO INVESTMENT FUNDS
                        ROBECO WPG LARGE CAP GROWTH FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2005
                                   (UNAUDITED)


                                                 NUMBER
                                                OF SHARES          VALUE
                                               -----------      -------------

RESTAURANTS--1.1%
    Yum! Brands, Inc.                                4,500      $     230,805
                                                                -------------
RETAIL--3.1%
    eBay, Inc.*                                      4,600            174,846
    J.C. Penney Company, Inc. (Holding Co.)         10,000            497,600
                                                                -------------
                                                                      672,446
                                                                -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--7.2%
    Advanced Micro Devices, Inc.*                   16,600            272,240
    Freescale Semiconductor, Inc., Class A*         13,800            278,760
    Freescale Semiconductor, Inc., Class B*          2,425             48,985
    Intel Corp.                                     25,900            697,487
    Lam Research Corp.*                              8,200            251,576
                                                                -------------
                                                                    1,549,048
                                                                -------------
SERVICES - BUSINESS--2.3%
    Accenture Ltd., Class A*                        13,000            302,640
    BCE, Inc.                                        8,600            197,800
                                                                -------------
                                                                      500,440
                                                                -------------
TECHNOLOGY--10.9%
    Harris Corp.                                    10,700            307,518
    Microsoft Corp.                                 29,700            766,260
    Motorola, Inc.                                  21,500            373,455
    Seagate Technology*                             27,400            581,428
    United Technologies Corp.                        1,400            149,380
    Yahoo! Inc.*                                     4,900            182,280
                                                                -------------
                                                                    2,360,321
                                                                -------------
TRANSPORTATION - SHIPPING--2.7%
    Burlington Northern Santa Fe Corp.               2,700            133,434
    FedEx Corp.                                      2,300            205,666
    Ryder System, Inc.                               6,700            246,158
                                                                -------------
                                                                      585,258
                                                                -------------
TOTAL COMMON STOCK
        (Cost $18,462,883)                                         21,471,110
                                                                -------------

                                                  NUMBER
                                                 OF SHARES          VALUE
                                               -----------      -------------
INVESTMENT COMPANY--0.3%
    IShares Trust-Russell 1000
       Growth Index Fund                             1,300      $      62,803

TOTAL INVESTMENT COMPANY
     (Cost $62,244)                                                    62,803
                                                                -------------
TOTAL INVESTMENTS--99.7%
     (COST $18,525,127)**                                          21,533,913
                                                                -------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.3%                            63,304
                                                                -------------
NET ASSETS--100.0%                                              $  21,597,217
                                                                =============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                            $  18,609,525

      Gross unrealized appreciation                             $   3,305,433
      Gross unrealized depreciation                                  (381,045)
                                                                -------------

      Net unrealized appreciation/(depreciation)                $   2,924,388
                                                                =============

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                            Portfolio of Investments
                                  MAY 31, 2005
                                   (UNAUDITED)

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

GOVERNMENT AGENCIES--38.3%

FEDERAL HOME LOAN BANKS--0.7%
     1.875% 06/15/06         Aaa/AAA               1,110     $    1,089,837
                                                             --------------

FEDERAL HOME LOAN MORTGAGE CORP.--5.7%
     3.350% 04/01/08         Aaa/AAA                 570            562,294
     3.500% 04/01/08         Aaa/AAA               1,330          1,316,269
     4.125% 09/01/09         Aaa/AAA                 635            632,947
     6.500% 12/01/14         Aaa/AAA                 627            654,966
     5.500% 09/01/19         Aaa/AAA               3,073          3,157,821
     7.500% 02/01/31         Aaa/AAA                  68             72,258
     7.500% 02/01/31         Aaa/AAA                  29             30,635
     7.500% 02/01/31         Aaa/AAA                  35             37,630
     4.372% 12/01/34         Aaa/AAA               2,539          2,532,773
                                                             --------------
                                                                  8,997,593
                                                             --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--30.9%
     4.500% 06/01/20(c)      Aaa/AAA               6,105          6,076,380
     2.125% 06/05/06(d)      Aaa/AAA               1,455          1,432,853
     5.250% 06/15/06         Aaa/AAA               2,235          2,270,490
     3.250% 08/15/08         Aaa/AAA                 700            685,835
     9.000% 11/01/10         Aaa/AAA                  90             97,714
     5.000% 06/01/20(c)      Aaa/AAA               2,615          2,644,419
     5.500% 07/01/34(d)      Aaa/AAA               4,851          4,920,935

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--(CONTINUED)
     4.163% 12/01/34         Aaa/AAA               2,287     $    2,280,572
     5.000% 06/01/35(c)      Aaa/AAA               4,205          4,201,056
     5.500% 06/01/35(c)      Aaa/AAA               3,045          3,085,919
     6.000% 06/01/35(c)      Aaa/AAA              20,565         21,130,537
                                                             --------------
                                                                 48,826,710
                                                             --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.0%
     7.500% 09/15/07         Aaa/AAA                 120            129,028
     8.000% 09/15/17         Aaa/AAA                 171            184,782
     8.000% 11/15/17         Aaa/AAA                  85             91,498
     8.000% 12/15/17         Aaa/AAA                 164            177,453
     6.500% 02/15/24         Aaa/AAA                 295            309,254
     6.500% 04/15/24         Aaa/AAA                 174            182,189
     6.500% 10/15/24         Aaa/AAA                 510            534,627
                                                             --------------
                                                                  1,608,831
                                                             --------------

TOTAL GOVERNMENT AGENCIES
   (Cost $60,257,665)                                            60,522,971
                                                             --------------

ASSET BACKED SECURITIES--8.4%

BANKS - MAJOR--0.9%
  First Union Bank Of
     America Series
     2001-C1 Class A2
     6.136% 03/15/33(f)      Aaa/AAA                 660            712,773

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

BANKS - MAJOR--(CONTINUED)
  First Union-Lehman
     Brothers-Bank Of
     America Series
     1998-C2 Class A2
     6.560% 11/18/35         Aaa/AAA                 655     $      691,344
                                                             --------------
                                                                  1,404,117
                                                             --------------

CREDIT CARDS--4.6%
  Citibank Credit Card
     Issuance Trust
     Series 2003-A11
     Class A11
     3.191% 10/15/09(d)      Aaa/AAA               1,200          1,200,600
  Citibank Credit Card
     Issuance Trust Series
     2003-A3 Class A3
     3.100% 03/10/10(d)      Aaa/AAA               1,750          1,708,890
  Citibank Credit Card
     Issuance Trust Series
     2003-A6 Class A6
     2.900% 05/17/10(d)      Aaa/AAA               1,000            968,438
  Citibank Credit Card
     Issuance Trust Series
     2003-A7 Class A7
     4.150% 07/07/17(d)      Aaa/AAA               1,000            969,063
  First USA Credit Card
     Master Trust Series
     1998-4 Class A
     3.210% 03/18/08(d)      Aaa/AAA                 210            210,034
  Fleet Credit Card Master
     Trust II Series
     2002-C Class A
     2.750% 04/15/08(d)      Aaa/AAA                 500            498,495
  MBNA Master Credit Card
     Trust Series 1995-C
     Class A
     6.450% 02/15/08(d)      Aaa/AAA               1,100          1,101,247
  MBNA Master Credit Card
     Trust Series 2000-I
     Class A
     6.900% 01/15/08(d)      Aaa/AAA                 620            624,353
                                                             --------------
                                                                  7,281,120
                                                             --------------

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

FINANCE--0.3%
  BMW Vehicle Owner
     Trust Series 2003-A
     Class A4
     2.530% 02/25/08(d)      Aaa/AAA                 500     $      494,504
                                                             --------------

MORTGAGE BACKED SECURITIES--2.6%
  Banc Of America
     Commericial
     Mortgage Inc. Series
     2004-4 ClassA6
     4.877% 07/10/42(f)      AAA/AAA               1,920          1,951,681
  Commerical Mortgage
     Asset Trust
     Series 1999-C2
     Class A2
     7.546% 11/17/32         Aaa/AAA                 325            362,053
  General Electric Capital
     Commercial Mortgage
     Corporation Series
     2002-1A Class A3
     6.269% 12/10/35(f)      Aaa/AAA               1,240          1,364,076
  Mortgage Capital Funding
     Inc. Series 1998-MC3
     Class A2
     6.337% 11/18/31         Aaa/AAA                 485            508,746
                                                             --------------
                                                                  4,186,556
                                                             --------------

TOTAL ASSET BACKED SECURITIES
     (Cost $13,488,107)                                          13,366,297
                                                             --------------

CORPORATE BONDS--12.0%

AGRICULTURE--0.5%
  Yara International ASA
     5.250% 12/15/14         Baa2/BBB                700            705,942
                                                             --------------

ALCOHOL--0.1%
  Diageo Capital PLC
     3.375% 03/20/08         A2/A                     95             93,034
                                                             --------------

BANKING--4.2%
  ANZ Capital Trust II
     5.360% 12/13/49(b)
     (d)                     A2/A-                   800            816,671

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

BANKING--(CONTINUED)
  Bank of America Corp.
     5.875% 02/15/09         Aa2/AA-               1,625     $    1,717,332
  Credit Suisse First Boston
     USA Inc.
     6.125% 11/15/11         Aa3/A+                  515            558,825
  Dresdner Funding Trust I
     8.151% 06/30/31         A3/BBB+                 400            503,478
  JP Morgan Chase & Co.
     7.000% 11/15/09         A1/A                    465            514,740
  JP Morgan Chase Capital
     XV
     5.875% 03/15/35         A1e/A-                  325            329,469
  RBS Capital Trust I
     4.709% 12/13/49(a)
     (d)                     A1/A                    570            558,105
  RBS Capital Trust III
     5.512% 09/29/49(d)
    (a)                      A1/A                    850            877,195
  Wachovia Corp.
     4.375% 06/01/10         Aa3e/A+                 700            702,571
                                                             --------------
                                                                  6,578,386
                                                             --------------

DIVERSIFIED OPERATIONS--0.3%
  Hutchison Whampo
     International Ltd.
     7.450% 11/24/33(b)      A3/A-                   375            439,169
                                                             --------------

FINANCE--1.6%
  American General
     Finance
     4.875% 05/15/10         A1/A+                   660            665,060
  Boeing Capital Corp.
     4.750% 08/25/08         A3/A                    125            127,237
  CIT Group Of Co. Canada
     5.200% 06/01/15(b)      A2/A                    700            705,800
  Countrywide Home Loan
     2.875% 02/15/07         A3/A                    125            122,370
  Goldman Sachs Capital I
     6.345% 02/15/34         A1/A-                   365            390,848

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

FINANCE--(CONTINUED)
  Westfield Capital Corp.
     5.125% 11/15/14(b)      A2/A-                   250     $      253,527
  Westpac Capital Trust III
     5.819% 09/30/49(a)
     (b) (c) (g)             A2/A                    280            295,243
                                                             --------------
                                                                  2,560,085
                                                             --------------

FINANCIAL SERVICES--0.1%
  Amvescap PLC
     5.375% 12/15/14         A2/BBB+                 200            202,033
                                                             --------------

HOME BUILDERS--0.9%
  Pulte Homes, Inc.
     6.375% 05/15/33         Baa3/BBB-                80             79,756
  Pulte Homes, Inc.
     6.000% 02/15/35         Baa3/BBB-               505            478,875
  Ryland Group
     5.375% 05/15/12         Baa3/BBB-               890            899,477
                                                             --------------
                                                                  1,458,108
                                                             --------------

INSURANCE - OTHER--0.4%
  Phoenix Life Insurance
     7.150% 12/15/34(b)      BBB+/Baa1               620            639,410
                                                             --------------

METALS & MINING--0.6%
  Alcan, Inc.
     5.750% 06/01/35         BBB+/Baa1               950            956,579
                                                             --------------

OIL & GAS - EXPLORATION--0.3%
  Nexen, Inc.
     5.875% 03/10/35         Baa2/BBB-               460            454,090
  Pemex Project Funding
     Master Trust
     7.375% 12/15/14         Baa1/BBB                 75             84,038
                                                             --------------
                                                                    538,128
                                                             --------------

PRINTING SERVICES--0.1%
  Donneley (R.R.) & Sons
     5.500% 05/15/15(b)      Baa2/A-                 125            125,856
                                                             --------------

REAL ESTATE--0.7%
  First Industrial LP
     7.600% 07/15/28         Baa2/BBB                550            633,886

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

REAL ESTATE--(CONTINUED)
  Liberty Property LP
     5.125% 03/02/15         Baa2/BBB                475     $      473,576
                                                             --------------
                                                                  1,107,462
                                                             --------------

REAL ESTATE INVESTMENT TRUST (REIT)--0.5%
  Brandywine Operating
     Partners
     5.400% 11/01/14         Baa3/BBB-               265            265,742
  Brandywine Realty Trust
     4.500% 11/01/09         Baa3/BBB-               525            515,729
                                                             --------------
                                                                    781,471
                                                             --------------

REINSURANCE--0.4%
  Axis Capital Holdings Ltd
     5.750% 12/01/14         Baa1/BBB+               645            662,753
                                                             --------------

SPECIAL PURPOSE ENTITY--0.2%
  Glencore Funding LLC
     6.000% 04/15/14(b)      Baa3/BBB-               300            287,455
                                                             --------------

TELECOMMUNICATIONS--0.5%
  Verizon Global Funding
     Corp.
     7.750% 12/01/30         A2/A+                   655            835,720
                                                             --------------

TELEPHONE - INTEGRATED--0.6%
  Deutsche Telekom
     International Finance
     8.250% 06/15/30         Baa1/A-                 395            536,933
  Telecom Italia Capital
     4.950% 09/30/14(b)      Baa2/BBB+               255            251,688
  Verizon Virginia, Inc.
     4.625% 03/15/13         A1/A+                   200            194,998
                                                             --------------
                                                                    983,619
                                                             --------------

TOTAL CORPORATE BONDS
    (Cost $18,658,565)                                           18,955,210
                                                             --------------

U.S. TREASURY OBLIGATIONS--40.0%

U.S. TREASURY BONDS--2.2%
     5.375% 02/15/31         Aaa/AAA               3,040          3,520,700
                                                             --------------

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

U.S. TREASURY NOTES--37.8%
     3.375% 02/15/08         Aaa/AAA               7,815     $    7,761,577
     2.625% 05/15/08         Aaa/AAA               2,450          2,380,903
     3.375% 12/15/08         Aaa/AAA               2,975          2,944,203
     3.875% 05/15/09         Aaa/AAA                  85             85,511
     4.000% 06/15/09         Aaa/AAA                 330            333,558
     3.500% 11/15/09         Aaa/AAA                 880            871,887
     3.500% 12/15/09         Aaa/AAA               1,170          1,158,072
     3.500% 02/15/10         Aaa/AAA               7,830          7,745,890
     4.000% 03/15/10         Aaa/AAA              16,105         16,271,075
     4.000% 04/15/10         Aaa/AAA                 975            985,054
     3.875% 05/15/10         Aaa/AAA                 970            975,305
     4.000% 11/15/12         Aaa/AAA               1,440          1,459,293
     4.000% 02/15/15         Aaa/AAA              12,820         12,789,950
  Inflationary Index
     3.875% 01/15/09         Aaa/AAA               1,310          1,692,348
  Inflationary Index
     1.625% 01/15/15         Aaa/AAA               2,280          2,309,345
                                                             --------------
                                                                 59,763,971
                                                             --------------

TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $62,857,546)                                           63,284,671
                                                             --------------

SHORT TERM INVESTMENTS--24.6%

AGENCY DEBENTURES--20.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.3%
  0.000% 6/13/05                              32,153,000         32,122,214
                                                             --------------
                                                                 32,122,214
                                                             --------------
                                                                 32,122,214
                                                             --------------

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2005
                                   (UNAUDITED)

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

ASSET BACKED SECURITIES--2.1%

CREDIT CARDS--1.9%
  American Express Master
     Trust Series
     2000-5 Class A
     3.230% 04/15/08(a) (d)  Aaa/AAA                 340     $      340,155
  American Express Master
     Trust Series
     2001-7 Class A
     3.070% 02/16/09(a) (d)  Aaa/AAA                 305            305,405
  Bank One Issuance Trust
     Series 2002-A4
     Class A4
     2.940% 06/16/08(a) (d)  Aaa/AAA                 300            299,286
  Bank One Issuance Trust
     Series 2003-A2
     Class A2
     3.140% 10/15/08(a) (d)  Aaa/AAA                 595            595,244
  Citibank Credit Card
     Master Trust Series
     2002-A5 Class A5
     3.050% 09/17/07(a) (d)  Aaa/AAA                 450            450,008
  First USA Credit Card
     Master Trust
     Series 2001-3
     Class A
     3.230% 11/19/08(a) (d)  Aaa/AAA                 590            590,696
  MBNA Master Credit Card
     Trust Series 2002-
     A12 Class A12
     3.150% 04/15/08(a) (d)  Aaa/AAA                 415            415,146
                                                             --------------
                                                                  2,995,940
                                                             --------------

                          MOODY'S / S&P     PAR (000'S)          VALUE
                          -------------    -------------     --------------

ASSET BACKED SECURITIES--(CONTINUED)

FINANCE--0.2%
  Student Loan Marketing
     Association Series
     2000-A Class A2
     3.380% 10/28/28(a)
     (d)                     Aaa/AAA                 277     $      278,089
                                                             --------------
                                                                  3,274,029
                                                             --------------

FEDERAL HOME LOAN BANKS--0.9%
     2.500% 03/15/06         Aaa/AAA               1,340          1,328,820
                                                             --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.3%
     2.250% 05/17/06         Aaa/AAA                 520            513,179
                                                             --------------

SHORT-TERM INVESTMENTS--1.0%
   Dreyfus Government
     Cash Management                           1,583,294          1,583,294
                                                             --------------

TOTAL SHORT TERM INVESTMENTS
    (Cost $38,849,591)*                                         38,821,536
                                                             --------------

TOTAL INVESTMENTS--123.3%
    (COST $194,111,474)                                         194,950,685
                                                             --------------

LIABILITIES IN EXCESS OF OTHER
     ASSETS--(23.3)%                                            (36,855,270)
                                                             --------------
NET ASSETS--100.0%                                           $  158,095,415
                                                             ==============

(a)   Adjustable rate security.

(b)   SEC rule 144A security.

(c)   When issued security.

(d)   Callable security.

(f)   Fitch rating.

(g)   Composite rating.

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                         $  194,119,558

      Gross unrealized appreciation                          $    1,319,910
      Gross unrealized depreciation                                (488,783)
                                                             --------------

      Net unrealized appreciation/(depreciation)             $      831,127
                                                             ==============

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                            Portfolio of Investments
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

COMMON STOCK--94.6%

AIRLINES--0.8%
   Republic Airways Holdings, Inc.*                      32,000      $  408,320
                                                                  -------------
APPAREL--0.2%
   Lakeland Industries, Inc.*                             9,570         124,601
                                                                  -------------
AUTOMOTIVE & TRUCKS--0.2%
   Aftermarket Technology Corp.*                          7,400         113,516
                                                                  -------------
BANKS - REGIONAL--14.9%
   Bank Mutual Corp.                                     60,200         652,568
   BankUnited Financial Corp., Class A                   15,300         378,063
   Berkshire Hills Bancorp, Inc.                         15,250         485,713
   Brookline Bancorp, Inc.                               50,200         763,040
   Commercial Capital Bancorp, Inc.                      24,300         411,885
   First Financial Bankshares, Inc.                      13,800         573,252
   FirstMerit Corp.                                      15,700         400,350
   Flagstar Bancorp, Inc.                                28,900         571,064
   Greater Bay Bancorp                                   17,300         434,749
   Jefferson Bancshares, Inc.                            30,800         403,018
   Macatawa Bank Corp.                                   25,352         867,790
   PFF Bancorp, Inc.                                     28,600         830,544
   SNB Bancshares, Inc.*                                 32,000         348,480
   Synergy Financial Group, Inc.                         46,100         556,888
                                                                  -------------
                                                                      7,677,404
                                                                  -------------
BEVERAGES--0.3%
   Cott Corp.*                                            5,800         129,108
                                                                  -------------
BROADCASTING--0.8%
   Westwood One, Inc.                                    20,600         408,910
                                                                  -------------
CHEMICALS - COMMODITY--2.9%
   Albemarle Corp.                                       13,300         505,932
   Hercules, Inc.*                                       33,900         468,498
   Lubrizol Corp. (The)                                   7,000         275,590
   UAP Holding Corp.                                     16,400         238,620
                                                                  -------------
                                                                      1,488,640
                                                                  -------------
COMPUTER EQUIPMENT & SERVICES--2.5%
   Lipman*                                               16,500         535,095

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

COMPUTER EQUIPMENT & SERVICES--(CONTINUED)
   Neoware Systems, Inc.*                                75,400   $     763,048
                                                                  -------------
                                                                      1,298,143
                                                                  -------------
COMPUTER SOFTWARE--0.3%
   Borland Software Corp.*                               22,400         143,360
                                                                  -------------

CONSULTING SERVICES--3.7%
   First Consulting Group, Inc.*                        273,400       1,416,212
   FTI Consulting, Inc.*                                 22,600         496,974
                                                                  -------------
                                                                      1,913,186
                                                                  -------------
CONSUMER DURABLES--2.0%
   Applica, Inc.*                                       351,900       1,006,434
                                                                  -------------
CONSUMER PRODUCTS--1.1%
   Flanders Corp.*                                       57,003         568,320
                                                                  -------------
DATA PROCESSING SERVICES--0.7%
   Infocrossing, Inc.*                                   33,800         370,448
                                                                  -------------
DISTRIBUTION--0.1%
   Navarre Corp.*                                         6,690          60,210
                                                                  -------------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.6%
   Multi-Fineline Electronix, Inc.*                       8,800         143,616
   Pemstar, Inc.*                                       136,700         161,306
   Tektronix, Inc.                                       11,500         260,705
   Vishay Intertechnology, Inc.*                         21,600         278,640
                                                                  -------------
                                                                        844,267
                                                                  -------------
ENGINEERING & CONSTRUCTION--0.8%
   Dycom Industries, Inc.*                               21,350         419,314
                                                                  -------------
FINANCIAL SERVICES--2.4%
   Ares Capital Corp.                                    35,600         601,284
   Gladstone Capital Corp.                               15,000         340,800
   Technology Investment Capital Corp.                   20,100         299,490
                                                                  -------------
                                                                      1,241,574
                                                                  -------------
FOODS--3.4%
   Del Monte Foods Co.*                                 126,600       1,321,704
   NBTY, Inc.*                                           18,000         400,320
                                                                  -------------
                                                                      1,722,024
                                                                  -------------

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

GAMING--0.9%
   Alliance Gaming Corp.*                                18,100   $     235,119
   Mikohn Gaming Corp.*                                  19,600         247,156
                                                                  -------------
                                                                        482,275
                                                                  -------------
GAS UTILITIES--2.2%
   New Jersey Resources Corp.                            10,000         451,000
   UGI Corp.                                             12,000         318,120
   Vectren Corp.                                         12,800         349,312
                                                                  -------------
                                                                      1,118,432
                                                                  -------------
HEALTH CARE - DRUGS--0.2%
   Durect Corp.*                                         32,012         114,923
                                                                  -------------
HEALTH CARE - SERVICES--2.1%
   Air Methods Corp.*                                    68,300         463,074
   Apria Healthcare Group, Inc.*                          8,600         270,900
   Endocare, Inc.*                                       10,500          32,603
   Odyssey Healthcare, Inc.*                             11,000         145,860
   U.S. Physical Therapy, Inc.*                           9,400         150,682
                                                                  -------------
                                                                      1,063,119
                                                                  -------------
INSURANCE - OTHER--5.6%
   Aspen Insurance Holdings Ltd.                         31,200         858,000
   EMC Insurance Group, Inc.                             16,700         297,928
   Max Re Capital Ltd.                                   23,400         517,374
   National Interstate Corp.*                            21,100         411,450
   NCRIC Group, Inc.*                                    43,500         401,940
   Quanta Capital Holdings Ltd.*                         61,800         383,160
                                                                  -------------
                                                                      2,869,852
                                                                  -------------
INTERNET SERVICES--3.3%
   WatchGuard Technologies, Inc.*                       339,300       1,231,659
   webMethods, Inc.*                                     90,800         456,724
                                                                  -------------
                                                                      1,688,383
                                                                  -------------
MACHINERY--0.2%
   Columbus McKinnon Corp.*                              11,870         112,053
                                                                  -------------
MANUFACTURING--2.9%
   GrafTech International Ltd.*                         342,150       1,505,460
                                                                  -------------
MEDIA & ENTERTAINMENT--0.9%
   New Frontier Media, Inc.*                             78,600         471,600
                                                                  -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

METALS & MINING--1.6%
   Apex Silver Mines Ltd.*                                9,960   $     133,962
   Coeur d'Alene Mines Corp.*                            51,900         172,827
   Hecla Mining Co.*                                     21,600          96,768
   Uranium Resources, Inc.*                             935,300         439,591
                                                                  -------------
                                                                        843,148
                                                                  -------------
OIL & GAS - EXPLORATION--1.7%
   Harvest Natural Resources, Inc.*                      14,500         157,180
   InterOil Corp.*                                       14,500         362,500
   Warren Resources, Inc.*                               37,600         332,384
                                                                  -------------
                                                                        852,064
                                                                  -------------
OIL SERVICES--3.2%
   Newpark Resources, Inc.*                             271,660       1,657,126
                                                                  -------------
PAPER FOREST PRODUCTS & PACKAGING--2.0%
   Glatfelter                                            20,900         234,080
   Schweitzer-Mauduit International, Inc.                25,700         770,229
                                                                  -------------
                                                                      1,004,309
                                                                  -------------
PUBLISHING & INFORMATION SERVICES--4.4%
   Banta Corp.                                            8,500         373,320
   MDC Partners, Inc.*                                  172,900       1,530,165
   Princeton Review, Inc. (The)*                         69,090         377,922
                                                                  -------------
                                                                      2,281,407
                                                                  -------------
REAL ESTATE INVESTMENT TRUST (REIT)--9.7%
   Alexandria Real Estate Equities, Inc.                  8,400         582,120
   BRE Properties, Inc., Class A                         14,500         558,830
   CenterPoint Properties Trust                          15,300         639,540
   Colonial Properties Trust                             13,000         530,400
   Corporate Office Properties Trust                     12,400         346,332
   Education Realty Trust, Inc.                          25,400         436,118
   Federal Realty Investment Trust                       12,000         662,400
   Kilroy Realty Corp.                                    7,000         316,260
   LaSalle Hotel Properties                               8,400         259,560
   Newcastle Investment Corp.                            21,600         663,984
                                                                  -------------
                                                                      4,995,544
                                                                  -------------

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

RETAIL--2.0%
   1-800-FLOWERS.COM, Inc., Class A*                     33,400   $     247,494
   Brown Shoe Co., Inc.                                  12,430         436,293
   Casual Male Retail Group, Inc.*                       50,800         358,140
                                                                  -------------
                                                                      1,041,927
                                                                  -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.5%
   Atmel Corp.*                                         161,500         484,500
   Brooks Automation, Inc.*                               8,900         134,212
   Credence Systems Corp.*                               18,700         148,104
                                                                  -------------
                                                                        766,816
                                                                  -------------
SERVICES - BUSINESS--3.4%
   IDT Corp., Class B*                                   74,050       1,014,485
   Marlin Business Services, Inc.*                       36,900         748,332
                                                                  -------------
                                                                      1,762,817
                                                                  -------------
TELECOMMUNICATIONS EQUIPMENT--0.8%
   Axesstel, Inc.*                                       89,800         334,954
   Ditech Communications Corp.*                          12,700          91,567
                                                                  -------------
                                                                        426,521
                                                                  -------------
TRANSPORT - SERVICES--3.3%
   Arlington Tankers Ltd.                                26,300         517,321
   Dryships, Inc.*                                        7,100         131,350
   Excel Maritime Carriers Ltd.*                         24,250         386,788
   International Shipping Enterprises, Inc.*            111,700         644,509
                                                                  -------------
                                                                      1,679,968
                                                                  -------------
TRUCKING--1.5%
   Covenant Transport, Inc., Class A*                     3,800          52,744
   Marten Transport Ltd.*                                14,340         281,207
   U.S. Xpress Enterprises, Inc., Class A*               35,200         429,792
                                                                  -------------
                                                                        763,743
                                                                  -------------
UTILITIES - ELECTRIC--2.5%
   El Paso Electric Co.*                                 28,100         563,967
   Great Plains Energy, Inc.                             12,000         378,000

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                  -------------   -------------

UTILITIES - ELECTRIC--(CONTINUED)
   Hawaiian Electric Industries, Inc.                    12,400   $     319,920
                                                                  -------------
                                                                      1,261,887
                                                                  -------------
TOTAL COMMON STOCK
     (Cost $46,513,224)                                              48,701,153
                                                                  -------------
RIGHTS/WARRANTS--0.8%

RIGHTS & WARRANTS--0.8%
   International Shipping Enterprises, Inc.
       $5.00 expires 12/9/08*                           484,660         397,421
                                                                  -------------
TOTAL RIGHTS/WARRANTS
     (Cost $113,742)                                                    397,421
                                                                  -------------
SHORT TERM INVESTMENTS--3.3%
   Dreyfus Government Cash
      Management Fund
      2.789% 06/01/05                                 1,721,340       1,721,340
                                                                  -------------
TOTAL SHORT TERM INVESTMENTS
     (Cost $1,721,340)                                                1,721,340
                                                                  -------------
TOTAL INVESTMENTS--98.7%
     (COST $48,348,306)**                                            50,819,914
                                                                  -------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--1.3%                                                  676,908
                                                                  -------------
NET ASSETS--100.0%                                                $  51,496,822
                                                                  =============
*     Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $  49,622,719

      Gross unrealized appreciation               $   4,735,906
      Gross unrealized depreciation                  (3,538,711)
                                                  -------------

      Net unrealized appreciation/(depreciation)  $   1,197,195
                                                  =============

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       Shares         Value
                                                     ----------   -------------

DOMESTIC COMMON STOCKS -- 91.9%
AEROSPACE & DEFENSE -- 6.7%
AAR Corp.*                                               56,400   $     904,656
BE Aerospace, Inc.*                                     138,425       2,003,010
CAE, Inc.                                                95,100         446,019
GenCorp, Inc.*                                            1,500          28,350
                                                                  -------------
                                                                      3,382,035
                                                                  -------------
AGRICULTURAL CHEMICALS -- 1.1%
Mosaic Co., (The)*                                       40,725         532,683
                                                                  -------------
AGRICULTURE -- 1.2%
Corn Products International, Inc.                        27,150         599,743
                                                                  -------------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC -- 2.0%
HEICO Corp., Class A                                     13,412         225,187
Triumph Group, Inc.*                                     22,075         783,221
                                                                  -------------
                                                                      1,008,408
                                                                  -------------
AIRLINES -- 0.5%
AirTran Holdings, Inc.*                                  27,300         266,448
                                                                  -------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.9%
Exide Technologies*                                      40,675         205,612
Visteon Corp.*                                           98,125         748,694
                                                                  -------------
                                                                        954,306
                                                                  -------------
BANKS -- 0.5%
Chemical Financial Corp.                                  1,150          36,777
Integra Bank Corp.                                        7,675         169,541
W. Holding Co., Inc.                                      2,550          23,026
                                                                  -------------
                                                                        229,344
                                                                  -------------
BUILDING SUPPLIES -- 0.1%
Comfort Systems USA, Inc.*                                5,050          31,764
                                                                  -------------
CHEMICALS -- 0.6%
Airgas, Inc.                                              3,300          79,200
PolyOne Corp.*                                            7,750          52,080
Westlake Chemical Corp.*                                  7,250         173,855
                                                                  -------------
                                                                        305,135
                                                                  -------------
CHEMICALS & PLASTIC -- 0.6%
A. Schulman, Inc.                                        17,400         284,664
                                                                  -------------
COMPUTER COMPONENTS -- 2.2%
Lexar Media, Inc.*                                      151,450         760,279
Silicon Storage Technology, Inc.*                       101,200         348,128
                                                                  -------------
                                                                      1,108,407
                                                                  -------------
COMPUTER SOFTWARE -- 0.7%
MSC.Software Corp.*                                      15,100         155,303
NetIQ Corp.*                                             17,050         188,232
                                                                  -------------
                                                                        343,535
                                                                  -------------
CONSTRUCTION -- 2.1%
Drew Industries, Inc.*                                    9,100         373,100

                                                       Shares         Value
                                                     ----------   -------------

Infrasource Services, Inc.*                              24,100   $     265,100
Shaw Group, Inc., (The)*                                 19,725         397,459
                                                                  -------------
                                                                      1,035,659
                                                                  -------------
DIVERSIFIED -- 1.9%
Acuity Brands, Inc.                                      18,075         443,741
Viad Corp.                                               17,975         499,705
                                                                  -------------
                                                                        943,446
                                                                  -------------
DRUGS & MEDICAL PRODUCTS -- 0.1%
Par Pharmaceutical Cos., Inc.*                            2,100          67,200
                                                                  -------------
ELECTRIC PRODUCTS -- 0.6%
Encore Wire Corp.*                                       27,950         307,450
                                                                  -------------
ELECTRICAL EQUIPMENT -- 3.8%
EMCOR Group, Inc.*                                       20,400         969,000
General Cable Corp.*                                     55,875         782,809
GrafTech International Ltd.*                             34,700         152,680
                                                                  -------------
                                                                      1,904,489
                                                                  -------------
ELECTRICAL WORK -- 0.8%
Integrated Electrical Services, Inc.*                   262,925         399,646
                                                                  -------------
ELECTRONICS -- 1.1%
Curtiss-Wright Corp.                                     10,125         553,635
                                                                  -------------
ENERGY & UTILITIES -- 3.8%
Allegheny Energy, Inc.*                                   6,425         155,356
Reliant Energy, Inc.*                                   143,675       1,767,203
                                                                  -------------
                                                                      1,922,559
                                                                  -------------
ENTERTAINMENT -- 0.3%
Gaylord Entertainment Co.*                                3,800         159,714
                                                                  -------------
FERTILIZERS -- 0.7%
LESCO, Inc.                                              26,800         361,800
                                                                  -------------
FOOD DISTRIBUTION WHOLESALERS -- 0.2%
Performance Food Group Co.*                               3,100          83,886
                                                                  -------------
FOOTWEAR -- 0.6%
R.G. Barry Corp.*                                        63,050         283,725
                                                                  -------------
GENERAL INDUSTRIAL MACHINERY & EQUIPMENT -- 0.9%
Manitowoc Co., Inc., (The)                               11,425         463,055
                                                                  -------------
HOME FURNISHINGS -- 0.3%
La-Z-Boy, Inc.                                            9,950         132,832
                                                                  -------------
HOMEBUILDING -- 2.0%
Champion Enterprises, Inc.*                             103,225       1,004,379
                                                                  -------------
HOTELS & RESTAURANTS -- 1.0%
Interstate Hotels & Resorts, Inc.*                       79,625         366,275
Orient-Express Hotels Ltd., Class A                       5,050         146,652
                                                                  -------------
                                                                        512,927
                                                                  -------------
INSURANCE -- 2.2%
Assured Guaranty Ltd.                                     6,525         134,088
NCRIC Group, Inc.*                                        6,525          60,291

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       Shares         Value
                                                     ----------   -------------

ProAssurance Corp.*                                      17,350   $     678,732
U.S.I. Holdings Corp.*                                   19,525         228,638
                                                                  -------------
                                                                      1,101,749
                                                                  -------------
LEISURE & ENTERTAINMENT -- 0.9%
Intrawest Corp.                                          19,575         436,522
                                                                  -------------
MACHINERY -- 1.7%
Flowserve Corp.*                                         11,250         331,538
Terex Corp.*                                             11,975         473,252
UNOVA, Inc.*                                              2,650          54,537
                                                                  -------------
                                                                        859,327
                                                                  -------------
MANUFACTURED HOUSING -- 1.6%
Fleetwood Enterprises, Inc.*                             85,600         819,192
                                                                  -------------
MANUFACTURING -- 4.8%
Griffon Corp.*                                           12,650         252,115
Navistar International Corp.*                            21,425         653,677
Trinity Industries, Inc.                                 18,439         535,837
York International Corp.                                 24,100         992,920
                                                                  -------------
                                                                      2,434,549
                                                                  -------------
METALS & MINING -- 1.0%
Brush Engineered Materials, Inc.*                        28,650         406,257
Cameco Corp.                                              2,550         105,443
                                                                  -------------
                                                                        511,700
                                                                  -------------
OFFICE FURNISHINGS -- 1.7%
Interface, Inc., Class A*                               109,645         838,784
                                                                  -------------
OIL & GAS FIELD SERVICES -- 0.6%
Willbros Group, Inc.*                                    26,575         307,739
                                                                  -------------
OIL REFINING -- 0.2%
Premcor, Inc.                                             1,400          95,018
                                                                  -------------
PAPER -- 0.9%
Glatfelter                                               39,150         438,480
                                                                  -------------
PAPER & FORESTRY PRODUCTS -- 2.9%
Longview Fibre Co.                                       32,450         648,026
Neenah Paper, Inc.                                       27,550         824,572
                                                                  -------------
                                                                      1,472,598
                                                                  -------------
RACETRACKS -- 0.2%
Magna Entertainment Corp., Class A*                      23,200         123,424
                                                                  -------------
REAL ESTATE -- 6.1%
American Real Estate Partners, L.P.*                     33,550         931,348
Jones Lang LaSalle, Inc.*                                25,525       1,082,515
MI Developments, Inc., Class A                           35,550       1,075,388
                                                                  -------------
                                                                      3,089,251
                                                                  -------------
REAL ESTATE INVESTMENT TRUST -- 9.4%
American Financial Realty Trust                          35,700         547,995
Boykin Lodging Co.*                                     164,075       1,739,195
CRT Properties, Inc.                                     50,800       1,167,892

                                                       Shares         Value
                                                     ----------   -------------

MeriStar Hospitality Corp.*                             149,350   $   1,253,047
                                                                  -------------
                                                                      4,708,129
                                                                  -------------
RESTAURANTS -- 1.9%
Triarc Cos., Inc., Class A                                8,450         132,243
Triarc Cos., Inc., Class B                               55,750         802,800
                                                                  -------------
                                                                        935,043
                                                                  -------------
RETAIL -- 1.2%
MarineMax, Inc.*                                         21,300         586,176
Warnaco Group, Inc., (The)*                               1,775          37,879
                                                                  -------------
                                                                        624,055
                                                                  -------------
RETAIL - DEPARTMENT STORES -- 0.5%
Dillard's, Inc., Class A                                 11,525         275,678
                                                                  -------------
RETAIL - SPECIALTY STORES -- 3.3%
Casual Male Retail Group, Inc.*                          69,339         488,840
GameStop Corp., Class A*                                  1,750          51,030
Linens 'n Things, Inc.*                                   1,300          31,681
Pep Boys-Manny, Moe & Jack, (The)                        32,600         435,536
West Marine, Inc.*                                       19,050         316,039
Zale Corp.*                                              10,350         322,713
                                                                  -------------
                                                                      1,645,839
                                                                  -------------
SEMICONDUCTOR EQUIPMENT -- 5.5%
Alliance Semiconductor Corp.*                           202,125         339,570
Axcelis Technologies, Inc.*                              11,025          73,316
BE Semiconductor Industries N.V.*                       319,718       1,604,984
Integrated Silicon Solution, Inc.*                       69,500         455,225
Kulicke and Soffa Industries, Inc.*                      29,650         172,266
LTX Corp.*                                               15,250          73,048
Ultratech, Inc.*                                          1,550          27,172
                                                                  -------------
                                                                      2,745,581
                                                                  -------------
SEMICONDUCTORS & RELATED -- 3.8%
ASM International N.V.*                                  96,325       1,429,463
STATS ChipPAC Ltd. -- ADR*                               46,550         336,091
ZiLOG, Inc.*                                             41,225         162,839
                                                                  -------------
                                                                      1,928,393
                                                                  -------------
SERVICES - ENGINEERING SERVICES -- 1.1%
Washington Group International., Inc.                    11,800         566,518
                                                                  -------------
TELECOMMUNICATIONS & EQUIPMENT -- 0.3%
CommScope, Inc.*                                          5,700          96,444
Sycamore Networks, Inc.*                                 13,525          45,715
                                                                  -------------
                                                                        142,159
                                                                  -------------
TRANSPORTATION -- 0.7%
Alexander & Baldwin, Inc.                                 7,475         332,264
                                                                  -------------
UTILITIES -- 1.1%
Avista Corp.                                             31,475         554,904
                                                                  -------------

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       Shares         Value
                                                     ----------   -------------

        TOTAL DOMESTIC COMMON STOCKS
            (Cost $36,796,442)                                       46,169,770
                                                                  -------------
CANADIAN COMMON STOCKS -- 0.8%
REAL ESTATE INVESTMENT TRUST -- 0.8%
Boardwalk Real Estate Investment Trust               $    1,800   $      28,059
Trizec Canada, Inc.                                      20,075         358,874
                                                                  -------------
                                                                        386,933
                                                                  -------------
        TOTAL CANADIAN COMMON STOCK
            (Cost $325,104)                                             386,933
                                                                  -------------

                                                        Par
                                                       (000)          Value
                                                     ----------   -------------
CORPORATE BONDS -- 1.0%
Mercer International, Inc. CV144A
    8.50%, 10/15/10                                         500         506,875
                                                                  -------------
        TOTAL CORPORATE BONDS
            (Cost $500,000)                                             506,875
                                                                  -------------

                                                       Shares         Value
                                                     ----------   -------------

EXCHANGE TRADED FUNDS -- 1.1%
FINANCE -- 1.1%
iShares Russell 2000 Value Index Fund                     2,950         546,192
                                                                  -------------
        TOTAL EXCHANGE TRADED FUNDS
            (Cost $540,408)                                             546,192
                                                                  -------------
TEMPORARY INVESTMENTS -- 5.1%
PNC Bank Money Market 2.69% 6/01/05                   2,537,729       2,537,729
                                                                  -------------
        TOTAL TEMPORARY INVESTMENTS
            (Cost $2,537,729)                                         2,537,729
                                                                  -------------
TOTAL INVESTMENTS -- 99.9%
(Cost $40,699,683)**                                                 50,147,499
                                                                  -------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                            74,229
                                                                  -------------
NET ASSETS -- 100.0%                                              $  50,221,728
                                                                  =============

*     Non-income producing.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2005, these securities amounted to 1.01% of net assets.

ADR   -- American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $  42,546,765
                                                          =============

      Gross unrealized appreciation                       $  11,075,073
      Gross unrealized depreciation                          (3,474,339)
                                                          -------------

      Net unrealized appreciation/(depreciation)          $   7,600,734
                                                          =============

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       Shares         Value
                                                     ----------   -------------

DOMESTIC COMMON STOCKS -- 91.9%
AEROSPACE & DEFENSE -- 7.7%
Boeing Co., (The)                                        64,350   $   4,111,965
Goodrich Corp.                                           12,875         538,947
                                                                  -------------
                                                                      4,650,912
                                                                  -------------
AGRICULTURAL CHEMICALS -- 2.4%
Mosaic Co., (The)*                                      112,800       1,475,424
                                                                  -------------
AIRLINES -- 0.8%
Southwest Airlines Co.                                   34,350         499,792
                                                                  -------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.2%
Visteon Corp.*                                           96,350         735,150
                                                                  -------------
AUTOMOBILES -- 2.4%
HONDA MOTOR Co., Ltd. -- ADR                             57,925       1,431,906
                                                                  -------------
BROADCASTING & CABLE TELEVISION -- 5.7%
Liberty Global, Inc., Class A*                           35,367       1,482,231
Liberty Media Corp., Class A*                           186,895       1,941,839
                                                                  -------------
                                                                      3,424,070
                                                                  -------------
CHEMICALS - DIVERSIFIED -- 1.2%
Bayer AG -- ADR                                          21,125         714,659
                                                                  -------------
CHEMICALS - SPECIALTY -- 0.3%
Dow Chemical Co., (The)                                   3,600         163,044
                                                                  -------------
COMMERCIAL SERVICES -- 0.1%
Convergys Corp.*                                          4,650          63,379
                                                                  -------------
COMPUTERS, SOFTWARE & SERVICING -- 1.8%
BearingPoint, Inc.*                                     135,300         886,215
Electronic Data Systems Corp.                             9,200         181,240
                                                                  -------------
                                                                      1,067,455
                                                                  -------------
DAIRY PRODUCTS -- 1.4%
Dean Foods Co.*                                          21,350         832,009
                                                                  -------------
DRUGS & MEDICAL PRODUCTS -- 0.8%
Bristol-Myers Squibb Co.                                 19,400         491,984
                                                                  -------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 4.4%
Avnet, Inc.*                                             56,725       1,186,687
Sanmina-SCI Corp.*                                      285,725       1,465,769
                                                                  -------------
                                                                      2,652,456
                                                                  -------------
ELECTRONICS -- 1.3%
Agilent Technologies, Inc.*                              33,425         802,534
                                                                  -------------
ENERGY & UTILITIES -- 4.2%
Reliant Energy, Inc.*                                   204,775       2,518,732
                                                                  -------------
ENGINEERING & CONSTRUCTION -- 0.2%
ABB Ltd. -- ADR*                                         21,625         141,644
                                                                  -------------
FINANCIAL SERVICES -- 6.2%
Fannie Mae                                               23,200       1,374,368
J.P. Morgan Chase & Co.                                  60,400       2,159,300

                                                       Shares         Value
                                                     ----------   -------------

Washington Mutual, Inc.                                   4,550   $     187,915
                                                                  -------------
                                                                      3,721,583
                                                                  -------------

FOOD -- 3.2%
Smithfield Foods, Inc.*                                   1,375          41,016
Tate & Lyle PLC -- ADR                                   54,500       1,881,297
                                                                  -------------
                                                                      1,922,313
                                                                  -------------
GAMBLING - NON HOTEL -- 0.4%
GTECH Holdings Corp.                                      9,050         255,572
                                                                  -------------
HOME FURNISHINGS & HOUSEWARES -- 1.3%
Newell Rubbermaid, Inc.                                  33,275         758,337
                                                                  -------------
HOTELS & RESTAURANTS -- 3.0%
Starwood Hotels & Resorts Worldwide, Inc.                32,750       1,833,018
                                                                  -------------
INDUSTRIAL GOODS & MATERIALS -- 4.1%
Tyco International Ltd.                                  85,150       2,463,390
                                                                  -------------
INSURANCE -- 5.5%
Aon Corp.                                                61,450       1,531,948
Genworth Financial, Inc., Class A                        41,050       1,190,040
Loews Corp.                                               6,550         493,254
PMI Group, Inc., (The)                                    3,450         130,410
                                                                  -------------
                                                                      3,345,652
                                                                  -------------
LEISURE & ENTERTAINMENT -- 2.7%
Carnival Corp.                                           30,950       1,637,255
                                                                  -------------
MANUFACTURING -- 2.2%
Brunswick Corp.                                             650          27,976
Navistar International Corp.*                            42,950       1,310,405
                                                                  -------------
                                                                      1,338,381
                                                                  -------------
MEDICAL & MEDICAL SERVICES -- 2.1%
Tenet Healthcare Corp.*                                  62,325         755,379
Triad Hospitals, Inc.*                                    9,600         486,912
                                                                  -------------
                                                                      1,242,291
                                                                  -------------
METALS & MINING -- 1.4%
Freeport-McMoRan Copper & Gold, Inc.,
   Class B                                               23,941         845,117
                                                                  -------------
OFFICE PRODUCTS -- 0.3%
Office Depot, Inc.*                                       8,550         168,606
                                                                  -------------
OIL REFINING -- 2.3%
Premcor, Inc.                                            20,675       1,403,212
                                                                  -------------
PACKAGING & CONTAINERS -- 0.3%
Pactiv Corp.*                                             8,725         199,366
                                                                  -------------
PAPER & FORESTRY PRODUCTS -- 2.6%
Abitibi-Consolidated, Inc.                              111,175         500,288
International Paper Co.                                  33,600       1,082,256
                                                                  -------------
                                                                      1,582,544
                                                                  -------------
POWER, DISTRIBUTION & SPECIALTY
TRANSFORMERS --1.4%
NRG Energy, Inc.*                                        23,452         838,409
                                                                  -------------

                                    SCHNEIDER
                                   VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                       Shares         Value
                                                     ----------   -------------

REAL ESTATE -- 2.0%
CB Richard Ellis Group, Inc., Class A*                   16,900   $     649,974
St. Joe Co., (The)                                        6,855         540,654
                                                                  -------------
                                                                      1,190,628
                                                                  -------------
REAL ESTATE INVESTMENT TRUST -- 1.7%
Host Marriott Corp.                                      10,000         167,500
Trizec Properties, Inc.                                  43,125         841,369
                                                                  -------------
                                                                      1,008,869
                                                                  -------------
RETAIL - CONSUMER ELECTRONICS STORES -- 0.4%
Circuit City Stores, Inc.                                13,405         219,708
                                                                  -------------
RETAIL - DEPARTMENT STORES -- 3.6%
J.C. Penney Co., Inc.                                    30,875       1,536,340
Kohl's Corp.*                                            12,500         608,625
                                                                  -------------
                                                                      2,144,965
                                                                  -------------
RETAIL - SHOE STORES -- 0.4%
Foot Locker, Inc.                                        10,150         268,062
                                                                  -------------
SEMI-CONDUCTORS & RELATED -- 1.1%
Teradyne, Inc.*                                          51,675         672,292
                                                                  -------------
TELECOMMUNICATIONS & EQUIPMENT -- 1.7%
Telephone and Data Systems, Inc.                         13,150         509,563
Telephone and Data Systems, Inc.-Special
   Shares                                                13,150         499,700
                                                                  -------------
                                                                      1,009,263
                                                                  -------------
TRANSPORTATION -- 3.6%
CSX Corp.                                                40,275       1,674,634
Swift Transportation Co.*                                19,725         484,249
                                                                  -------------
                                                                      2,158,883
                                                                  -------------
WHOLESALE - DISTRIBUTION -- 0.9%
Hughes Supply, Inc.                                      21,975         571,350
                                                                  -------------
WHOLESALE - DRUG DISTRIBUTION -- 1.6%
AmerisourceBergen Corp.                                  15,200         981,464
                                                                  -------------
     TOTAL DOMESTIC COMMON STOCKS
        (Cost $48,108,236)                                           55,445,680
                                                                  -------------
CANADIAN COMMON STOCKS -- 0.9%
MANUFACTURING -- 0.9%
Bombardier, Inc., Class B*                              271,750         522,200
                                                                  -------------
     TOTAL CANADIAN COMMON STOCK
         (Cost $722,216)                                                522,200
                                                                  -------------

                                                        Par
                                                       (000)          Value
                                                     ----------   -------------

CORPORATE BONDS -- 0.1%
Delta Air Lines, Inc. (Ca, C)
   8.00%, 06/03/23                                   $      189   $      73,474
                                                                  -------------
     TOTAL CORPORATE BONDS
         (Cost $129,475)                                                 73,474
                                                                  -------------

                                                       Shares         Value
                                                     ----------   -------------

EXCHANGE TRADED FUNDS -- 1.9%
FINANCE -- 1.9%
iShares Russell 1000 Value Index Fund                    17,245       1,141,792
                                                                  -------------
        TOTAL EXCHANGE TRADED FUNDS
            (Cost $1,108,609)                                         1,141,792
                                                                  -------------
TEMPORARY INVESTMENTS -- 4.9%
PNC Bank Money Market 2.69% 6/01/05                   2,961,553         2,961,5
                                                                  -------------
        TOTAL TEMPORARY INVESTMENTS
            (Cost $2,961,553)                                        2 ,961,553
                                                                  -------------
TOTAL INVESTMENTS -- 99.7%
(Cost $53,030,089)**                                                 60,144,699
                                                                  -------------
ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.3%                           197,656
                                                                  -------------
NET ASSETS   100.0%                                               $  60,342,355
                                                                  =============

*     Non-income producing.

ADR   --American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $  53,400,570
                                                          =============

      Gross unrealized appreciation                       $   9,297,697
      Gross unrealized depreciation                          (2,553,568)
                                                          -------------

      Net unrealized appreciation/(depreciation)          $   6,744,129
                                                          =============

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                  NUMBER
                                                OF SHARES           VALUE
                                               -----------      -------------

COMMON STOCKS--98.4%

BASIC INDUSTRY--4.9%
    Braskem S.A. - ADR                              92,400      $   1,748,208
    Crompton Corp.                                 187,400          2,876,590
    Crown Holdings, Inc.*                          204,200          3,040,538
    H.B. Fuller Co.                                 67,100          2,174,040
    IPSCO, Inc.                                     59,300          3,046,241
    Lone Star Technologies, Inc.*                   37,900          1,570,955
                                                                -------------
                                                                   14,456,572
                                                                -------------
CONSUMER CYCLICAL--14.3%
    7-Eleven, Inc.*                                110,100          3,286,485
    Aaron Rents, Inc.                               77,100          1,743,231
    Ameristar Casinos, Inc.                         17,300            888,182
    Argosy Gaming Co.*                               9,500            440,515
    Barnes & Noble, Inc.*                           69,400          2,626,790
    Bluegreen Corp.*                                94,600          1,594,956
    Building Materials Holding Corp.                48,800          3,027,064
    CKE Restaurants, Inc.                          116,300          1,918,950
    Domino's Pizza, Inc.                            79,700          1,824,333
    Furniture Brands International, Inc.            58,500          1,176,435
    Hartmarx Corp.*                                139,800          1,325,304
    Jack in the Box, Inc.*                          49,100          2,036,668
    JAKKS Pacific, Inc.*                            28,700            593,229
    Longs Drug Stores Corp.                         59,000          2,421,360
    Media General, Inc., Class A                    18,200          1,112,020
    Monarch Casino & Resort, Inc.*                 134,400          2,701,440
    O'Charley's, Inc.*                              85,300          1,584,021
    Phillips-Van Heusen Corp.                       88,700          2,748,813
    Progressive Gaming Corp.*                       37,700            475,397
    Retail Ventures, Inc.*                         102,000          1,149,540
    Ryder System, Inc.                              26,400            969,936
    Shoe Carnival, Inc.*                            44,700            819,351
    Stein Mart, Inc.                               133,200          3,204,792
    THQ, Inc.*                                      76,900          2,144,741
                                                                -------------
                                                                   41,813,553
                                                                -------------
CONSUMER GROWTH--16.4%
    Alliance Imaging, Inc.*                         41,800            419,254
    Alpharma, Inc., Class A                        185,300          2,384,811
    America Service Group, Inc.*                    26,900            529,661
    AngioDynamics, Inc.*                           112,500          2,223,000
    Bright Horizons Family Solutions, Inc.*         58,300          2,157,683
    Chattem, Inc.*                                  14,100            604,890

                                                  NUMBER
                                                OF SHARES           VALUE
                                               -----------      -------------
CONSUMER GROWTH--(CONTINUED)
    CNS, Inc.                                       21,600      $     453,600
    Cutera, Inc.*                                  114,200          1,827,200
    Dade Behring Holdings, Inc.                     49,100          3,282,335
    Education Management Corp.*                     68,700          2,229,315
    Genesis HealthCare Corp.*                       59,591          2,591,612
    Gentiva Health Services, Inc.*                  11,800            187,502
    Haemonetics Corp.*                              63,600          2,588,520
    Hi-Tech Pharmacal Co., Inc.*                    50,300          1,512,018
    IntraLase Corp.*                                25,500            494,445
    Lifecore Biomedical, Inc.*                     116,200          1,482,712
    Magellan Health Services, Inc.*                 52,800          1,714,416
    Medical Action Industries, Inc.*                32,542            576,970
    Natus Medical, Inc.*                            37,200            375,720
    Nu Skin Enterprises, Inc., Class A              70,400          1,590,336
    Nutri/System, Inc.*                            110,300          1,352,278
    Orthofix International, N.V.*                   35,100          1,608,984
    PerkinElmer, Inc.                              126,600          2,421,858
    Pilgrim's Pride Corp.                           20,000            705,000
    Playtex Products, Inc.*                        142,100          1,531,838
    Radiation Therapy Services, Inc.*               82,700          1,711,890
    Res-Care, Inc.*                                 7,372              98,269
    Respironics, Inc.*                              35,000          2,339,400
    Steiner Leisure Ltd.*                           65,900          2,239,282
    Ventiv Health, Inc.*                            91,300          1,853,390
    VistaCare, Inc., Class A*                       51,600            920,544
    West Pharmaceutical Services, Inc.              76,500          2,129,760
                                                                -------------
                                                                   48,138,493
                                                                -------------
ENERGY--4.6%
    Advanced Energy Industries, Inc.*               91,000            868,140
    Core Laboratories N.V.*                         95,600          2,399,560
    Frontier Oil Corp.                              41,600          2,034,656
    Giant Industries, Inc.*                         64,600          1,861,126
    Holly Corp.                                     31,900          1,219,537
    Tesoro Corp.                                    70,000          3,052,000
    Vintage Petroleum, Inc.                         69,800          1,927,876
                                                                -------------
                                                                   13,362,895
                                                                -------------
FINANCIAL--18.2%
    Advance America Cash Advance Centers, Inc.      65,000            793,650
    Allmerica Financial Corp.*                      50,800          1,773,936
    American Physicians Capital, Inc.*              58,200          2,016,630
    Arch Capital Group Ltd.*                        59,000          2,634,350

                         BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 MAY 31, 2005
                                  (UNAUDITED)

                                                  NUMBER
                                                OF SHARES           VALUE
                                               -----------      -------------

FINANCIAL--(CONTINUED)
    Banco Itau Holding Financeira S.A. - ADR        35,200      $   3,095,136
    BankAtlantic Bancorp, Inc., Class A             64,900          1,151,326
    Calamos Asset Management, Inc., Class A         95,500          2,309,190
    Capital Crossing Bank*                          17,600            571,648
    Center Financial Corp.                          51,130          1,092,648
    Euronet Worldwide, Inc.*                        56,700          1,589,868
    EZCORP, Inc., Class A*                         172,500          1,640,475
    First American Corp.                            75,300          2,914,110
    First Cash Financial Services, Inc.*            94,250          1,639,950
    First Republic Bank                             21,200            680,096
    GFI Group, Inc.*                                19,100            532,890
    Infinity Property & Casualty Corp.              47,300          1,513,600
    Investment Technology Group, Inc.*             110,600          2,183,244
    LandAmerica Financial Group, Inc.               47,900          2,691,980
    MarketAxess Holdings, Inc.*                      2,400             24,000
    Max Re Capital Ltd.                            102,000          2,255,220
    National Financial Partners Corp.               55,000          2,103,200
    Ohio Casualty Corp.                            101,800          2,433,020
    Safety Insurance Group, Inc.                    71,600          2,256,832
    Selective Insurance Group, Inc.                 35,200          1,694,176
    StanCorp Financial Group, Inc.                  31,200          2,335,320
    Stewart Information Services Corp.              40,700          1,597,475
    UICI                                            79,000          1,986,850
    Unitrin, Inc.                                   41,700          2,076,243
    Universal American Financial Corp.*             46,600            882,604
    World Acceptance Corp.*                         34,180            890,389
    Zenith National Insurance Corp.                 31,500          1,995,525
                                                                -------------
                                                                   53,355,581
                                                                -------------
INDUSTRIAL--15.9%
    Administaff, Inc.                               96,700          2,065,512
    Aftermarket Technology Corp.*                   74,841          1,148,061
    AMERCO*                                         53,900          2,866,402
    Blount International, Inc.*                     89,300          1,577,038
    Brink's Co., (The)                              72,100          2,250,241
    Bucyrus International, Inc., Class A            41,000          1,462,880
    CNF, Inc.                                       47,500          2,116,125
    Columbus McKinnon Corp.*                       157,100          1,483,024
    Consolidated Graphics, Inc.*                    53,200          2,251,956
    CP Ships Ltd.                                   49,400            856,596

                                                  NUMBER
                                                OF SHARES           VALUE
                                               -----------      -------------

INDUSTRIAL--(CONTINUED)
    Flowserve Corp.*                                39,600      $   1,167,012
    Genlyte Group, Inc., (The)*                     42,200          1,880,432
    Greenbrier Cos., Inc., (The)                    48,500          1,344,420
    Greif, Inc., Class A                            30,000          2,180,400
    Heidrick & Struggles International, Inc.*       31,000            778,410
    Hub Group, Inc., Class A*                       95,600          2,627,088
    Ingram Micro, Inc., Class A*                   117,800          1,862,418
    Kennametal, Inc.                                16,700            734,800
    Laidlaw International, Inc.*                    94,700          2,106,128
    McDermott International, Inc.*                 129,600          2,764,368
    Pacer International, Inc.*                     100,200          2,285,562
    Rollins, Inc.                                  104,400          2,129,760
    Snap-On, Inc.                                   51,300          1,770,363
    Stewart & Stevenson Services, Inc.              98,500          2,353,165
    WESCO International, Inc.*                      91,600          2,674,720
                                                                -------------
                                                                   46,736,881
                                                                -------------
TECHNOLOGY--23.4%
    ADE Corp.*                                      43,100            966,733
    Advanced Digital Information Corp.*            168,500          1,157,595
    Airspan Networks, Inc.*                        251,600          1,202,648
    Ansoft Corp.*                                   65,242          1,454,897
    Arris Group, Inc.*                             289,800          2,509,668
    Artesyn Technologies, Inc.*                     53,800            442,774
    Aspect Communications Corp.*                    32,700            313,920
    BE Aerospace, Inc.*                             53,800            778,486
    BEA Systems, Inc.*                              25,700            216,651
    Brightpoint, Inc.*                              85,900          1,614,920
    Coherent, Inc.*                                 21,100            692,713
    Comtech Telecommunications Corp.*               52,100          1,884,457
    CryptoLogic, Inc.                               56,500          1,904,615
    Ctrip.com International Ltd. - ADR*             39,000          1,981,200
    Deltathree, Inc.*                              173,760            703,728
    DSP Group, Inc.*                                61,900          1,455,888
    ECI Telecom Ltd.*                              227,500          2,008,825
    Emulex Corp.*                                  125,800          2,377,620
    Energy Conversion Devices, Inc.*                24,300            468,504
    Extreme Networks, Inc.*                        250,500          1,144,785
    FairPoint Communications, Inc.                  66,100          1,029,177
    FileNET Corp.*                                  76,100          2,120,146

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                  NUMBER
                                                OF SHARES           VALUE
                                               -----------      -------------

TECHNOLOGY--(CONTINUED)
    Hologic, Inc.*                                  63,300      $   2,330,073
    Hypercom Corp.*                                214,100          1,359,535
    Informatica Corp.*                             242,100          2,077,218
    Integrated Device Technology, Inc.*            101,900          1,246,237
    IXYS Corp.*                                    161,300          2,230,779
    ManTech International Corp., Class A*           37,300          1,071,629
    McDATA Corp., Class A*                         368,800          1,405,128
    Micromuse, Inc.*                               246,300          1,546,764
    MTS Systems Corp.                               48,500          1,547,635
    Nam Tai Electronics, Inc.                       13,300            287,147
    NetIQ Corp.*                                   107,300          1,184,592
    NICE Systems Ltd. - ADR*                        51,200          1,866,240
    ON Semiconductor Corp.*                        216,200            972,900
    Optimal Group, Inc., Class A*                  117,600          1,921,584
    PAR Technology Corp.*                           36,000          1,031,400
    Parametric Technology Corp.*                   416,900          2,509,738
    Pinnacle Systems, Inc.*                        121,700            719,247
    Progress Software Corp.*                        69,400          2,024,398
    Skyworks Solutions, Inc.*                      264,600          1,674,918
    SPSS, Inc.*                                     83,600          1,461,328
    Transaction Systems Architects, Inc.*           88,900          2,025,142
    TriQuint Semiconductor, Inc.*                  226,100            766,479
    TriZetto Group, Inc., (The)*                   206,400          2,864,832
    ValueClick, Inc.*                               56,400            604,608
    Witness Systems, Inc.*                         118,200          2,054,316
    Xyratex Ltd.*                                   83,400          1,508,706
                                                                -------------
                                                                   68,722,523
                                                                -------------
UTILITY--0.7%
    Compania Anonima Nacional Telefonos de
        Venezuela (CANTV) - ADR                    106,300          2,028,204
                                                                -------------
        TOTAL COMMON STOCKS
            (Cost $248,780,827)                                   288,614,702
                                                                -------------
SHORT TERM INVESTMENTS--1.8%
    Galaxy Institutional Money Market Fund
        2.97% 06/01/05                           5,219,949          5,219,949
                                                                -------------
        TOTAL SHORT TERM INVESTMENTS
            (Cost $5,219,949)                                       5,219,949
                                                                -------------

TOTAL INVESTMENTS--100.2%
     (Cost $254,000,776)**                                        293,834,651
                                                                -------------

LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2)%                        (676,441)
                                                                -------------

NET ASSETS--100.0%                                              $ 293,158,210
                                                                =============

*     Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                            $ 254,561,513
                                                                =============

      Gross unrealized appreciation                             $  50,576,196
      Gross unrealized depreciation                               (11,303,058)
                                                                -------------

      Net unrealized appreciation/(depreciation)                $  39,273,138
                                                                =============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   The RBB Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ Edward J. Roach
                         -------------------------------------------------------
                               Edward J. Roach, President & Treasurer
                               (principal executive officer)

Date     July 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Edward J. Roach
                         -------------------------------------------------------
                               Edward J. Roach, President & Treasurer
                               (principal executive officer)

Date     July 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ Edward J. Roach
                         -------------------------------------------------------
                               Edward J. Roach, President & Treasurer
                               (principal financial officer)

Date     July 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.